Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Brighthouse Funds Trust II
Entity Central Index Key	0000710826
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000017775
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

International equities delivered a positive return in 2024 but underperformed the U.S. market, which continued its strong upward trajectory. We saw some loosening of monetary policy from some Western central banks, while in Asia the Bank of Japan made a historic move to end its negative interest rate policy. The Portfolio underperformed the MSCI ACWI ex U.S. Index. Stock selection within the Emerging Markets allocation was the largest contributor, followed by Europe (ex U.K.). This was offset by stock selection within the United Kingdom ("U.K.") and Developed Asia Pacific. At the sector level, the largest positive contributions came from Communication Services and Materials. Financials and Industrials were the largest detractors.

Top Contributors:

•Overweight positions in TSMC (Taiwan) and Spotify (Sweden).

Top Detractors:

•Overweight positions in Edenred (France) and Samsung Electronics (South Korea).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $17,124	MSCI All Country World ex-U.S. Index $15,985
12/2014	$10,000	$10,000
12/2015	$9,803	$9,434
12/2016	$10,330	$9,858
12/2017	$13,961	$12,538
12/2018	$11,586	$10,758
12/2019	$15,389	$13,073
12/2020	$19,479	$14,465
12/2021	$19,332	$15,597
12/2022	$13,803	$13,101
12/2023	$16,368	$15,147
12/2024	$17,124	$15,985

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Baillie Gifford International Stock Portfolio - Class A	4.62%	2.16%	5.53%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%

AssetsNet	$ 1,330,072,211
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 10,136,578
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,330,072,211
# of Portfolio Investments	93
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$10,136,578

Holdings [Text Block]

Top Sectors

Value	Value
Energy	1.6
Health Care	4.7
Consumer Staples	5.1
Materials	6.7
Communication Services	10.7
Consumer Discretionary	13.7
Financials	15.7
Industrials	19.8
Information Technology	21.0

Top 10 Countries

Value	Value
India	4.5
Denmark	5.2
Taiwan	5.2
Canada	5.7
France	6.5
Netherlands	6.5
China	7.2
United States	8.5
Germany	9.2
Japan	12.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	5.2
MercadoLibre, Inc.	3.7
Tencent Holdings Ltd.	3.2
SAP SE	3.0
CRH PLC	2.9
Scout24 SE	2.5
DSV AS	2.5
Sony Group Corp.	2.4
Ryanair Holdings PLC	2.3
Deutsche Boerse AG	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017776
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$100	0.98%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

International equities delivered a positive return in 2024 but underperformed the U.S. market, which continued its strong upward trajectory. We saw some loosening of monetary policy from some Western central banks, while in Asia the Bank of Japan made a historic move to end its negative interest rate policy. The Portfolio underperformed the MSCI ACWI ex U.S. Index. Stock selection within the Emerging Markets allocation was the largest contributor, followed by Europe (ex U.K.). This was offset by stock selection within the United Kingdom ("U.K.") and Developed Asia Pacific. At the sector level, the largest positive contributions came from Communication Services and Materials. Financials and Industrials were the largest detractors.

Top Contributors:

•Overweight positions in TSMC (Taiwan) and Spotify (Sweden).

Top Detractors:

•Overweight positions in Edenred (France) and Samsung Electronics (South Korea).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $16,707	MSCI All Country World ex-U.S. Index $15,985
12/2014	$10,000	$10,000
12/2015	$9,783	$9,434
12/2016	$10,277	$9,858
12/2017	$13,863	$12,538
12/2018	$11,480	$10,758
12/2019	$15,200	$13,073
12/2020	$19,191	$14,465
12/2021	$19,000	$15,597
12/2022	$13,525	$13,101
12/2023	$16,009	$15,147
12/2024	$16,707	$15,985

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Baillie Gifford International Stock Portfolio - Class B	4.36%	1.91%	5.27%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%

AssetsNet	$ 1,330,072,211
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 10,136,578
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,330,072,211
# of Portfolio Investments	93
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$10,136,578

Holdings [Text Block]

Top Sectors

Value	Value
Energy	1.6
Health Care	4.7
Consumer Staples	5.1
Materials	6.7
Communication Services	10.7
Consumer Discretionary	13.7
Financials	15.7
Industrials	19.8
Information Technology	21.0

Top 10 Countries

Value	Value
India	4.5
Denmark	5.2
Taiwan	5.2
Canada	5.7
France	6.5
Netherlands	6.5
China	7.2
United States	8.5
Germany	9.2
Japan	12.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	5.2
MercadoLibre, Inc.	3.7
Tencent Holdings Ltd.	3.2
SAP SE	3.0
CRH PLC	2.9
Scout24 SE	2.5
DSV AS	2.5
Sony Group Corp.	2.4
Ryanair Holdings PLC	2.3
Deutsche Boerse AG	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017777
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$90	0.88%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

International equities delivered a positive return in 2024 but underperformed the U.S. market, which continued its strong upward trajectory. We saw some loosening of monetary policy from some Western central banks, while in Asia the Bank of Japan made a historic move to end its negative interest rate policy. The Portfolio underperformed the MSCI ACWI ex U.S. Index. Stock selection within the Emerging Markets allocation was the largest contributor, followed by Europe (ex U.K.). This was offset by stock selection within the United Kingdom ("U.K.") and Developed Asia Pacific. At the sector level, the largest positive contributions came from Communication Services and Materials. Financials and Industrials were the largest detractors.

Top Contributors:

•Overweight positions in TSMC (Taiwan) and Spotify (Sweden).

Top Detractors:

•Overweight positions in Edenred (France) and Samsung Electronics (South Korea).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $16,855	MSCI All Country World ex-U.S. Index $15,985
12/2014	$10,000	$10,000
12/2015	$9,785	$9,434
12/2016	$10,298	$9,858
12/2017	$13,894	$12,538
12/2018	$11,519	$10,758
12/2019	$15,270	$13,073
12/2020	$19,296	$14,465
12/2021	$19,121	$15,597
12/2022	$13,627	$13,101
12/2023	$16,142	$15,147
12/2024	$16,855	$15,985

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Baillie Gifford International Stock Portfolio - Class E	4.42%	1.99%	5.36%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%

AssetsNet	$ 1,330,072,211
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 10,136,578
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,330,072,211
# of Portfolio Investments	93
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$10,136,578

Holdings [Text Block]

Top Sectors

Value	Value
Energy	1.6
Health Care	4.7
Consumer Staples	5.1
Materials	6.7
Communication Services	10.7
Consumer Discretionary	13.7
Financials	15.7
Industrials	19.8
Information Technology	21.0

Top 10 Countries

Value	Value
India	4.5
Denmark	5.2
Taiwan	5.2
Canada	5.7
France	6.5
Netherlands	6.5
China	7.2
United States	8.5
Germany	9.2
Japan	12.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	5.2
MercadoLibre, Inc.	3.7
Tencent Holdings Ltd.	3.2
SAP SE	3.0
CRH PLC	2.9
Scout24 SE	2.5
DSV AS	2.5
Sony Group Corp.	2.4
Ryanair Holdings PLC	2.3
Deutsche Boerse AG	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017802
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.39%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the benchmark, the Bloomberg U.S. Aggregate Bond Index, over the twelve-month period ended December 31, 2024. The approach throughout the year was to focus on taking advantage of attractive, higher quality yields, while tactically trading duration as markets meaningfully shifted monetary policy expectations throughout the year. Over the period, economic growth generally surprised to the upside providing a positive environment for spread sectors to perform well. While we began with a modest allocation to U.S. High Yield credit, as the economic backdrop strengthened, we increased exposure over the period.

Top Contributors:

•As spreads continued to move tighter, the most notable contribution to performance was the allocation to Securitized Assets.

•The overweight allocation to High Yield contributed to performance as spreads continued to grind tighter. We generally traded from the overweight side in U.S. Investment Grade Credit; the security selection outperformance was driven by a preference for Banks, Utilities and Energy versus other Industrial subsectors.

Top Detractors:

•The Portfolio’s exposure to Emerging Market Debt was a notable detractor to performance over the period, with most of the underperformance coming in the second quarter, as local rates sold-off. Additionally, there was some idiosyncratic volatility in select Latin American countries, like Brazil and Mexico, where we generally favored local rate expressions as we believed resilient growth and lower global inflation appeared supportive.

•The Portfolio’s duration positioning outside the U.S. was a notable detractor to active returns, driven by exposure to European rates and U.K. gilts in the fourth quarter. These positions negatively impacted performance due to the sell-off in rates driven by strong economic data, rising rates in the U.S., and political instability across Europe, particularly in France.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $11,786	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,059	$10,055
12/2016	$10,373	$10,321
12/2017	$10,799	$10,687
12/2018	$10,761	$10,688
12/2019	$11,818	$11,620
12/2020	$12,834	$12,492
12/2021	$12,778	$12,299
12/2022	$10,971	$10,699
12/2023	$11,611	$11,291
12/2024	$11,786	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock Bond Income Portfolio - Class A	1.51%	(0.05%)	1.66%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 2,606,767,079
Holdings Count | Holding	2,757
Advisory Fees Paid, Amount	$ 9,512,825
InvestmentCompanyPortfolioTurnover	455.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,606,767,079
# of Portfolio Investments	2,757
Portfolio Turnover Rate	455%
Total Advisory Fees Paid	$9,512,825

Holdings [Text Block]

Asset Allocation

Value	Value
Warrants	0.0Footnote Reference*
Convertible Bonds	0.0Footnote Reference*
Preferred Stocks	0.2
Common Stocks	0.4
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	4.2
Foreign Government	4.4
Mortgage-Backed Securities	9.2
Asset-Backed Securities	10.1
Corporate Bonds & Notes	24.3
U.S. Treasury & Government Agencies	54.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	16.8
Federal National Mortgage Association	10.9
U.S. Treasury Bonds	7.3
Federal Home Loan Mortgage Corp.	7.2
Uniform Mortgage-Backed Security, TBA	5.8
Government National Mortgage Association, TBA	3.1
Government National Mortgage Association	2.8
JPMorgan Chase & Co.	1.9
Morgan Stanley	1.4
Goldman Sachs Group, Inc.	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017803
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$64	0.64%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the benchmark, the Bloomberg U.S. Aggregate Bond Index, over the twelve-month period ended December 31, 2024. The approach throughout the year was to focus on taking advantage of attractive, higher quality yields, while tactically trading duration as markets meaningfully shifted monetary policy expectations throughout the year. Over the period, economic growth generally surprised to the upside providing a positive environment for spread sectors to perform well. While we began with a modest allocation to U.S. High Yield credit, as the economic backdrop strengthened, we increased exposure over the period.

Top Contributors:

•As spreads continued to move tighter, the most notable contribution to performance was the allocation to Securitized Assets.

•The overweight allocation to High Yield contributed to performance as spreads continued to grind tighter. We generally traded from the overweight side in U.S. Investment Grade Credit; the security selection outperformance was driven by a preference for Banks, Utilities and Energy versus other Industrial subsectors.

Top Detractors:

•The Portfolio’s exposure to Emerging Market Debt was a notable detractor to performance over the period, with most of the underperformance coming in the second quarter, as local rates sold-off. Additionally, there was some idiosyncratic volatility in select Latin American countries, like Brazil and Mexico, where we generally favored local rate expressions as we believed resilient growth and lower global inflation appeared supportive.

•The Portfolio’s duration positioning outside the U.S. was a notable detractor to active returns, driven by exposure to European rates and U.K. gilts in the fourth quarter. These positions negatively impacted performance due to the sell-off in rates driven by strong economic data, rising rates in the U.S., and political instability across Europe, particularly in France.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $11,494	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,034	$10,055
12/2016	$10,322	$10,321
12/2017	$10,719	$10,687
12/2018	$10,653	$10,688
12/2019	$11,670	$11,620
12/2020	$12,643	$12,492
12/2021	$12,556	$12,299
12/2022	$10,753	$10,699
12/2023	$11,353	$11,291
12/2024	$11,494	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock Bond Income Portfolio - Class B	1.24%	(0.30%)	1.40%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 2,606,767,079
Holdings Count | Holding	2,757
Advisory Fees Paid, Amount	$ 9,512,825
InvestmentCompanyPortfolioTurnover	455.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,606,767,079
# of Portfolio Investments	2,757
Portfolio Turnover Rate	455%
Total Advisory Fees Paid	$9,512,825

Holdings [Text Block]

Asset Allocation

Value	Value
Warrants	0.0Footnote Reference*
Convertible Bonds	0.0Footnote Reference*
Preferred Stocks	0.2
Common Stocks	0.4
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	4.2
Foreign Government	4.4
Mortgage-Backed Securities	9.2
Asset-Backed Securities	10.1
Corporate Bonds & Notes	24.3
U.S. Treasury & Government Agencies	54.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	16.8
Federal National Mortgage Association	10.9
U.S. Treasury Bonds	7.3
Federal Home Loan Mortgage Corp.	7.2
Uniform Mortgage-Backed Security, TBA	5.8
Government National Mortgage Association, TBA	3.1
Government National Mortgage Association	2.8
JPMorgan Chase & Co.	1.9
Morgan Stanley	1.4
Goldman Sachs Group, Inc.	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017804
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$54	0.54%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the benchmark, the Bloomberg U.S. Aggregate Bond Index, over the twelve-month period ended December 31, 2024. The approach throughout the year was to focus on taking advantage of attractive, higher quality yields, while tactically trading duration as markets meaningfully shifted monetary policy expectations throughout the year. Over the period, economic growth generally surprised to the upside providing a positive environment for spread sectors to perform well. While we began with a modest allocation to U.S. High Yield credit, as the economic backdrop strengthened, we increased exposure over the period.

Top Contributors:

•As spreads continued to move tighter, the most notable contribution to performance was the allocation to Securitized Assets.

•The overweight allocation to High Yield contributed to performance as spreads continued to grind tighter. We generally traded from the overweight side in U.S. Investment Grade Credit; the security selection outperformance was driven by a preference for Banks, Utilities and Energy versus other Industrial subsectors.

Top Detractors:

•The Portfolio’s exposure to Emerging Market Debt was a notable detractor to performance over the period, with most of the underperformance coming in the second quarter, as local rates sold-off. Additionally, there was some idiosyncratic volatility in select Latin American countries, like Brazil and Mexico, where we generally favored local rate expressions as we believed resilient growth and lower global inflation appeared supportive.

•The Portfolio’s duration positioning outside the U.S. was a notable detractor to active returns, driven by exposure to European rates and U.K. gilts in the fourth quarter. These positions negatively impacted performance due to the sell-off in rates driven by strong economic data, rising rates in the U.S., and political instability across Europe, particularly in France.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $11,610	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,044	$10,055
12/2016	$10,343	$10,321
12/2017	$10,751	$10,687
12/2018	$10,695	$10,688
12/2019	$11,729	$11,620
12/2020	$12,719	$12,492
12/2021	$12,644	$12,299
12/2022	$10,839	$10,699
12/2023	$11,455	$11,291
12/2024	$11,610	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock Bond Income Portfolio - Class E	1.35%	(0.20%)	1.50%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 2,606,767,079
Holdings Count | Holding	2,757
Advisory Fees Paid, Amount	$ 9,512,825
InvestmentCompanyPortfolioTurnover	455.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,606,767,079
# of Portfolio Investments	2,757
Portfolio Turnover Rate	455%
Total Advisory Fees Paid	$9,512,825

Holdings [Text Block]

Asset Allocation

Value	Value
Warrants	0.0Footnote Reference*
Convertible Bonds	0.0Footnote Reference*
Preferred Stocks	0.2
Common Stocks	0.4
Municipals	0.7
Floating Rate Loans	0.7
Short-Term Investments	4.2
Foreign Government	4.4
Mortgage-Backed Securities	9.2
Asset-Backed Securities	10.1
Corporate Bonds & Notes	24.3
U.S. Treasury & Government Agencies	54.0
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	16.8
Federal National Mortgage Association	10.9
U.S. Treasury Bonds	7.3
Federal Home Loan Mortgage Corp.	7.2
Uniform Mortgage-Backed Security, TBA	5.8
Government National Mortgage Association, TBA	3.1
Government National Mortgage Association	2.8
JPMorgan Chase & Co.	1.9
Morgan Stanley	1.4
Goldman Sachs Group, Inc.	1.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017861
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.56%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

2024 was a remarkable year for U.S. equities, fueled by strong consumer spending, low unemployment, and solid economic growth. Mega-cap tech companies, driven by the excitement surrounding generative AI innovations, led most of the rally.

The Portfolio underperformed the benchmark, the Russell 1000 Growth Index, for the year ended December 31, 2024. The largest detractors to relative performance included stock selection in Financials, Consumer Discretionary and Real Estate. On the other hand, no exposure to Consumer Staples, as well as security selection within Industrials, Health Care, and Information Technology contributed to returns.

Top Contributors:

•Stock selection within the Industrials sector contributed to performance. Specifically, avoiding names across machinery and ground transportation boosted relative returns.

•In Health Care, avoiding exposure to pharmaceutical companies, as well as the biotechnology sub-sector, contributed to relative performance.

•Stock selection in Information Technology overall contributed to returns. An overweight position in Nvidia and Broadcom contributed to performance, as both companies benefited from the surging demand for Artificial Intelligence related technologies.

Top Detractors:

•The largest detractor was stock selection in Financials, driven by an overweight to the capital markets sub-sector. Specifically, overweight positions in MSCI and S&P Global detracted from results.

•Stock selection in the Consumer Discretionary sector detracted from relative returns. Most notably, an underweight position in Tesla detracted from performance.

•Stock selection in Real Estate hurt performance, driven by an off-benchmark position in CoStar Group.

•Within Information Technology, an off-benchmark position in ASML Holding (Netherlands) detracted from relative returns. Elsewhere within the software industry, overweight positions in Intuit and MongoDB were negative for relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $40,717	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$10,628	$10,048	$10,567
12/2016	$10,637	$11,327	$11,314
12/2017	$14,246	$13,721	$14,733
12/2018	$14,591	$13,002	$14,510
12/2019	$19,385	$17,035	$19,790
12/2020	$27,268	$20,593	$27,408
12/2021	$33,049	$25,877	$34,971
12/2022	$20,619	$20,907	$24,782
12/2023	$30,849	$26,334	$35,358
12/2024	$40,717	$32,604	$47,152

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock Capital Appreciation Portfolio - Class A	31.99%	16.00%	15.07%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 1,801,183,858
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,384,537
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,801,183,858
# of Portfolio Investments	38
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$9,384,537

Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.9
Materials	1.2
Industrials	5.7
Financials	7.1
Health Care	8.0
Communication Services	13.8
Consumer Discretionary	15.0
Information Technology	48.3

Top Countries

Value	Value
China	0.5
Taiwan	0.8
Canada	1.1
Italy	1.1
Netherlands	1.2
United States	95.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	12.7
Amazon.com, Inc.	10.4
Microsoft Corp.	9.9
Apple, Inc.	8.8
Meta Platforms, Inc.	6.0
Broadcom, Inc.	5.6
Visa, Inc.	3.8
Alphabet, Inc.	3.6
Eli Lilly & Co.	3.4
Netflix, Inc.	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017862
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$94	0.81%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

2024 was a remarkable year for U.S. equities, fueled by strong consumer spending, low unemployment, and solid economic growth. Mega-cap tech companies, driven by the excitement surrounding generative AI innovations, led most of the rally.

The Portfolio underperformed the benchmark, the Russell 1000 Growth Index, for the year ended December 31, 2024. The largest detractors to relative performance included stock selection in Financials, Consumer Discretionary and Real Estate. On the other hand, no exposure to Consumer Staples, as well as security selection within Industrials, Health Care, and Information Technology contributed to returns.

Top Contributors:

•Stock selection within the Industrials sector contributed to performance. Specifically, avoiding names across machinery and ground transportation boosted relative returns.

•In Health Care, avoiding exposure to pharmaceutical companies, as well as the biotechnology sub-sector, contributed to relative performance.

•Stock selection in Information Technology overall contributed to returns. An overweight position in Nvidia and Broadcom contributed to performance, as both companies benefited from the surging demand for Artificial Intelligence related technologies.

Top Detractors:

•The largest detractor was stock selection in Financials, driven by an overweight to the capital markets sub-sector. Specifically, overweight positions in MSCI and S&P Global detracted from results.

•Stock selection in the Consumer Discretionary sector detracted from relative returns. Most notably, an underweight position in Tesla detracted from performance.

•Stock selection in Real Estate hurt performance, driven by an off-benchmark position in CoStar Group.

•Within Information Technology, an off-benchmark position in ASML Holding (Netherlands) detracted from relative returns. Elsewhere within the software industry, overweight positions in Intuit and MongoDB were negative for relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $39,708	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$10,601	$10,048	$10,567
12/2016	$10,585	$11,327	$11,314
12/2017	$14,139	$13,721	$14,733
12/2018	$14,447	$13,002	$14,510
12/2019	$19,144	$17,035	$19,790
12/2020	$26,861	$20,593	$27,408
12/2021	$32,470	$25,877	$34,971
12/2022	$20,211	$20,907	$24,782
12/2023	$30,160	$26,334	$35,358
12/2024	$39,708	$32,604	$47,152

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock Capital Appreciation Portfolio - Class B	31.65%	15.71%	14.79%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 1,801,183,858
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,384,537
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,801,183,858
# of Portfolio Investments	38
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$9,384,537

Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.9
Materials	1.2
Industrials	5.7
Financials	7.1
Health Care	8.0
Communication Services	13.8
Consumer Discretionary	15.0
Information Technology	48.3

Top Countries

Value	Value
China	0.5
Taiwan	0.8
Canada	1.1
Italy	1.1
Netherlands	1.2
United States	95.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	12.7
Amazon.com, Inc.	10.4
Microsoft Corp.	9.9
Apple, Inc.	8.8
Meta Platforms, Inc.	6.0
Broadcom, Inc.	5.6
Visa, Inc.	3.8
Alphabet, Inc.	3.6
Eli Lilly & Co.	3.4
Netflix, Inc.	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017863
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$82	0.71%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

2024 was a remarkable year for U.S. equities, fueled by strong consumer spending, low unemployment, and solid economic growth. Mega-cap tech companies, driven by the excitement surrounding generative AI innovations, led most of the rally.

The Portfolio underperformed the benchmark, the Russell 1000 Growth Index, for the year ended December 31, 2024. The largest detractors to relative performance included stock selection in Financials, Consumer Discretionary and Real Estate. On the other hand, no exposure to Consumer Staples, as well as security selection within Industrials, Health Care, and Information Technology contributed to returns.

Top Contributors:

•Stock selection within the Industrials sector contributed to performance. Specifically, avoiding names across machinery and ground transportation boosted relative returns.

•In Health Care, avoiding exposure to pharmaceutical companies, as well as the biotechnology sub-sector, contributed to relative performance.

•Stock selection in Information Technology overall contributed to returns. An overweight position in Nvidia and Broadcom contributed to performance, as both companies benefited from the surging demand for Artificial Intelligence related technologies.

Top Detractors:

•The largest detractor was stock selection in Financials, driven by an overweight to the capital markets sub-sector. Specifically, overweight positions in MSCI and S&P Global detracted from results.

•Stock selection in the Consumer Discretionary sector detracted from relative returns. Most notably, an underweight position in Tesla detracted from performance.

•Stock selection in Real Estate hurt performance, driven by an off-benchmark position in CoStar Group.

•Within Information Technology, an off-benchmark position in ASML Holding (Netherlands) detracted from relative returns. Elsewhere within the software industry, overweight positions in Intuit and MongoDB were negative for relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $40,109	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$10,611	$10,048	$10,567
12/2016	$10,605	$11,327	$11,314
12/2017	$14,182	$13,721	$14,733
12/2018	$14,502	$13,002	$14,510
12/2019	$19,239	$17,035	$19,790
12/2020	$27,018	$20,593	$27,408
12/2021	$32,696	$25,877	$34,971
12/2022	$20,377	$20,907	$24,782
12/2023	$30,430	$26,334	$35,358
12/2024	$40,109	$32,604	$47,152

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock Capital Appreciation Portfolio - Class E	31.81%	15.83%	14.90%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 1,801,183,858
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 9,384,537
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,801,183,858
# of Portfolio Investments	38
Portfolio Turnover Rate	26%
Total Advisory Fees Paid	$9,384,537

Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.9
Materials	1.2
Industrials	5.7
Financials	7.1
Health Care	8.0
Communication Services	13.8
Consumer Discretionary	15.0
Information Technology	48.3

Top Countries

Value	Value
China	0.5
Taiwan	0.8
Canada	1.1
Italy	1.1
Netherlands	1.2
United States	95.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	12.7
Amazon.com, Inc.	10.4
Microsoft Corp.	9.9
Apple, Inc.	8.8
Meta Platforms, Inc.	6.0
Broadcom, Inc.	5.6
Visa, Inc.	3.8
Alphabet, Inc.	3.6
Eli Lilly & Co.	3.4
Netflix, Inc.	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017864
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed relative to the benchmark, the ICE BofA 3 Month Treasury Bill Index during the twelve-month period ending December 31, 2024. Fixed rate investments with final maturities of 3 months to 1 year were added at yields of 4.29% to 4.91%. Floating rate investments with maturities of 3 months to 1 year were added at spreads of 0.21% to 0.38% over the Secured Overnight Financing Rate ("SOFR"). Federal Open Market Committee expectations caused us to add longer-dated fixed rate exposure to mitigate the impact of interest rate cuts. During the fourth quarter, fixed rate investments with final maturities of 3 months to 1 year were added at yields of 4.29% to 4.91%. Floating rate investments with maturities of 3 months to 1 year were added at spreads of 0.21% to 0.38% over SOFR.

Top Contributors:

•The addition of floating rate securities allowed the Portfolio to capture a higher current yield than what would be realized by buying a deeply inverted interest rate curve, particularly during periods where pricing reflected an overly aggressive rate cut path. Our allocation to floating rate instruments increased to 18.5% and was comprised of securities indexed to SOFR and the federal funds rate.

Top Detractors:

•Some longer maturity fixed positions added between September 18th and early November, as a hedge to a more aggressive U.S. Federal Reserve easing, underperformed. The yield curve steepened after the November elections as the market priced in a higher-growth, potentially inflationary environment.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $11,818	Bloomberg U.S. Aggregate Bond Index $11,432	ICE/BofA 3-Month U.S. T-Bill Index $11,914
12/2014	$10,000	$10,000	$10,000
12/2015	$10,000	$10,055	$10,005
12/2016	$10,035	$10,321	$10,038
12/2017	$10,124	$10,687	$10,124
12/2018	$10,307	$10,688	$10,314
12/2019	$10,527	$11,620	$10,549
12/2020	$10,572	$12,492	$10,619
12/2021	$10,552	$12,299	$10,625
12/2022	$10,704	$10,699	$10,779
12/2023	$11,244	$11,291	$11,320
12/2024	$11,818	$11,432	$11,914

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock Ultra-Short Term Bond Portfolio - Class A	5.11%	2.34%	1.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
ICE/BofA 3-Month U.S. T-Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 778,469,595
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 2,566,130
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$778,469,595
# of Portfolio Investments	162
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$2,566,130

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Treasury	0.7
Time Deposits	1.4
Certificate of Deposit	19.4
Repurchase Agreements	23.0
Commercial Paper	55.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

BofA Securities, Inc.	10.9
JPMorgan Securities LLC	10.3
Sumitomo Mitsui Banking Corp.	3.5
Royal Bank of Canada	3.3
Chesham Finance Ltd./Chesham Finance LLC	3.2
Macquarie Bank Ltd.	3.2
Canadian Imperial Bank of Commerce	3.1
Columbia Funding Co. LLC	2.5
Aquitaine Funding Co. LLC	2.3
ING U.S. Funding LLC	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017865
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed relative to the benchmark, the ICE BofA 3 Month Treasury Bill Index during the twelve-month period ending December 31, 2024. Fixed rate investments with final maturities of 3 months to 1 year were added at yields of 4.29% to 4.91%. Floating rate investments with maturities of 3 months to 1 year were added at spreads of 0.21% to 0.38% over the Secured Overnight Financing Rate ("SOFR"). Federal Open Market Committee expectations caused us to add longer-dated fixed rate exposure to mitigate the impact of interest rate cuts. During the fourth quarter, fixed rate investments with final maturities of 3 months to 1 year were added at yields of 4.29% to 4.91%. Floating rate investments with maturities of 3 months to 1 year were added at spreads of 0.21% to 0.38% over SOFR.

Top Contributors:

•The addition of floating rate securities allowed the Portfolio to capture a higher current yield than what would be realized by buying a deeply inverted interest rate curve, particularly during periods where pricing reflected an overly aggressive rate cut path. Our allocation to floating rate instruments increased to 18.5% and was comprised of securities indexed to SOFR and the federal funds rate.

Top Detractors:

•Some longer maturity fixed positions added between September 18th and early November, as a hedge to a more aggressive U.S. Federal Reserve easing, underperformed. The yield curve steepened after the November elections as the market priced in a higher-growth, potentially inflationary environment.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $11,557	Bloomberg U.S. Aggregate Bond Index $11,432	ICE/BofA 3-Month U.S. T-Bill Index $11,914
12/2014	$10,000	$10,000	$10,000
12/2015	$10,000	$10,055	$10,005
12/2016	$10,011	$10,321	$10,038
12/2017	$10,075	$10,687	$10,124
12/2018	$10,231	$10,688	$10,314
12/2019	$10,423	$11,620	$10,549
12/2020	$10,443	$12,492	$10,619
12/2021	$10,396	$12,299	$10,625
12/2022	$10,519	$10,699	$10,779
12/2023	$11,024	$11,291	$11,320
12/2024	$11,557	$11,432	$11,914

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock Ultra-Short Term Bond Portfolio - Class B	4.83%	2.09%	1.46%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
ICE/BofA 3-Month U.S. T-Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 778,469,595
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 2,566,130
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$778,469,595
# of Portfolio Investments	162
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$2,566,130

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Treasury	0.7
Time Deposits	1.4
Certificate of Deposit	19.4
Repurchase Agreements	23.0
Commercial Paper	55.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

BofA Securities, Inc.	10.9
JPMorgan Securities LLC	10.3
Sumitomo Mitsui Banking Corp.	3.5
Royal Bank of Canada	3.3
Chesham Finance Ltd./Chesham Finance LLC	3.2
Macquarie Bank Ltd.	3.2
Canadian Imperial Bank of Commerce	3.1
Columbia Funding Co. LLC	2.5
Aquitaine Funding Co. LLC	2.3
ING U.S. Funding LLC	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017866
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio underperformed relative to the benchmark, the ICE BofA 3 Month Treasury Bill Index during the twelve-month period ending December 31, 2024. Fixed rate investments with final maturities of 3 months to 1 year were added at yields of 4.29% to 4.91%. Floating rate investments with maturities of 3 months to 1 year were added at spreads of 0.21% to 0.38% over the Secured Overnight Financing Rate ("SOFR"). Federal Open Market Committee expectations caused us to add longer-dated fixed rate exposure to mitigate the impact of interest rate cuts. During the fourth quarter, fixed rate investments with final maturities of 3 months to 1 year were added at yields of 4.29% to 4.91%. Floating rate investments with maturities of 3 months to 1 year were added at spreads of 0.21% to 0.38% over SOFR.

Top Contributors:

•The addition of floating rate securities allowed the Portfolio to capture a higher current yield than what would be realized by buying a deeply inverted interest rate curve, particularly during periods where pricing reflected an overly aggressive rate cut path. Our allocation to floating rate instruments increased to 18.5% and was comprised of securities indexed to SOFR and the federal funds rate.

Top Detractors:

•Some longer maturity fixed positions added between September 18th and early November, as a hedge to a more aggressive U.S. Federal Reserve easing, underperformed. The yield curve steepened after the November elections as the market priced in a higher-growth, potentially inflationary environment.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $11,660	Bloomberg U.S. Aggregate Bond Index $11,432	ICE/BofA 3-Month U.S. T-Bill Index $11,914
12/2014	$10,000	$10,000	$10,000
12/2015	$10,000	$10,055	$10,005
12/2016	$10,020	$10,321	$10,038
12/2017	$10,093	$10,687	$10,124
12/2018	$10,261	$10,688	$10,314
12/2019	$10,464	$11,620	$10,549
12/2020	$10,493	$12,492	$10,619
12/2021	$10,457	$12,299	$10,625
12/2022	$10,591	$10,699	$10,779
12/2023	$11,110	$11,291	$11,320
12/2024	$11,660	$11,432	$11,914

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
BlackRock Ultra-Short Term Bond Portfolio - Class E	4.95%	2.19%	1.55%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
ICE/BofA 3-Month U.S. T-Bill Index	5.25%	2.46%	1.77%

AssetsNet	$ 778,469,595
Holdings Count | Holding	162
Advisory Fees Paid, Amount	$ 2,566,130
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$778,469,595
# of Portfolio Investments	162
Portfolio Turnover Rate	0%
Total Advisory Fees Paid	$2,566,130

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Treasury	0.7
Time Deposits	1.4
Certificate of Deposit	19.4
Repurchase Agreements	23.0
Commercial Paper	55.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

BofA Securities, Inc.	10.9
JPMorgan Securities LLC	10.3
Sumitomo Mitsui Banking Corp.	3.5
Royal Bank of Canada	3.3
Chesham Finance Ltd./Chesham Finance LLC	3.2
Macquarie Bank Ltd.	3.2
Canadian Imperial Bank of Commerce	3.1
Columbia Funding Co. LLC	2.5
Aquitaine Funding Co. LLC	2.3
ING U.S. Funding LLC	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017807
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 20 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 20 Portfolio underperformed the Dow Jones Conservative Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were negatively impacted by the underlying fixed income portfolios and an underweight to cash, which offset the positive impacts by the underlying large cap equity portfolios.

Top Contributors:

•The Jennison Growth Portfolio had a positive impact on results from stock selection in the Health Care, Consumer Staples, and Communication Services sectors.

•The BlackRock Capital Appreciation Portfolio further contributed to results over the period and benefitted from positions in the Industrials, Health Care, and Information Technology sectors.

•The Invesco Comstock Portfolio aided results over the period from positioning within the Communication Services, Industrials, and Materials sectors.

Top Detractors:

•In fixed income, the BlackRock Bond Income Portfolio was a leading detractor to results. Exposure to emerging markets and interest rate positioning dampened returns.

•The TCW Core Fixed Income Portfolio had a negative impact on results as interest rate positioning and an underweight to the corporate credit sector detracted.

•The Western Asset Management U.S. Government Portfolio further detracted from results and was negatively impacted from interest rate positioning.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $13,775	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Conservative Portfolio Index $12,307
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,977	$9,764	$9,685	$9,937
12/2016	$10,452	$10,531	$9,887	$10,236
12/2017	$11,200	$13,056	$10,618	$10,822
12/2018	$10,930	$11,827	$10,490	$10,755
12/2019	$12,257	$14,973	$11,208	$11,630
12/2020	$13,446	$17,406	$12,238	$12,566
12/2021	$13,985	$20,633	$11,662	$12,545
12/2022	$12,231	$16,844	$9,767	$10,873
12/2023	$13,219	$20,584	$10,326	$11,626
12/2024	$13,775	$24,183	$10,151	$12,307

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 20 Portfolio - Class A	4.21%	2.36%	3.25%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Conservative Portfolio Index	5.86%	1.14%	2.10%

AssetsNet	$ 324,733,889
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 142,745
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$324,733,889
# of Portfolio Investments	35
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$142,745

Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	0.2
U.S. Mid Cap Equities	0.5
Real Estate Equities	0.5
Global Equities	1.5
U.S. Small Cap Equities	2.7
International Fixed Income	3.5
International Developed Market Equities	3.7
High Yield Fixed Income	7.5
U.S. Large Cap Equities	11.1
Investment Grade Fixed Income	68.9

Largest Holdings [Text Block]

Top 10 Holdings

Western Asset Management U.S. Government Portfolio, Class A	13.1
PIMCO Total Return Portfolio, Class A	12.6
BlackRock Bond Income Portfolio, Class A	12.6
TCW Core Fixed Income Portfolio, Class A	9.6
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
JPMorgan Core Bond Portfolio, Class A	7.8
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
AB International Bond Portfolio, Class A	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017808
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 20 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 20 Portfolio underperformed the Dow Jones Conservative Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were negatively impacted by the underlying fixed income portfolios and an underweight to cash, which offset the positive impacts by the underlying large cap equity portfolios.

Top Contributors:

•The Jennison Growth Portfolio had a positive impact on results from stock selection in the Health Care, Consumer Staples, and Communication Services sectors.

•The BlackRock Capital Appreciation Portfolio further contributed to results over the period and benefitted from positions in the Industrials, Health Care, and Information Technology sectors.

•The Invesco Comstock Portfolio aided results over the period from positioning within the Communication Services, Industrials, and Materials sectors.

Top Detractors:

•In fixed income, the BlackRock Bond Income Portfolio was a leading detractor to results. Exposure to emerging markets and interest rate positioning dampened returns.

•The TCW Core Fixed Income Portfolio had a negative impact on results as interest rate positioning and an underweight to the corporate credit sector detracted.

•The Western Asset Management U.S. Government Portfolio further detracted from results and was negatively impacted from interest rate positioning.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $13,425	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Conservative Portfolio Index $12,307
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,941	$9,764	$9,685	$9,937
12/2016	$10,392	$10,531	$9,887	$10,236
12/2017	$11,112	$13,056	$10,618	$10,822
12/2018	$10,822	$11,827	$10,490	$10,755
12/2019	$12,092	$14,973	$11,208	$11,630
12/2020	$13,243	$17,406	$12,238	$12,566
12/2021	$13,731	$20,633	$11,662	$12,545
12/2022	$11,989	$16,844	$9,767	$10,873
12/2023	$12,927	$20,584	$10,326	$11,626
12/2024	$13,425	$24,183	$10,151	$12,307

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 20 Portfolio - Class B	3.85%	2.11%	2.99%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Conservative Portfolio Index	5.86%	1.14%	2.10%

AssetsNet	$ 324,733,889
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 142,745
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$324,733,889
# of Portfolio Investments	35
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$142,745

Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	0.2
U.S. Mid Cap Equities	0.5
Real Estate Equities	0.5
Global Equities	1.5
U.S. Small Cap Equities	2.7
International Fixed Income	3.5
International Developed Market Equities	3.7
High Yield Fixed Income	7.5
U.S. Large Cap Equities	11.1
Investment Grade Fixed Income	68.9

Largest Holdings [Text Block]

Top 10 Holdings

Western Asset Management U.S. Government Portfolio, Class A	13.1
PIMCO Total Return Portfolio, Class A	12.6
BlackRock Bond Income Portfolio, Class A	12.6
TCW Core Fixed Income Portfolio, Class A	9.6
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
JPMorgan Core Bond Portfolio, Class A	7.8
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
AB International Bond Portfolio, Class A	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017809
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 40 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 40 Portfolio underperformed the Dow Jones Moderately Conservative Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were negatively impacted by the underlying fixed income portfolios, the underlying international equity portfolios, and an underweight to cash, which offset the positive impacts by the underlying large cap equity portfolios.

Top Contributors:

•In large cap equity, the BlackRock Capital Appreciation Portfolio was a contributor to results and benefitted from positions in the Industrials, Health Care, and Information Technology sectors.

•The T. Rowe Price Large Cap Growth Portfolio had a positive impact on results from positioning in the Communication Services, Real Estate, and Health Care sectors.

•The Brighthouse/Wellington Large Cap Research Portfolio further contributed to results over the period from positive positions in the Communication Services, Financials, and Real Estate sectors.

Top Detractors:

•In fixed income, the BlackRock Bond Income Portfolio was a leading detractor to results. Exposure to emerging markets and interest rate positioning dampened returns.

•The Brighthouse/Templeton International Bond Portfolio had a negative impact on results as currency positioning was a primary detractor.

•In international equity, the Harris Oakmark International Portfolio was the largest detractor to results largely from positioning in the Health Care, Consumer Discretionary, and Financials sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $15,831	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderately Conservative Portfolio Index $14,776
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,922	$9,764	$9,685	$9,889
12/2016	$10,550	$10,531	$9,887	$10,448
12/2017	$11,712	$13,056	$10,618	$11,588
12/2018	$11,214	$11,827	$10,490	$11,223
12/2019	$13,002	$14,973	$11,208	$12,810
12/2020	$14,473	$17,406	$12,238	$14,102
12/2021	$15,585	$20,633	$11,662	$14,773
12/2022	$13,460	$16,844	$9,767	$12,643
12/2023	$14,916	$20,584	$10,326	$13,883
12/2024	$15,831	$24,183	$10,151	$14,776

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 40 Portfolio - Class A	6.13%	4.02%	4.70%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderately Conservative Portfolio Index	6.44%	2.90%	3.98%

AssetsNet	$ 3,294,419,017
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,126,818
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,294,419,017
# of Portfolio Investments	39
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$2,126,818

Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	0.7
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	2.9
U.S. Small Cap Equities	4.3
International Fixed Income	5.7
High Yield Fixed Income	6.6
International Developed Market Equities	8.6
U.S. Large Cap Equities	21.2
Investment Grade Fixed Income	47.5

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	9.9
PIMCO Total Return Portfolio, Class A	9.7
Western Asset Management U.S. Government Portfolio, Class A	8.4
TCW Core Fixed Income Portfolio, Class A	7.4
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	4.1
JPMorgan Core Bond Portfolio, Class A	3.8
MFS Value Portfolio, Class A	3.7
T. Rowe Price Large Cap Value Portfolio, Class A	3.4
AB International Bond Portfolio, Class A	3.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017810
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 40 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 40 Portfolio underperformed the Dow Jones Moderately Conservative Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were negatively impacted by the underlying fixed income portfolios, the underlying international equity portfolios, and an underweight to cash, which offset the positive impacts by the underlying large cap equity portfolios.

Top Contributors:

•In large cap equity, the BlackRock Capital Appreciation Portfolio was a contributor to results and benefitted from positions in the Industrials, Health Care, and Information Technology sectors.

•The T. Rowe Price Large Cap Growth Portfolio had a positive impact on results from positioning in the Communication Services, Real Estate, and Health Care sectors.

•The Brighthouse/Wellington Large Cap Research Portfolio further contributed to results over the period from positive positions in the Communication Services, Financials, and Real Estate sectors.

Top Detractors:

•In fixed income, the BlackRock Bond Income Portfolio was a leading detractor to results. Exposure to emerging markets and interest rate positioning dampened returns.

•The Brighthouse/Templeton International Bond Portfolio had a negative impact on results as currency positioning was a primary detractor.

•In international equity, the Harris Oakmark International Portfolio was the largest detractor to results largely from positioning in the Health Care, Consumer Discretionary, and Financials sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $15,424	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderately Conservative Portfolio Index $14,776
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,893	$9,764	$9,685	$9,889
12/2016	$10,495	$10,531	$9,887	$10,448
12/2017	$11,612	$13,056	$10,618	$11,588
12/2018	$11,101	$11,827	$10,490	$11,223
12/2019	$12,832	$14,973	$11,208	$12,810
12/2020	$14,248	$17,406	$12,238	$14,102
12/2021	$15,306	$20,633	$11,662	$14,773
12/2022	$13,188	$16,844	$9,767	$12,643
12/2023	$14,575	$20,584	$10,326	$13,883
12/2024	$15,424	$24,183	$10,151	$14,776

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 40 Portfolio - Class B	5.83%	3.75%	4.43%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderately Conservative Portfolio Index	6.44%	2.90%	3.98%

AssetsNet	$ 3,294,419,017
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,126,818
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,294,419,017
# of Portfolio Investments	39
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$2,126,818

Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	0.7
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	2.9
U.S. Small Cap Equities	4.3
International Fixed Income	5.7
High Yield Fixed Income	6.6
International Developed Market Equities	8.6
U.S. Large Cap Equities	21.2
Investment Grade Fixed Income	47.5

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	9.9
PIMCO Total Return Portfolio, Class A	9.7
Western Asset Management U.S. Government Portfolio, Class A	8.4
TCW Core Fixed Income Portfolio, Class A	7.4
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	4.1
JPMorgan Core Bond Portfolio, Class A	3.8
MFS Value Portfolio, Class A	3.7
T. Rowe Price Large Cap Value Portfolio, Class A	3.4
AB International Bond Portfolio, Class A	3.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017814
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 60 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 60 Portfolio underperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were negatively impacted by the underlying fixed income and international equity portfolios and offset the positive impacts by the underlying large cap equity portfolios.

Top Contributors:

•In large cap equity, the Loomis Sayles Growth Portfolio was a notable contributor to results from stocks held in the Information Technology, Consumer Discretionary, and Communication Services sectors.

•The Jennison Growth Portfolio had a positive impact on results from stock selection in the Health Care, Consumer Staples, and Communication Services sectors.

The BlackRock Capital Appreciation Portfolio further contributed to results over the period and benefitted from positions in the Industrials, Health Care, and Information Technology sectors.

Top Detractors:

•In fixed income, the BlackRock Bond Income Portfolio was a leading detractor to results. Exposure to emerging markets and interest rate positioning dampened returns.

•The Brighthouse/Templeton International Bond Portfolio had a negative impact on results as currency positioning was a primary detractor.

•In international equity, the Harris Oakmark International Portfolio was the largest detractor to results largely from positioning in the Health Care, Consumer Discretionary, and Financials sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $18,302	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,901	$9,764	$9,685	$9,879
12/2016	$10,641	$10,531	$9,887	$10,636
12/2017	$12,230	$13,056	$10,618	$12,247
12/2018	$11,505	$11,827	$10,490	$11,609
12/2019	$13,788	$14,973	$11,208	$13,769
12/2020	$15,731	$17,406	$12,238	$15,454
12/2021	$17,488	$20,633	$11,662	$16,907
12/2022	$14,835	$16,844	$9,767	$14,376
12/2023	$16,901	$20,584	$10,326	$16,202
12/2024	$18,302	$24,183	$10,151	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 60 Portfolio - Class A	8.28%	5.83%	6.23%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

AssetsNet	$ 8,923,395,205
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 5,069,597
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,923,395,205
# of Portfolio Investments	40
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$5,069,597

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.4
Emerging Market Equities	2.4
Global Equities	3.9
International Fixed Income	4.2
High Yield Fixed Income	4.7
U.S. Small Cap Equities	6.3
International Developed Market Equities	13.8
Investment Grade Fixed Income	30.8
U.S. Large Cap Equities	31.5

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	7.6
PIMCO Total Return Portfolio, Class A	6.4
TCW Core Fixed Income Portfolio, Class A	5.2
MFS Value Portfolio, Class A	5.0
T. Rowe Price Large Cap Value Portfolio, Class A	4.4
Western Asset Management U.S. Government Portfolio, Class A	4.3
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Invesco Comstock Portfolio, Class A	4.2
Harris Oakmark International Portfolio, Class A	3.9
Baillie Gifford International Stock Portfolio, Class A	3.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017815
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 60 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 60 Portfolio underperformed the Dow Jones Moderate Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were negatively impacted by the underlying fixed income and international equity portfolios and offset the positive impacts by the underlying large cap equity portfolios.

Top Contributors:

•In large cap equity, the Loomis Sayles Growth Portfolio was a notable contributor to results from stocks held in the Information Technology, Consumer Discretionary, and Communication Services sectors.

•The Jennison Growth Portfolio had a positive impact on results from stock selection in the Health Care, Consumer Staples, and Communication Services sectors.

The BlackRock Capital Appreciation Portfolio further contributed to results over the period and benefitted from positions in the Industrials, Health Care, and Information Technology sectors.

Top Detractors:

•In fixed income, the BlackRock Bond Income Portfolio was a leading detractor to results. Exposure to emerging markets and interest rate positioning dampened returns.

•The Brighthouse/Templeton International Bond Portfolio had a negative impact on results as currency positioning was a primary detractor.

•In international equity, the Harris Oakmark International Portfolio was the largest detractor to results largely from positioning in the Health Care, Consumer Discretionary, and Financials sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $17,833	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderate Portfolio Index $17,587
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,873	$9,764	$9,685	$9,879
12/2016	$10,575	$10,531	$9,887	$10,636
12/2017	$12,132	$13,056	$10,618	$12,247
12/2018	$11,389	$11,827	$10,490	$11,609
12/2019	$13,602	$14,973	$11,208	$13,769
12/2020	$15,485	$17,406	$12,238	$15,454
12/2021	$17,174	$20,633	$11,662	$16,907
12/2022	$14,541	$16,844	$9,767	$14,376
12/2023	$16,517	$20,584	$10,326	$16,202
12/2024	$17,833	$24,183	$10,151	$17,587

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 60 Portfolio - Class B	7.96%	5.57%	5.96%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderate Portfolio Index	8.55%	5.02%	5.81%

AssetsNet	$ 8,923,395,205
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 5,069,597
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,923,395,205
# of Portfolio Investments	40
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$5,069,597

Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.4
Emerging Market Equities	2.4
Global Equities	3.9
International Fixed Income	4.2
High Yield Fixed Income	4.7
U.S. Small Cap Equities	6.3
International Developed Market Equities	13.8
Investment Grade Fixed Income	30.8
U.S. Large Cap Equities	31.5

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	7.6
PIMCO Total Return Portfolio, Class A	6.4
TCW Core Fixed Income Portfolio, Class A	5.2
MFS Value Portfolio, Class A	5.0
T. Rowe Price Large Cap Value Portfolio, Class A	4.4
Western Asset Management U.S. Government Portfolio, Class A	4.3
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Invesco Comstock Portfolio, Class A	4.2
Harris Oakmark International Portfolio, Class A	3.9
Baillie Gifford International Stock Portfolio, Class A	3.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017816
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 80 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 80 Portfolio underperformed the Dow Jones Moderately Aggressive Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were negatively impacted by the underlying fixed income and international equity portfolios and offset the positive impacts by the underlying large cap equity portfolios.

Top Contributors:

•In large cap equity, the Loomis Sayles Growth Portfolio was a notable contributor to results from stocks held in the Information Technology, Consumer Discretionary, and Communication Services sectors.

•The Jennison Growth Portfolio had a positive impact on results from stock selection in the Health Care, Consumer Staples, and Communication Services sectors.

•The T. Rowe Price Large Cap Growth Portfolio further contributed to results over the period and benefitted from positioning in the Communication Services, Real Estate, and Health Care sectors.

Top Detractors:

•In fixed income, the BlackRock Bond Income Portfolio was a leading detractor to results. Exposure to emerging markets and interest rate positioning dampened returns.

•The Brighthouse/Templeton International Bond Portfolio had a negative impact on results as currency positioning was a primary detractor.

•In international equity, the Harris Oakmark International Portfolio was the largest detractor to results largely from positioning in the Health Care, Consumer Discretionary, and Financials sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $21,040	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderately Aggressive Portfolio Index $20,539
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,850	$9,764	$9,685	$9,811
12/2016	$10,681	$10,531	$9,887	$10,724
12/2017	$12,758	$13,056	$10,618	$12,770
12/2018	$11,749	$11,827	$10,490	$11,834
12/2019	$14,573	$14,973	$11,208	$14,537
12/2020	$17,051	$17,406	$12,238	$16,592
12/2021	$19,587	$20,633	$11,662	$18,924
12/2022	$16,118	$16,844	$9,767	$15,974
12/2023	$18,940	$20,584	$10,326	$18,464
12/2024	$21,040	$24,183	$10,151	$20,539

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 80 Portfolio - Class A	11.09%	7.62%	7.72%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderately Aggressive Portfolio Index	11.24%	7.16%	7.46%

AssetsNet	$ 8,120,826,094
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,588,637
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,120,826,094
# of Portfolio Investments	41
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,588,637

Holdings [Text Block]

Asset Allocation

Value	Value
International Fixed Income	1.9
Real Estate Equities	2.4
U.S. Mid Cap Equities	2.5
High Yield Fixed Income	3.3
Emerging Market Equities	3.4
Global Equities	4.4
U.S. Small Cap Equities	8.5
Investment Grade Fixed Income	13.4
International Developed Market Equities	18.4
U.S. Large Cap Equities	41.8

Largest Holdings [Text Block]

Top 10 Holdings

MFS Value Portfolio, Class A	5.8
Invesco Comstock Portfolio, Class A	5.3
T. Rowe Price Large Cap Value Portfolio, Class A	5.2
Jennison Growth Portfolio, Class A	4.9
Harris Oakmark International Portfolio, Class A	4.6
Loomis Sayles Growth Portfolio, Class A	4.6
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.5
Baillie Gifford International Stock Portfolio, Class A	4.4
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.3
BlackRock Bond Income Portfolio, Class A	4.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017817
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 80 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Brighthouse Asset Allocation 80 Portfolio underperformed the Dow Jones Moderately Aggressive Portfolio Index over the twelve-month period ended December 31, 2024. Relative results were negatively impacted by the underlying fixed income and international equity portfolios and offset the positive impacts by the underlying large cap equity portfolios.

Top Contributors:

•In large cap equity, the Loomis Sayles Growth Portfolio was a notable contributor to results from stocks held in the Information Technology, Consumer Discretionary, and Communication Services sectors.

•The Jennison Growth Portfolio had a positive impact on results from stock selection in the Health Care, Consumer Staples, and Communication Services sectors.

•The T. Rowe Price Large Cap Growth Portfolio further contributed to results over the period and benefitted from positioning in the Communication Services, Real Estate, and Health Care sectors.

Top Detractors:

•In fixed income, the BlackRock Bond Income Portfolio was a leading detractor to results. Exposure to emerging markets and interest rate positioning dampened returns.

•The Brighthouse/Templeton International Bond Portfolio had a negative impact on results as currency positioning was a primary detractor.

•In international equity, the Harris Oakmark International Portfolio was the largest detractor to results largely from positioning in the Health Care, Consumer Discretionary, and Financials sectors.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $20,536	MSCI All Country World Index $24,183	Bloomberg Global Aggregate Index $10,151	Dow Jones Moderately Aggressive Portfolio Index $20,539
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$9,830	$9,764	$9,685	$9,811
12/2016	$10,631	$10,531	$9,887	$10,724
12/2017	$12,668	$13,056	$10,618	$12,770
12/2018	$11,640	$11,827	$10,490	$11,834
12/2019	$14,402	$14,973	$11,208	$14,537
12/2020	$16,792	$17,406	$12,238	$16,592
12/2021	$19,262	$20,633	$11,662	$18,924
12/2022	$15,801	$16,844	$9,767	$15,974
12/2023	$18,534	$20,584	$10,326	$18,464
12/2024	$20,536	$24,183	$10,151	$20,539

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse Asset Allocation 80 Portfolio - Class B	10.80%	7.35%	7.46%
MSCI All Country World Index	17.49%	10.06%	9.23%
Bloomberg Global Aggregate Index	(1.69%)	(1.96%)	0.15%
Dow Jones Moderately Aggressive Portfolio Index	11.24%	7.16%	7.46%

AssetsNet	$ 8,120,826,094
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 4,588,637
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,120,826,094
# of Portfolio Investments	41
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$4,588,637

Holdings [Text Block]

Asset Allocation

Value	Value
International Fixed Income	1.9
Real Estate Equities	2.4
U.S. Mid Cap Equities	2.5
High Yield Fixed Income	3.3
Emerging Market Equities	3.4
Global Equities	4.4
U.S. Small Cap Equities	8.5
Investment Grade Fixed Income	13.4
International Developed Market Equities	18.4
U.S. Large Cap Equities	41.8

Largest Holdings [Text Block]

Top 10 Holdings

MFS Value Portfolio, Class A	5.8
Invesco Comstock Portfolio, Class A	5.3
T. Rowe Price Large Cap Value Portfolio, Class A	5.2
Jennison Growth Portfolio, Class A	4.9
Harris Oakmark International Portfolio, Class A	4.6
Loomis Sayles Growth Portfolio, Class A	4.6
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.5
Baillie Gifford International Stock Portfolio, Class A	4.4
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.3
BlackRock Bond Income Portfolio, Class A	4.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017787
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan Mid Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio trailed the Russell Midcap® Value Index over the one-year period ending December 31, 2024. Stock selection was broadly negative across sectors. When stock selection is broadly negative, we believe it’s a signal there are common factors cutting across the market. According to an analysis by Empirical Research Partners of the S&P 500® Index, stocks in the highest quintile of price momentum outperformed the market by more than 20 percentage points over the prior year—a reading that ranked in the top 3% of years going back seven decades. A caveat is the S&P 500® Index is a large-cap index. Momentum was unlikely this extreme in the mid-cap value segment, considering how concentrated the S&P 500® has become among a few technology/artificial intelligence-related mega caps; however, using factor-based performance attribution, we found momentum was a significant performance headwind for the Portfolio. Additionally, in 2024, market reactions to earnings revisions/surprises were historically elevated. That is, the magnitude of stock price moves following earnings beats or misses was exaggerated as the market was laser-focused on earnings trajectories rather than on business values. We believe these factors created a “double headwind” for our investment style over the past year.

Top Contributors:

•The Portfolio’s Financials and Information Technology sectors holdings outperformed, and a lack of Materials sector holdings was beneficial.

•Top contributors to returns were First Citizens BancShares, Progressive, M&T Bank, Corebridge Financial and Arch Capital Group.

Top Detractors:

•Stock selection was broadly negative amid a momentum driven market, with key sources of underperformance in the Communication Services, Industrials and Consumer Discretionary sectors.

•Sector positioning was unfavorable due to above-benchmark weightings in Communication Services and Health Care sectors, as well as a lighter weighting in Industrials.

•Bottom contributors to returns were Dentsply Sirona, Dollar General, Cable One, NOV, and Warner Bros Discovery.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $19,782	Russell 3000 Index $32,604	Russell Midcap Value Index $21,798
12/2014	$10,000	$10,000	$10,000
12/2015	$9,056	$10,048	$9,522
12/2016	$11,136	$11,327	$11,426
12/2017	$12,563	$13,721	$12,951
12/2018	$10,904	$13,002	$11,359
12/2019	$13,494	$17,035	$14,433
12/2020	$14,337	$20,593	$15,150
12/2021	$18,195	$25,877	$19,443
12/2022	$15,898	$20,907	$17,104
12/2023	$18,844	$26,334	$19,278
12/2024	$19,782	$32,604	$21,798

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Artisan Mid Cap Value Portfolio - Class A	4.97%	7.95%	7.06%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

AssetsNet	$ 693,513,869
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 5,498,788
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$693,513,869
# of Portfolio Investments	79
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$5,498,788

Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	1.9
Utilities	4.7
Real Estate	6.7
Consumer Staples	7.4
Information Technology	8.0
Communication Services	10.6
Industrials	11.0
Health Care	13.6
Financials	15.3
Consumer Discretionary	16.4

Top Countries

Value	Value
Israel	2.1
United States	93.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

First Citizens BancShares, Inc.	4.0
U-Haul Holding Co. (Non-Voting Shares)	3.1
Expedia Group, Inc.	3.1
Vontier Corp.	3.0
Lamar Advertising Co.	3.0
Globe Life, Inc.	2.8
Genpact Ltd.	2.7
Waters Corp.	2.6
Vail Resorts, Inc.	2.5
OGE Energy Corp.	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017788
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan Mid Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio trailed the Russell Midcap® Value Index over the one-year period ending December 31, 2024. Stock selection was broadly negative across sectors. When stock selection is broadly negative, we believe it’s a signal there are common factors cutting across the market. According to an analysis by Empirical Research Partners of the S&P 500® Index, stocks in the highest quintile of price momentum outperformed the market by more than 20 percentage points over the prior year—a reading that ranked in the top 3% of years going back seven decades. A caveat is the S&P 500® Index is a large-cap index. Momentum was unlikely this extreme in the mid-cap value segment, considering how concentrated the S&P 500® has become among a few technology/artificial intelligence-related mega caps; however, using factor-based performance attribution, we found momentum was a significant performance headwind for the Portfolio. Additionally, in 2024, market reactions to earnings revisions/surprises were historically elevated. That is, the magnitude of stock price moves following earnings beats or misses was exaggerated as the market was laser-focused on earnings trajectories rather than on business values. We believe these factors created a “double headwind” for our investment style over the past year.

Top Contributors:

•The Portfolio’s Financials and Information Technology sectors holdings outperformed, and a lack of Materials sector holdings was beneficial.

•Top contributors to returns were First Citizens BancShares, Progressive, M&T Bank, Corebridge Financial and Arch Capital Group.

Top Detractors:

•Stock selection was broadly negative amid a momentum driven market, with key sources of underperformance in the Communication Services, Industrials and Consumer Discretionary sectors.

•Sector positioning was unfavorable due to above-benchmark weightings in Communication Services and Health Care sectors, as well as a lighter weighting in Industrials.

•Bottom contributors to returns were Dentsply Sirona, Dollar General, Cable One, NOV, and Warner Bros Discovery.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $19,294	Russell 3000 Index $32,604	Russell Midcap Value Index $21,798
12/2014	$10,000	$10,000	$10,000
12/2015	$9,034	$10,048	$9,522
12/2016	$11,080	$11,327	$11,426
12/2017	$12,469	$13,721	$12,951
12/2018	$10,796	$13,002	$11,359
12/2019	$13,327	$17,035	$14,433
12/2020	$14,124	$20,593	$15,150
12/2021	$17,879	$25,877	$19,443
12/2022	$15,584	$20,907	$17,104
12/2023	$18,426	$26,334	$19,278
12/2024	$19,294	$32,604	$21,798

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Artisan Mid Cap Value Portfolio - Class B	4.71%	7.68%	6.79%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

AssetsNet	$ 693,513,869
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 5,498,788
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$693,513,869
# of Portfolio Investments	79
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$5,498,788

Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	1.9
Utilities	4.7
Real Estate	6.7
Consumer Staples	7.4
Information Technology	8.0
Communication Services	10.6
Industrials	11.0
Health Care	13.6
Financials	15.3
Consumer Discretionary	16.4

Top Countries

Value	Value
Israel	2.1
United States	93.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

First Citizens BancShares, Inc.	4.0
U-Haul Holding Co. (Non-Voting Shares)	3.1
Expedia Group, Inc.	3.1
Vontier Corp.	3.0
Lamar Advertising Co.	3.0
Globe Life, Inc.	2.8
Genpact Ltd.	2.7
Waters Corp.	2.6
Vail Resorts, Inc.	2.5
OGE Energy Corp.	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017789
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan Mid Cap Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio trailed the Russell Midcap® Value Index over the one-year period ending December 31, 2024. Stock selection was broadly negative across sectors. When stock selection is broadly negative, we believe it’s a signal there are common factors cutting across the market. According to an analysis by Empirical Research Partners of the S&P 500® Index, stocks in the highest quintile of price momentum outperformed the market by more than 20 percentage points over the prior year—a reading that ranked in the top 3% of years going back seven decades. A caveat is the S&P 500® Index is a large-cap index. Momentum was unlikely this extreme in the mid-cap value segment, considering how concentrated the S&P 500® has become among a few technology/artificial intelligence-related mega caps; however, using factor-based performance attribution, we found momentum was a significant performance headwind for the Portfolio. Additionally, in 2024, market reactions to earnings revisions/surprises were historically elevated. That is, the magnitude of stock price moves following earnings beats or misses was exaggerated as the market was laser-focused on earnings trajectories rather than on business values. We believe these factors created a “double headwind” for our investment style over the past year.

Top Contributors:

•The Portfolio’s Financials and Information Technology sectors holdings outperformed, and a lack of Materials sector holdings was beneficial.

•Top contributors to returns were First Citizens BancShares, Progressive, M&T Bank, Corebridge Financial and Arch Capital Group.

Top Detractors:

•Stock selection was broadly negative amid a momentum driven market, with key sources of underperformance in the Communication Services, Industrials and Consumer Discretionary sectors.

•Sector positioning was unfavorable due to above-benchmark weightings in Communication Services and Health Care sectors, as well as a lighter weighting in Industrials.

•Bottom contributors to returns were Dentsply Sirona, Dollar General, Cable One, NOV, and Warner Bros Discovery.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $19,487	Russell 3000 Index $32,604	Russell Midcap Value Index $21,798
12/2014	$10,000	$10,000	$10,000
12/2015	$9,042	$10,048	$9,522
12/2016	$11,102	$11,327	$11,426
12/2017	$12,507	$13,721	$12,951
12/2018	$10,840	$13,002	$11,359
12/2019	$13,393	$17,035	$14,433
12/2020	$14,209	$20,593	$15,150
12/2021	$18,004	$25,877	$19,443
12/2022	$15,709	$20,907	$17,104
12/2023	$18,592	$26,334	$19,278
12/2024	$19,487	$32,604	$21,798

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Artisan Mid Cap Value Portfolio - Class E	4.81%	7.79%	6.90%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Value Index	13.07%	8.59%	8.10%

AssetsNet	$ 693,513,869
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 5,498,788
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$693,513,869
# of Portfolio Investments	79
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$5,498,788

Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	1.9
Utilities	4.7
Real Estate	6.7
Consumer Staples	7.4
Information Technology	8.0
Communication Services	10.6
Industrials	11.0
Health Care	13.6
Financials	15.3
Consumer Discretionary	16.4

Top Countries

Value	Value
Israel	2.1
United States	93.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

First Citizens BancShares, Inc.	4.0
U-Haul Holding Co. (Non-Voting Shares)	3.1
Expedia Group, Inc.	3.1
Vontier Corp.	3.0
Lamar Advertising Co.	3.0
Globe Life, Inc.	2.8
Genpact Ltd.	2.7
Waters Corp.	2.6
Vail Resorts, Inc.	2.5
OGE Energy Corp.	2.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069948
Shareholder Report [Line Items]
Fund Name	Brighthouse/Dimensional International Small Company Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Despite challenges in the 4th quarter, global equity markets proved resilient. More than 70 countries held national elections this year. For many investors, the potential impact of these elections – particularly the U.S. presidential election – remained top of mind for much of the year. The U.S. Federal Reserve held rates steady in the first half of the year, followed by consecutive rate cuts in September, November, and December as inflation slowed. Led by the “Magnificent 7” (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, Nvidia, and Tesla), the S&P 500 Index catapulted the U.S. equity market past the rest of the world for the year. Globally, small caps underperformed large caps while the value and profitability premiums were mixed across regions. The Portfolio outperformed the MSCI World ex-U.S. Small Cap Index for the year ended December 31, 2024. Relative results were positively impacted by asset allocation, as the Portfolio excluded small caps with higher relative price and low profitability. Additionally, relative results were positively impacted by asset allocation as the Portfolio excluded REITs.

Top Contributors:

•The Portfolio's greater allocation to Financials contributed to relative performance.

•The Portfolio's lesser allocation to Australia contributed to relative performance.

Top Detractors:

•The Portfolio's emphasis on stocks with smaller market capitalization detracted from relative performance.

•The Portfolio's lesser allocation to Israel detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $17,440	MSCI All Country World ex-U.S. Index $15,985	MSCI World ex-U.S. Small Cap Index $17,063
12/2014	$10,000	$10,000	$10,000
12/2015	$10,608	$9,434	$10,546
12/2016	$11,244	$9,858	$11,001
12/2017	$14,710	$12,538	$14,415
12/2018	$11,714	$10,758	$11,810
12/2019	$14,444	$13,073	$14,811
12/2020	$15,761	$14,465	$16,704
12/2021	$17,992	$15,597	$18,565
12/2022	$14,848	$13,101	$14,743
12/2023	$16,882	$15,147	$16,604
12/2024	$17,440	$15,985	$17,063

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Dimensional International Small Company Portfolio - Class A	3.31%	3.84%	5.72%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%
MSCI World ex-U.S. Small Cap Index	2.76%	2.87%	5.49%

AssetsNet	$ 460,901,189
Holdings Count | Holding	3,548
Advisory Fees Paid, Amount	$ 3,325,274
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$460,901,189
# of Portfolio Investments	3,548
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$3,325,274

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	3.5
Real Estate	4.4
Energy	4.9
Health Care	5.0
Consumer Staples	6.1
Information Technology	8.1
Materials	11.5
Consumer Discretionary	12.7
Financials	15.2
Industrials	24.8

Top 10 Countries

Value	Value
Sweden	2.8
Denmark	2.8
Italy	4.2
France	4.9
Germany	6.0
Australia	6.4
Switzerland	7.8
Canada	10.4
United Kingdom	12.0
Japan	23.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Swiss Prime Site AG	0.4
BAWAG Group AG	0.4
Belimo Holding AG	0.4
GEA Group AG	0.4
BPER Banca SpA	0.4
Banco de Sabadell SA	0.3
Swissquote Group Holding SA	0.3
LEG Immobilien SE	0.3
Banca Monte dei Paschi di Siena SpA	0.3
PSP Swiss Property AG	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069949
Shareholder Report [Line Items]
Fund Name	Brighthouse/Dimensional International Small Company Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Despite challenges in the 4th quarter, global equity markets proved resilient. More than 70 countries held national elections this year. For many investors, the potential impact of these elections – particularly the U.S. presidential election – remained top of mind for much of the year. The U.S. Federal Reserve held rates steady in the first half of the year, followed by consecutive rate cuts in September, November, and December as inflation slowed. Led by the “Magnificent 7” (Alphabet, Amazon, Apple, Meta Platforms, Microsoft, Nvidia, and Tesla), the S&P 500 Index catapulted the U.S. equity market past the rest of the world for the year. Globally, small caps underperformed large caps while the value and profitability premiums were mixed across regions. The Portfolio outperformed the MSCI World ex-U.S. Small Cap Index for the year ended December 31, 2024. Relative results were positively impacted by asset allocation, as the Portfolio excluded small caps with higher relative price and low profitability. Additionally, relative results were positively impacted by asset allocation as the Portfolio excluded REITs.

Top Contributors:

•The Portfolio's greater allocation to Financials contributed to relative performance.

•The Portfolio's lesser allocation to Australia contributed to relative performance.

Top Detractors:

•The Portfolio's emphasis on stocks with smaller market capitalization detracted from relative performance.

•The Portfolio's lesser allocation to Israel detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $17,021	MSCI All Country World ex-U.S. Index $15,985	MSCI World ex-U.S. Small Cap Index $17,063
12/2014	$10,000	$10,000	$10,000
12/2015	$10,576	$9,434	$10,546
12/2016	$11,192	$9,858	$11,001
12/2017	$14,599	$12,538	$14,415
12/2018	$11,597	$10,758	$11,810
12/2019	$14,269	$13,073	$14,811
12/2020	$15,523	$14,465	$16,704
12/2021	$17,674	$15,597	$18,565
12/2022	$14,545	$13,101	$14,743
12/2023	$16,512	$15,147	$16,604
12/2024	$17,021	$15,985	$17,063

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Dimensional International Small Company Portfolio - Class B	3.08%	3.59%	5.46%
MSCI All Country World ex-U.S. Index	5.53%	4.10%	4.80%
MSCI World ex-U.S. Small Cap Index	2.76%	2.87%	5.49%

AssetsNet	$ 460,901,189
Holdings Count | Holding	3,548
Advisory Fees Paid, Amount	$ 3,325,274
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$460,901,189
# of Portfolio Investments	3,548
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$3,325,274

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	3.5
Real Estate	4.4
Energy	4.9
Health Care	5.0
Consumer Staples	6.1
Information Technology	8.1
Materials	11.5
Consumer Discretionary	12.7
Financials	15.2
Industrials	24.8

Top 10 Countries

Value	Value
Sweden	2.8
Denmark	2.8
Italy	4.2
France	4.9
Germany	6.0
Australia	6.4
Switzerland	7.8
Canada	10.4
United Kingdom	12.0
Japan	23.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

Swiss Prime Site AG	0.4
BAWAG Group AG	0.4
Belimo Holding AG	0.4
GEA Group AG	0.4
BPER Banca SpA	0.4
Banco de Sabadell SA	0.3
Swissquote Group Holding SA	0.3
LEG Immobilien SE	0.3
Banca Monte dei Paschi di Siena SpA	0.3
PSP Swiss Property AG	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017830
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, U.S. equities rose for four consecutive quarters, registering a stellar return amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts. The equity portion of the Portfolio (the "Equity Portfolio") underperformed its benchmark, the S&P 500 Index, for the twelve-month period ended December 31, 2024. Weak security selection was the primary driver of the relative underperformance, with sector allocation also detracting from relative results. Most fixed income sectors generated positive total returns during the trailing-twelve months as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. The fixed income portion of the Portfolio (the "Fixed Income Portfolio") outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the twelve-month period. Asset allocation was the primary driver of relative outperformance , with security selection also benefiting relative results.

Top Contributors:

•Strong selection in the Communication Services sector contributed to relative performance of the Equity Portfolio.

•The Equity Portfolio’s top relative contributors included not owning Intel (Information Technology) and an out-of-benchmark position in Spotify Technology (Communication Services).

•The Fixed Income Portfolio's allocation to Non-Agency Residential Mortgage-Backed Securities contributed to relative performance.

•The Fixed Income Portfolio's overweight exposure to Commercial Mortgage-Backed Securities benefited relative performance.

Top Detractors:

•Challenging stock selection in the Information Technology ("IT"), Health Care and Consumer Staples sectors detracted from relative performance of the Equity Portfolio.

•The Equity Portfolio’s top relative detractors included underweight positions in NVIDIA (IT) and Tesla (Consumer Discretionary).

•The Fixed Income Portfolio's Duration/Yield Curve positioning detracted from relative performance.

•The Fixed Income Portfolio's allocation to U.S. Treasury derivatives detracted from relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $22,388	S&P 500 Index $34,254	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000	$10,000
12/2015	$10,258	$10,138	$10,055
12/2016	$10,975	$11,351	$10,321
12/2017	$12,637	$13,829	$10,687
12/2018	$12,161	$13,223	$10,688
12/2019	$14,957	$17,386	$11,620
12/2020	$17,608	$20,585	$12,492
12/2021	$20,078	$26,494	$12,299
12/2022	$16,649	$21,696	$10,699
12/2023	$19,663	$27,399	$11,291
12/2024	$22,388	$34,254	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Wellington Balanced Portfolio - Class A	13.86%	8.40%	8.39%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 1,188,844,170
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 5,198,209
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,188,844,170
# of Portfolio Investments	1,531
Portfolio Turnover Rate	197%
Total Advisory Fees Paid	$5,198,209

Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	4.2
Apple, Inc.	4.2
Microsoft Corp.	4.1
Amazon.com, Inc.	3.4
Alphabet, Inc.	2.9
Wells Fargo & Co.	1.7
Broadcom, Inc.	1.7
Berkshire Hathaway, Inc.	1.2
Exxon Mobil Corp.	1.1
Eli Lilly & Co.	1.0

Top 10 Countries

Value	Value
Romania	0.2
Canada	0.2
Bermuda	0.2
Colombia	0.2
France	0.3
Germany	0.4
China	0.5
Cayman Islands	0.7
United Kingdom	1.1
United States	98.0

Asset Allocation

Value	Value
Floating Rate Loans	0.0
Municipals	0.4
Foreign Government	1.2
Short-Term Investments	1.2
Asset-Backed Securities	3.1
Mortgage-Backed Securities	3.7
Corporate Bonds & Notes	9.1
U.S. Treasury & Government Agencies	26.2
Common Stocks	60.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	5.3
Federal National Mortgage Association	4.7
U.S. Treasury Bonds	4.0
Uniform Mortgage-Backed Security, TBA	3.7
Federal Home Loan Mortgage Corp.	2.4
Government National Mortgage Association	1.7
Government National Mortgage Association, TBA	1.6
U.S. Treasury Inflation-Indexed Notes	0.6
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Bonds	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017831
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, U.S. equities rose for four consecutive quarters, registering a stellar return amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts. The equity portion of the Portfolio (the "Equity Portfolio") underperformed its benchmark, the S&P 500 Index, for the twelve-month period ended December 31, 2024. Weak security selection was the primary driver of the relative underperformance, with sector allocation also detracting from relative results. Most fixed income sectors generated positive total returns during the trailing-twelve months as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. The fixed income portion of the Portfolio (the "Fixed Income Portfolio") outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the twelve-month period. Asset allocation was the primary driver of relative outperformance , with security selection also benefiting relative results.

Top Contributors:

•Strong selection in the Communication Services sector contributed to relative performance of the Equity Portfolio.

•The Equity Portfolio’s top relative contributors included not owning Intel (Information Technology) and an out-of-benchmark position in Spotify Technology (Communication Services).

•The Fixed Income Portfolio's allocation to Non-Agency Residential Mortgage-Backed Securities contributed to relative performance.

•The Fixed Income Portfolio's overweight exposure to Commercial Mortgage-Backed Securities benefited relative performance.

Top Detractors:

•Challenging stock selection in the Information Technology ("IT"), Health Care and Consumer Staples sectors detracted from relative performance of the Equity Portfolio.

•The Equity Portfolio’s top relative detractors included underweight positions in NVIDIA (IT) and Tesla (Consumer Discretionary).

•The Fixed Income Portfolio's Duration/Yield Curve positioning detracted from relative performance.

•The Fixed Income Portfolio's allocation to U.S. Treasury derivatives detracted from relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $21,837	S&P 500 Index $34,254	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000	$10,000
12/2015	$10,229	$10,138	$10,055
12/2016	$10,919	$11,351	$10,321
12/2017	$12,541	$13,829	$10,687
12/2018	$12,038	$13,223	$10,688
12/2019	$14,773	$17,386	$11,620
12/2020	$17,350	$20,585	$12,492
12/2021	$19,732	$26,494	$12,299
12/2022	$16,317	$21,696	$10,699
12/2023	$19,234	$27,399	$11,291
12/2024	$21,837	$34,254	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Wellington Balanced Portfolio - Class B	13.54%	8.13%	8.12%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 1,188,844,170
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 5,198,209
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,188,844,170
# of Portfolio Investments	1,531
Portfolio Turnover Rate	197%
Total Advisory Fees Paid	$5,198,209

Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	4.2
Apple, Inc.	4.2
Microsoft Corp.	4.1
Amazon.com, Inc.	3.4
Alphabet, Inc.	2.9
Wells Fargo & Co.	1.7
Broadcom, Inc.	1.7
Berkshire Hathaway, Inc.	1.2
Exxon Mobil Corp.	1.1
Eli Lilly & Co.	1.0

Top 10 Countries

Value	Value
Romania	0.2
Canada	0.2
Bermuda	0.2
Colombia	0.2
France	0.3
Germany	0.4
China	0.5
Cayman Islands	0.7
United Kingdom	1.1
United States	98.0

Asset Allocation

Value	Value
Floating Rate Loans	0.0
Municipals	0.4
Foreign Government	1.2
Short-Term Investments	1.2
Asset-Backed Securities	3.1
Mortgage-Backed Securities	3.7
Corporate Bonds & Notes	9.1
U.S. Treasury & Government Agencies	26.2
Common Stocks	60.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	5.3
Federal National Mortgage Association	4.7
U.S. Treasury Bonds	4.0
Uniform Mortgage-Backed Security, TBA	3.7
Federal Home Loan Mortgage Corp.	2.4
Government National Mortgage Association	1.7
Government National Mortgage Association, TBA	1.6
U.S. Treasury Inflation-Indexed Notes	0.6
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Bonds	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017832
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, U.S. equities rose for four consecutive quarters, registering a stellar return amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts. The equity portion of the Portfolio (the "Equity Portfolio") underperformed its benchmark, the S&P 500 Index, for the twelve-month period ended December 31, 2024. Weak security selection was the primary driver of the relative underperformance, with sector allocation also detracting from relative results. Most fixed income sectors generated positive total returns during the trailing-twelve months as coupon income and spread tightening helped offset the impact of rising U.S. Treasury yields. The fixed income portion of the Portfolio (the "Fixed Income Portfolio") outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the twelve-month period. Asset allocation was the primary driver of relative outperformance , with security selection also benefiting relative results.

Top Contributors:

•Strong selection in the Communication Services sector contributed to relative performance of the Equity Portfolio.

•The Equity Portfolio’s top relative contributors included not owning Intel (Information Technology) and an out-of-benchmark position in Spotify Technology (Communication Services).

•The Fixed Income Portfolio's allocation to Non-Agency Residential Mortgage-Backed Securities contributed to relative performance.

•The Fixed Income Portfolio's overweight exposure to Commercial Mortgage-Backed Securities benefited relative performance.

Top Detractors:

•Challenging stock selection in the Information Technology ("IT"), Health Care and Consumer Staples sectors detracted from relative performance of the Equity Portfolio.

•The Equity Portfolio’s top relative detractors included underweight positions in NVIDIA (IT) and Tesla (Consumer Discretionary).

•The Fixed Income Portfolio's Duration/Yield Curve positioning detracted from relative performance.

•The Fixed Income Portfolio's allocation to U.S. Treasury derivatives detracted from relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $22,050	S&P 500 Index $34,254	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000	$10,000
12/2015	$10,241	$10,138	$10,055
12/2016	$10,940	$11,351	$10,321
12/2017	$12,576	$13,829	$10,687
12/2018	$12,088	$13,223	$10,688
12/2019	$14,850	$17,386	$11,620
12/2020	$17,454	$20,585	$12,492
12/2021	$19,873	$26,494	$12,299
12/2022	$16,442	$21,696	$10,699
12/2023	$19,398	$27,399	$11,291
12/2024	$22,050	$34,254	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Wellington Balanced Portfolio - Class E	13.67%	8.23%	8.23%
S&P 500 Index	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 1,188,844,170
Holdings Count | Holding	1,531
Advisory Fees Paid, Amount	$ 5,198,209
InvestmentCompanyPortfolioTurnover	197.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,188,844,170
# of Portfolio Investments	1,531
Portfolio Turnover Rate	197%
Total Advisory Fees Paid	$5,198,209

Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	4.2
Apple, Inc.	4.2
Microsoft Corp.	4.1
Amazon.com, Inc.	3.4
Alphabet, Inc.	2.9
Wells Fargo & Co.	1.7
Broadcom, Inc.	1.7
Berkshire Hathaway, Inc.	1.2
Exxon Mobil Corp.	1.1
Eli Lilly & Co.	1.0

Top 10 Countries

Value	Value
Romania	0.2
Canada	0.2
Bermuda	0.2
Colombia	0.2
France	0.3
Germany	0.4
China	0.5
Cayman Islands	0.7
United Kingdom	1.1
United States	98.0

Asset Allocation

Value	Value
Floating Rate Loans	0.0
Municipals	0.4
Foreign Government	1.2
Short-Term Investments	1.2
Asset-Backed Securities	3.1
Mortgage-Backed Securities	3.7
Corporate Bonds & Notes	9.1
U.S. Treasury & Government Agencies	26.2
Common Stocks	60.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	5.3
Federal National Mortgage Association	4.7
U.S. Treasury Bonds	4.0
Uniform Mortgage-Backed Security, TBA	3.7
Federal Home Loan Mortgage Corp.	2.4
Government National Mortgage Association	1.7
Government National Mortgage Association, TBA	1.6
U.S. Treasury Inflation-Indexed Notes	0.6
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Bonds	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017772
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, U.S. equities rose for four consecutive quarters, registering a stellar return amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts. The Brighthouse/Wellington Core Equity Opportunities Portfolio underperformed its benchmark, the Russell 1000 Index, for the twelve-month period ended December 31, 2024. Weak security selection was the primary driver of underperformance relative to the benchmark. Sector allocation, a residual of the Portfolio’s bottom-up stock selection process, also detracted from relative results.

Top Contributors:

•Although security selection detracted overall from relative performance, strong selection within Materials and Communication Services sector aided relative results.

•The Portfolio's lack of exposure to the Energy sector and overweight allocation to the Financials sector contributed to relative performance.

•Contributors included an overweight to American Express (Financials), a new position in Apple (Information Technology), and not holding Intel (Information Technology).

Top Detractors:

•Weak stock selection within Consumer Discretionary, Industrials and Information Technology sectors detracted most from relative performance.

•Sector allocation effects detracted from relative performance, driven by an overweight allocation to the Health Care sector and underweight allocation to the Information Technology sector.

•Detractors included not owning NVIDIA (Information Technology) and overweight positions in Nike (Consumer Discretionary) and Canadian National Railway (Industrials).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $26,311	Russell 3000 Index $32,604	Russell 1000 Index $33,560
12/2014	$10,000	$10,000	$10,000
12/2015	$10,240	$10,048	$10,092
12/2016	$10,992	$11,327	$11,308
12/2017	$13,087	$13,721	$13,761
12/2018	$13,076	$13,002	$13,102
12/2019	$17,121	$17,035	$17,220
12/2020	$19,051	$20,593	$20,830
12/2021	$23,705	$25,877	$26,340
12/2022	$22,501	$20,907	$21,302
12/2023	$24,224	$26,334	$26,953
12/2024	$26,311	$32,604	$33,560

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Wellington Core Equity Opportunities Portfolio - Class A	8.61%	8.97%	10.16%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Index	24.51%	14.28%	12.87%

AssetsNet	$ 2,939,610,069
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,425,809
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,939,610,069
# of Portfolio Investments	45
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$17,425,809

Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	1.7
Real Estate	1.9
Materials	4.6
Consumer Discretionary	11.1
Consumer Staples	13.4
Financials	13.9
Information Technology	15.9
Industrials	16.5
Health Care	18.8

Top Countries

Value	Value
Canada	2.1
United Kingdom	2.8
Ireland	3.1
United States	89.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	4.5
Microsoft Corp.	4.0
Stryker Corp.	3.8
McDonald's Corp.	3.8
UnitedHealth Group, Inc.	3.4
Mastercard, Inc.	3.1
Accenture PLC	3.1
Danaher Corp.	3.1
Honeywell International, Inc.	3.0
Visa, Inc.	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017773
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, U.S. equities rose for four consecutive quarters, registering a stellar return amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts. The Brighthouse/Wellington Core Equity Opportunities Portfolio underperformed its benchmark, the Russell 1000 Index, for the twelve-month period ended December 31, 2024. Weak security selection was the primary driver of underperformance relative to the benchmark. Sector allocation, a residual of the Portfolio’s bottom-up stock selection process, also detracted from relative results.

Top Contributors:

•Although security selection detracted overall from relative performance, strong selection within Materials and Communication Services sector aided relative results.

•The Portfolio's lack of exposure to the Energy sector and overweight allocation to the Financials sector contributed to relative performance.

•Contributors included an overweight to American Express (Financials), a new position in Apple (Information Technology), and not holding Intel (Information Technology).

Top Detractors:

•Weak stock selection within Consumer Discretionary, Industrials and Information Technology sectors detracted most from relative performance.

•Sector allocation effects detracted from relative performance, driven by an overweight allocation to the Health Care sector and underweight allocation to the Information Technology sector.

•Detractors included not owning NVIDIA (Information Technology) and overweight positions in Nike (Consumer Discretionary) and Canadian National Railway (Industrials).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $25,666	Russell 3000 Index $32,604	Russell 1000 Index $33,560
12/2014	$10,000	$10,000	$10,000
12/2015	$10,214	$10,048	$10,092
12/2016	$10,935	$11,327	$11,308
12/2017	$12,991	$13,721	$13,761
12/2018	$12,946	$13,002	$13,102
12/2019	$16,913	$17,035	$17,220
12/2020	$18,768	$20,593	$20,830
12/2021	$23,293	$25,877	$26,340
12/2022	$22,056	$20,907	$21,302
12/2023	$23,685	$26,334	$26,953
12/2024	$25,666	$32,604	$33,560

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Wellington Core Equity Opportunities Portfolio - Class B	8.37%	8.70%	9.88%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Index	24.51%	14.28%	12.87%

AssetsNet	$ 2,939,610,069
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,425,809
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,939,610,069
# of Portfolio Investments	45
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$17,425,809

Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	1.7
Real Estate	1.9
Materials	4.6
Consumer Discretionary	11.1
Consumer Staples	13.4
Financials	13.9
Information Technology	15.9
Industrials	16.5
Health Care	18.8

Top Countries

Value	Value
Canada	2.1
United Kingdom	2.8
Ireland	3.1
United States	89.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	4.5
Microsoft Corp.	4.0
Stryker Corp.	3.8
McDonald's Corp.	3.8
UnitedHealth Group, Inc.	3.4
Mastercard, Inc.	3.1
Accenture PLC	3.1
Danaher Corp.	3.1
Honeywell International, Inc.	3.0
Visa, Inc.	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017774
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, U.S. equities rose for four consecutive quarters, registering a stellar return amidst a turbulent macroeconomic environment shaped by geopolitical uncertainty, interest rate fluctuation, and significant political shifts. The Brighthouse/Wellington Core Equity Opportunities Portfolio underperformed its benchmark, the Russell 1000 Index, for the twelve-month period ended December 31, 2024. Weak security selection was the primary driver of underperformance relative to the benchmark. Sector allocation, a residual of the Portfolio’s bottom-up stock selection process, also detracted from relative results.

Top Contributors:

•Although security selection detracted overall from relative performance, strong selection within Materials and Communication Services sector aided relative results.

•The Portfolio's lack of exposure to the Energy sector and overweight allocation to the Financials sector contributed to relative performance.

•Contributors included an overweight to American Express (Financials), a new position in Apple (Information Technology), and not holding Intel (Information Technology).

Top Detractors:

•Weak stock selection within Consumer Discretionary, Industrials and Information Technology sectors detracted most from relative performance.

•Sector allocation effects detracted from relative performance, driven by an overweight allocation to the Health Care sector and underweight allocation to the Information Technology sector.

•Detractors included not owning NVIDIA (Information Technology) and overweight positions in Nike (Consumer Discretionary) and Canadian National Railway (Industrials).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $25,924	Russell 3000 Index $32,604	Russell 1000 Index $33,560
12/2014	$10,000	$10,000	$10,000
12/2015	$10,227	$10,048	$10,092
12/2016	$10,958	$11,327	$11,308
12/2017	$13,031	$13,721	$13,761
12/2018	$12,999	$13,002	$13,102
12/2019	$16,999	$17,035	$17,220
12/2020	$18,882	$20,593	$20,830
12/2021	$23,458	$25,877	$26,340
12/2022	$22,235	$20,907	$21,302
12/2023	$23,901	$26,334	$26,953
12/2024	$25,924	$32,604	$33,560

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Brighthouse/Wellington Core Equity Opportunities Portfolio - Class E	8.46%	8.81%	9.99%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Index	24.51%	14.28%	12.87%

AssetsNet	$ 2,939,610,069
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 17,425,809
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,939,610,069
# of Portfolio Investments	45
Portfolio Turnover Rate	15%
Total Advisory Fees Paid	$17,425,809

Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	1.7
Real Estate	1.9
Materials	4.6
Consumer Discretionary	11.1
Consumer Staples	13.4
Financials	13.9
Information Technology	15.9
Industrials	16.5
Health Care	18.8

Top Countries

Value	Value
Canada	2.1
United Kingdom	2.8
Ireland	3.1
United States	89.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	4.5
Microsoft Corp.	4.0
Stryker Corp.	3.8
McDonald's Corp.	3.8
UnitedHealth Group, Inc.	3.4
Mastercard, Inc.	3.1
Accenture PLC	3.1
Danaher Corp.	3.1
Honeywell International, Inc.	3.0
Visa, Inc.	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017769
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Frontier Mid Cap Growth Portfolio trailed its benchmark for the 12-month period despite being well ahead at the end of the third quarter. This was due to an extremely narrow market in the final quarter when 82% of the index return came from just ten stocks as rising interest rates curbed a post-election rally.

Sector allocation was the dominant factor behind the underperformance and largely the result of our overweight in the Health Care sector and no exposure to the top performing Utilities sector. The Health Care sector fell 2% in 2024 due to government price reduction policies affecting pharmaceuticals and insurance companies. Stock selection proved challenging in Consumer Discretionary, Communications Services and Real Estate, whereas Information Technology ("IT"), Industrials and Materials sectors were the key contributors.

Top Contributors:

•The IT sector was the largest contributor with strong performance in communications equipment, semiconductors and software stocks. These included Arista Networks, Marvell Technology, Fair Isaac and Palantir Technologies.

•Aircraft engine repair and leasing company FTAI Aviation and less-than-truckload operator XPO led the upside in Industrials.

•In the Materials sector, the top performer was cement and wallboard manufacturer Eagle Materials.

•Other contributors included genetic diagnostics provider Natera and alternative asset managers Apollo Global Management and KKR & Co.

Top Detractors:

•The Consumer Discretionary sector was the largest detractor, with weak performers in automobile components, hotels, restaurants & leisure and leisure product stocks including Mobileye, Caesars Entertainment and Mattel.

•Leading online dating company Match Group and visual search and discovery platform Pinterest drove the underperformance in the Communication Services sector. The Portfolio sold Pinterest during the year.

•Information services provider CoStar was the main detractor in Real Estate.

•Other significant underperformers included diabetes device manufacturer DexCom, database software provider MongoDB, IT services company EPAM Systems, and discount retailer Dollar General, which the Portfolio sold.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $25,733	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$10,288	$10,048	$9,980
12/2016	$10,844	$11,327	$10,711
12/2017	$13,583	$13,721	$13,418
12/2018	$12,817	$13,002	$12,780
12/2019	$17,062	$17,035	$17,314
12/2020	$22,471	$20,593	$23,475
12/2021	$25,770	$25,877	$26,463
12/2022	$18,517	$20,907	$19,392
12/2023	$21,849	$26,334	$24,408
12/2024	$25,733	$32,604	$29,803

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Frontier Mid Cap Growth Portfolio - Class A	17.77%	8.56%	9.91%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 1,044,659,473
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 7,179,439
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,044,659,473
# of Portfolio Investments	107
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$7,179,439

Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	0.7
Real Estate	1.3
Energy	2.0
Communication Services	2.3
Materials	2.5
Financials	11.4
Consumer Discretionary	12.7
Health Care	16.5
Industrials	18.8
Information Technology	31.2

Top Countries

Value	Value
Israel	0.4
Switzerland	0.8
United States	98.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Palantir Technologies, Inc.	3.5
FTAI Aviation Ltd.	3.3
AppLovin Corp.	2.8
XPO, Inc.	2.6
Natera, Inc.	2.4
Block, Inc.	2.2
KKR & Co., Inc.	2.1
Trade Desk, Inc.	2.1
Twilio, Inc.	2.1
Arista Networks, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017770
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Frontier Mid Cap Growth Portfolio trailed its benchmark for the 12-month period despite being well ahead at the end of the third quarter. This was due to an extremely narrow market in the final quarter when 82% of the index return came from just ten stocks as rising interest rates curbed a post-election rally.

Sector allocation was the dominant factor behind the underperformance and largely the result of our overweight in the Health Care sector and no exposure to the top performing Utilities sector. The Health Care sector fell 2% in 2024 due to government price reduction policies affecting pharmaceuticals and insurance companies. Stock selection proved challenging in Consumer Discretionary, Communications Services and Real Estate, whereas Information Technology ("IT"), Industrials and Materials sectors were the key contributors.

Top Contributors:

•The IT sector was the largest contributor with strong performance in communications equipment, semiconductors and software stocks. These included Arista Networks, Marvell Technology, Fair Isaac and Palantir Technologies.

•Aircraft engine repair and leasing company FTAI Aviation and less-than-truckload operator XPO led the upside in Industrials.

•In the Materials sector, the top performer was cement and wallboard manufacturer Eagle Materials.

•Other contributors included genetic diagnostics provider Natera and alternative asset managers Apollo Global Management and KKR & Co.

Top Detractors:

•The Consumer Discretionary sector was the largest detractor, with weak performers in automobile components, hotels, restaurants & leisure and leisure product stocks including Mobileye, Caesars Entertainment and Mattel.

•Leading online dating company Match Group and visual search and discovery platform Pinterest drove the underperformance in the Communication Services sector. The Portfolio sold Pinterest during the year.

•Information services provider CoStar was the main detractor in Real Estate.

•Other significant underperformers included diabetes device manufacturer DexCom, database software provider MongoDB, IT services company EPAM Systems, and discount retailer Dollar General, which the Portfolio sold.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $25,094	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$10,260	$10,048	$9,980
12/2016	$10,790	$11,327	$10,711
12/2017	$13,480	$13,721	$13,418
12/2018	$12,685	$13,002	$12,780
12/2019	$16,850	$17,035	$17,314
12/2020	$22,138	$20,593	$23,475
12/2021	$25,322	$25,877	$26,463
12/2022	$18,148	$20,907	$19,392
12/2023	$21,366	$26,334	$24,408
12/2024	$25,094	$32,604	$29,803

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Frontier Mid Cap Growth Portfolio - Class B	17.45%	8.29%	9.64%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 1,044,659,473
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 7,179,439
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,044,659,473
# of Portfolio Investments	107
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$7,179,439

Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	0.7
Real Estate	1.3
Energy	2.0
Communication Services	2.3
Materials	2.5
Financials	11.4
Consumer Discretionary	12.7
Health Care	16.5
Industrials	18.8
Information Technology	31.2

Top Countries

Value	Value
Israel	0.4
Switzerland	0.8
United States	98.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Palantir Technologies, Inc.	3.5
FTAI Aviation Ltd.	3.3
AppLovin Corp.	2.8
XPO, Inc.	2.6
Natera, Inc.	2.4
Block, Inc.	2.2
KKR & Co., Inc.	2.1
Trade Desk, Inc.	2.1
Twilio, Inc.	2.1
Arista Networks, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030922
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$88	0.81%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Frontier Mid Cap Growth Portfolio trailed its benchmark for the 12-month period despite being well ahead at the end of the third quarter. This was due to an extremely narrow market in the final quarter when 82% of the index return came from just ten stocks as rising interest rates curbed a post-election rally.

Sector allocation was the dominant factor behind the underperformance and largely the result of our overweight in the Health Care sector and no exposure to the top performing Utilities sector. The Health Care sector fell 2% in 2024 due to government price reduction policies affecting pharmaceuticals and insurance companies. Stock selection proved challenging in Consumer Discretionary, Communications Services and Real Estate, whereas Information Technology ("IT"), Industrials and Materials sectors were the key contributors.

Top Contributors:

•The IT sector was the largest contributor with strong performance in communications equipment, semiconductors and software stocks. These included Arista Networks, Marvell Technology, Fair Isaac and Palantir Technologies.

•Aircraft engine repair and leasing company FTAI Aviation and less-than-truckload operator XPO led the upside in Industrials.

•In the Materials sector, the top performer was cement and wallboard manufacturer Eagle Materials.

•Other contributors included genetic diagnostics provider Natera and alternative asset managers Apollo Global Management and KKR & Co.

Top Detractors:

•The Consumer Discretionary sector was the largest detractor, with weak performers in automobile components, hotels, restaurants & leisure and leisure product stocks including Mobileye, Caesars Entertainment and Mattel.

•Leading online dating company Match Group and visual search and discovery platform Pinterest drove the underperformance in the Communication Services sector. The Portfolio sold Pinterest during the year.

•Information services provider CoStar was the main detractor in Real Estate.

•Other significant underperformers included diabetes device manufacturer DexCom, database software provider MongoDB, IT services company EPAM Systems, and discount retailer Dollar General, which the Portfolio sold.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class D $25,471	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$10,278	$10,048	$9,980
12/2016	$10,822	$11,327	$10,711
12/2017	$13,542	$13,721	$13,418
12/2018	$12,762	$13,002	$12,780
12/2019	$16,975	$17,035	$17,314
12/2020	$22,337	$20,593	$23,475
12/2021	$25,585	$25,877	$26,463
12/2022	$18,367	$20,907	$19,392
12/2023	$21,651	$26,334	$24,408
12/2024	$25,471	$32,604	$29,803

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Frontier Mid Cap Growth Portfolio - Class D	17.64%	8.45%	9.80%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 1,044,659,473
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 7,179,439
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,044,659,473
# of Portfolio Investments	107
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$7,179,439

Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	0.7
Real Estate	1.3
Energy	2.0
Communication Services	2.3
Materials	2.5
Financials	11.4
Consumer Discretionary	12.7
Health Care	16.5
Industrials	18.8
Information Technology	31.2

Top Countries

Value	Value
Israel	0.4
Switzerland	0.8
United States	98.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Palantir Technologies, Inc.	3.5
FTAI Aviation Ltd.	3.3
AppLovin Corp.	2.8
XPO, Inc.	2.6
Natera, Inc.	2.4
Block, Inc.	2.2
KKR & Co., Inc.	2.1
Trade Desk, Inc.	2.1
Twilio, Inc.	2.1
Arista Networks, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017771
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Frontier Mid Cap Growth Portfolio trailed its benchmark for the 12-month period despite being well ahead at the end of the third quarter. This was due to an extremely narrow market in the final quarter when 82% of the index return came from just ten stocks as rising interest rates curbed a post-election rally.

Sector allocation was the dominant factor behind the underperformance and largely the result of our overweight in the Health Care sector and no exposure to the top performing Utilities sector. The Health Care sector fell 2% in 2024 due to government price reduction policies affecting pharmaceuticals and insurance companies. Stock selection proved challenging in Consumer Discretionary, Communications Services and Real Estate, whereas Information Technology ("IT"), Industrials and Materials sectors were the key contributors.

Top Contributors:

•The IT sector was the largest contributor with strong performance in communications equipment, semiconductors and software stocks. These included Arista Networks, Marvell Technology, Fair Isaac and Palantir Technologies.

•Aircraft engine repair and leasing company FTAI Aviation and less-than-truckload operator XPO led the upside in Industrials.

•In the Materials sector, the top performer was cement and wallboard manufacturer Eagle Materials.

•Other contributors included genetic diagnostics provider Natera and alternative asset managers Apollo Global Management and KKR & Co.

Top Detractors:

•The Consumer Discretionary sector was the largest detractor, with weak performers in automobile components, hotels, restaurants & leisure and leisure product stocks including Mobileye, Caesars Entertainment and Mattel.

•Leading online dating company Match Group and visual search and discovery platform Pinterest drove the underperformance in the Communication Services sector. The Portfolio sold Pinterest during the year.

•Information services provider CoStar was the main detractor in Real Estate.

•Other significant underperformers included diabetes device manufacturer DexCom, database software provider MongoDB, IT services company EPAM Systems, and discount retailer Dollar General, which the Portfolio sold.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $25,344	Russell 3000 Index $32,604	Russell Midcap Growth Index $29,803
12/2014	$10,000	$10,000	$10,000
12/2015	$10,272	$10,048	$9,980
12/2016	$10,811	$11,327	$10,711
12/2017	$13,524	$13,721	$13,418
12/2018	$12,740	$13,002	$12,780
12/2019	$16,934	$17,035	$17,314
12/2020	$22,273	$20,593	$23,475
12/2021	$25,498	$25,877	$26,463
12/2022	$18,295	$20,907	$19,392
12/2023	$21,559	$26,334	$24,408
12/2024	$25,344	$32,604	$29,803

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Frontier Mid Cap Growth Portfolio - Class E	17.56%	8.40%	9.75%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell Midcap Growth Index	22.10%	11.47%	11.54%

AssetsNet	$ 1,044,659,473
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 7,179,439
InvestmentCompanyPortfolioTurnover	43.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,044,659,473
# of Portfolio Investments	107
Portfolio Turnover Rate	43%
Total Advisory Fees Paid	$7,179,439

Holdings [Text Block]

Top 10 Sectors

Value	Value
Consumer Staples	0.7
Real Estate	1.3
Energy	2.0
Communication Services	2.3
Materials	2.5
Financials	11.4
Consumer Discretionary	12.7
Health Care	16.5
Industrials	18.8
Information Technology	31.2

Top Countries

Value	Value
Israel	0.4
Switzerland	0.8
United States	98.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

Palantir Technologies, Inc.	3.5
FTAI Aviation Ltd.	3.3
AppLovin Corp.	2.8
XPO, Inc.	2.6
Natera, Inc.	2.4
Block, Inc.	2.2
KKR & Co., Inc.	2.1
Trade Desk, Inc.	2.1
Twilio, Inc.	2.1
Arista Networks, Inc.	2.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017793
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.54%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Equity prices increased over the twelve months ended December 31, 2024, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The strength of corporate profits overall has been an important contributor amidst sustained growth of the U.S. economy. In this environment, the Portfolio had strong absolute performance for 2024; however, relative results trailed the Russell 1000 Growth Index. For the year, both stock selection and sector allocation detracted from relative performance. Stock selection within the Consumer Discretionary and Industrials sectors were the top detractors to relative returns. An overweight allocation to the Health Care sector was the primary detractor from sector allocation.

Top Contributors:

•Strong stock selection in the Health Care, Consumer Staples, and Communication Services sectors were contributors.

•The Portfolio’s top individual relative contributors included positions in Broadcom, Microsoft, and Netflix.

•While sector allocation weights are a residual to Jennison’s bottom-up stock selection process, underweight allocations to the Industrials and Materials sectors were additive to relative results.

Top Detractors:

•Stock selection was challenged in the Consumer Discretionary, Financials, and Industrials sectors.

•Among the Portfolio’s top individual detractors from relative results were positions in Novo Nordisk (Denmark), MongoDB, and Advanced Micro Devices.

•Overweight allocations to the Consumer Discretionary and Health Care sectors were detractors from relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $45,550	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$11,078	$10,048	$10,567
12/2016	$11,097	$11,327	$11,314
12/2017	$15,239	$13,721	$14,733
12/2018	$15,293	$13,002	$14,510
12/2019	$20,313	$17,035	$19,790
12/2020	$31,850	$20,593	$27,408
12/2021	$37,319	$25,877	$34,971
12/2022	$22,813	$20,907	$24,782
12/2023	$34,964	$26,334	$35,358
12/2024	$45,550	$32,604	$47,152

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Jennison Growth Portfolio - Class A	30.28%	17.53%	16.37%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 2,958,195,283
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 14,922,952
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,958,195,283
# of Portfolio Investments	63
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$14,922,952

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	3.3
Industrials	5.4
Financials	6.9
Health Care	8.2
Communication Services	18.2
Consumer Discretionary	18.8
Information Technology	39.2

Top Countries

Value	Value
Spain	0.4
Germany	0.8
Brazil	0.8
United Kingdom	1.0
Denmark	1.3
United States	95.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	9.8
Amazon.com, Inc.	9.1
Microsoft Corp.	6.8
Apple, Inc.	6.4
Meta Platforms, Inc.	5.9
Broadcom, Inc.	5.4
Alphabet, Inc.	4.8
Netflix, Inc.	4.1
Tesla, Inc.	3.2
Mastercard, Inc.	2.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017794
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$91	0.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Equity prices increased over the twelve months ended December 31, 2024, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The strength of corporate profits overall has been an important contributor amidst sustained growth of the U.S. economy. In this environment, the Portfolio had strong absolute performance for 2024; however, relative results trailed the Russell 1000 Growth Index. For the year, both stock selection and sector allocation detracted from relative performance. Stock selection within the Consumer Discretionary and Industrials sectors were the top detractors to relative returns. An overweight allocation to the Health Care sector was the primary detractor from sector allocation.

Top Contributors:

•Strong stock selection in the Health Care, Consumer Staples, and Communication Services sectors were contributors.

•The Portfolio’s top individual relative contributors included positions in Broadcom, Microsoft, and Netflix.

•While sector allocation weights are a residual to Jennison’s bottom-up stock selection process, underweight allocations to the Industrials and Materials sectors were additive to relative results.

Top Detractors:

•Stock selection was challenged in the Consumer Discretionary, Financials, and Industrials sectors.

•Among the Portfolio’s top individual detractors from relative results were positions in Novo Nordisk (Denmark), MongoDB, and Advanced Micro Devices.

•Overweight allocations to the Consumer Discretionary and Health Care sectors were detractors from relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $44,438	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$11,054	$10,048	$10,567
12/2016	$11,040	$11,327	$11,314
12/2017	$15,123	$13,721	$14,733
12/2018	$15,140	$13,002	$14,510
12/2019	$20,060	$17,035	$19,790
12/2020	$31,368	$20,593	$27,408
12/2021	$36,673	$25,877	$34,971
12/2022	$22,363	$20,907	$24,782
12/2023	$34,184	$26,334	$35,358
12/2024	$44,438	$32,604	$47,152

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Jennison Growth Portfolio - Class B	30.00%	17.24%	16.08%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 2,958,195,283
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 14,922,952
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,958,195,283
# of Portfolio Investments	63
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$14,922,952

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	3.3
Industrials	5.4
Financials	6.9
Health Care	8.2
Communication Services	18.2
Consumer Discretionary	18.8
Information Technology	39.2

Top Countries

Value	Value
Spain	0.4
Germany	0.8
Brazil	0.8
United Kingdom	1.0
Denmark	1.3
United States	95.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	9.8
Amazon.com, Inc.	9.1
Microsoft Corp.	6.8
Apple, Inc.	6.4
Meta Platforms, Inc.	5.9
Broadcom, Inc.	5.4
Alphabet, Inc.	4.8
Netflix, Inc.	4.1
Tesla, Inc.	3.2
Mastercard, Inc.	2.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017795
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Equity prices increased over the twelve months ended December 31, 2024, as investors reacted positively to the slowing pace of inflation and sustained economic growth. The strength of corporate profits overall has been an important contributor amidst sustained growth of the U.S. economy. In this environment, the Portfolio had strong absolute performance for 2024; however, relative results trailed the Russell 1000 Growth Index. For the year, both stock selection and sector allocation detracted from relative performance. Stock selection within the Consumer Discretionary and Industrials sectors were the top detractors to relative returns. An overweight allocation to the Health Care sector was the primary detractor from sector allocation.

Top Contributors:

•Strong stock selection in the Health Care, Consumer Staples, and Communication Services sectors were contributors.

•The Portfolio’s top individual relative contributors included positions in Broadcom, Microsoft, and Netflix.

•While sector allocation weights are a residual to Jennison’s bottom-up stock selection process, underweight allocations to the Industrials and Materials sectors were additive to relative results.

Top Detractors:

•Stock selection was challenged in the Consumer Discretionary, Financials, and Industrials sectors.

•Among the Portfolio’s top individual detractors from relative results were positions in Novo Nordisk (Denmark), MongoDB, and Advanced Micro Devices.

•Overweight allocations to the Consumer Discretionary and Health Care sectors were detractors from relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $44,891	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$11,066	$10,048	$10,567
12/2016	$11,065	$11,327	$11,314
12/2017	$15,172	$13,721	$14,733
12/2018	$15,206	$13,002	$14,510
12/2019	$20,158	$17,035	$19,790
12/2020	$31,567	$20,593	$27,408
12/2021	$36,933	$25,877	$34,971
12/2022	$22,536	$20,907	$24,782
12/2023	$34,506	$26,334	$35,358
12/2024	$44,891	$32,604	$47,152

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Jennison Growth Portfolio - Class E	30.10%	17.37%	16.20%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 2,958,195,283
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 14,922,952
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,958,195,283
# of Portfolio Investments	63
Portfolio Turnover Rate	29%
Total Advisory Fees Paid	$14,922,952

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	3.3
Industrials	5.4
Financials	6.9
Health Care	8.2
Communication Services	18.2
Consumer Discretionary	18.8
Information Technology	39.2

Top Countries

Value	Value
Spain	0.4
Germany	0.8
Brazil	0.8
United Kingdom	1.0
Denmark	1.3
United States	95.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	9.8
Amazon.com, Inc.	9.1
Microsoft Corp.	6.8
Apple, Inc.	6.4
Meta Platforms, Inc.	5.9
Broadcom, Inc.	5.4
Alphabet, Inc.	4.8
Netflix, Inc.	4.1
Tesla, Inc.	3.2
Mastercard, Inc.	2.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017799
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the year ended December 31, 2024 the Portfolio outperformed the Russell 2000 Index and benefitted from an equity market that generally rewarded larger, higher quality stocks as the Portfolio is primarily invested within the upper end of the market capitalization range, in companies that exhibit strong fundamentals and profitability. Both sector allocation and stock selection added performance versus the Index.

Top Contributors:

•Health Care provided the most relative return due to an underweight to the sector versus the Index along with strong security selection. Stock selection benefitted by avoiding the lower quality portion of the sector and solid contribution from holdings Tenet Healthcare and UFP Technologies.

•Utilities provided the second most relative return due to strong security selection. Independent Power Producer Talen Energy provided the largest overall return contribution to the Portfolio for the year.

•The Financials sector aided performance versus the Index with strong stock selection, particularly within the Capital Markets and Banks industries.

•Other notable stock contributors in the Portfolio were Moog, Boot Barn and Super Micro Computer.

Top Detractors:

•Energy detracted the most from relative performance due to an overweight (the worst performing index sector) in addition to weak security selection, particularly in the Equipment & Services industry. Notable individual detractors included Noble Corp. and Weatherford International.

•Although stock contribution within Information Technology was very positive, the Portfolio sector lagged the Index return as it was the top performer for the year. Portfolio stocks within certain higher growth segments, such as Storage and Software, trailed the Index holdings returns.

•The Industrials sector detracted from relative return due to lagging security selection, partially offset by an overweight versus the Index sector. In particular, Concentrix Corp. was one of the Portfolio’s biggest detractors while a number of Portfolio holdings ceded a portion of strong share price gains from the past few years.

•Other notable stock detractors in the Portfolio were Pacira Biosciences, Atkore Inc. and Option Care Health.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $23,030	Russell 3000 Index $32,604	Russell 2000 Index $21,223
12/2014	$10,000	$10,000	$10,000
12/2015	$9,850	$10,048	$9,559
12/2016	$11,749	$11,327	$11,595
12/2017	$13,540	$13,721	$13,294
12/2018	$12,041	$13,002	$11,830
12/2019	$15,116	$17,035	$14,849
12/2020	$16,940	$20,593	$17,813
12/2021	$20,658	$25,877	$20,453
12/2022	$17,546	$20,907	$16,273
12/2023	$20,610	$26,334	$19,028
12/2024	$23,030	$32,604	$21,223

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Core Portfolio - Class A	11.74%	8.79%	8.70%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

AssetsNet	$ 372,882,182
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 3,103,315
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$372,882,182
# of Portfolio Investments	216
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$3,103,315

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	3.2
Consumer Staples	3.5
Utilities	3.5
Materials	3.7
Energy	7.2
Consumer Discretionary	9.3
Health Care	11.4
Information Technology	12.4
Financials	18.4
Industrials	23.4

Top Countries

Value	Value
Costa Rica	0.0Footnote Reference*
Bahamas	0.2
Israel	0.2
Switzerland	0.7
Canada	1.0
Puerto Rico	1.2
United Kingdom	2.3
United States	92.5
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Moog, Inc.	1.5
Wintrust Financial Corp.	1.3
Arcosa, Inc.	1.3
Knife River Corp.	1.2
Talen Energy Corp.	1.2
U.S. Cellular Corp.	1.2
Federal Agricultural Mortgage Corp.	1.2
Vontier Corp.	1.2
Pinnacle Financial Partners, Inc.	1.1
TTM Technologies, Inc.	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017800
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the year ended December 31, 2024 the Portfolio outperformed the Russell 2000 Index and benefitted from an equity market that generally rewarded larger, higher quality stocks as the Portfolio is primarily invested within the upper end of the market capitalization range, in companies that exhibit strong fundamentals and profitability. Both sector allocation and stock selection added performance versus the Index.

Top Contributors:

•Health Care provided the most relative return due to an underweight to the sector versus the Index along with strong security selection. Stock selection benefitted by avoiding the lower quality portion of the sector and solid contribution from holdings Tenet Healthcare and UFP Technologies.

•Utilities provided the second most relative return due to strong security selection. Independent Power Producer Talen Energy provided the largest overall return contribution to the Portfolio for the year.

•The Financials sector aided performance versus the Index with strong stock selection, particularly within the Capital Markets and Banks industries.

•Other notable stock contributors in the Portfolio were Moog, Boot Barn and Super Micro Computer.

Top Detractors:

•Energy detracted the most from relative performance due to an overweight (the worst performing index sector) in addition to weak security selection, particularly in the Equipment & Services industry. Notable individual detractors included Noble Corp. and Weatherford International.

•Although stock contribution within Information Technology was very positive, the Portfolio sector lagged the Index return as it was the top performer for the year. Portfolio stocks within certain higher growth segments, such as Storage and Software, trailed the Index holdings returns.

•The Industrials sector detracted from relative return due to lagging security selection, partially offset by an overweight versus the Index sector. In particular, Concentrix Corp. was one of the Portfolio’s biggest detractors while a number of Portfolio holdings ceded a portion of strong share price gains from the past few years.

•Other notable stock detractors in the Portfolio were Pacira Biosciences, Atkore Inc. and Option Care Health.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $22,461	Russell 3000 Index $32,604	Russell 2000 Index $21,223
12/2014	$10,000	$10,000	$10,000
12/2015	$9,826	$10,048	$9,559
12/2016	$11,690	$11,327	$11,595
12/2017	$13,438	$13,721	$13,294
12/2018	$11,921	$13,002	$11,830
12/2019	$14,928	$17,035	$14,849
12/2020	$16,687	$20,593	$17,813
12/2021	$20,299	$25,877	$20,453
12/2022	$17,197	$20,907	$16,273
12/2023	$20,152	$26,334	$19,028
12/2024	$22,461	$32,604	$21,223

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Core Portfolio - Class B	11.46%	8.51%	8.43%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

AssetsNet	$ 372,882,182
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 3,103,315
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$372,882,182
# of Portfolio Investments	216
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$3,103,315

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	3.2
Consumer Staples	3.5
Utilities	3.5
Materials	3.7
Energy	7.2
Consumer Discretionary	9.3
Health Care	11.4
Information Technology	12.4
Financials	18.4
Industrials	23.4

Top Countries

Value	Value
Costa Rica	0.0Footnote Reference*
Bahamas	0.2
Israel	0.2
Switzerland	0.7
Canada	1.0
Puerto Rico	1.2
United Kingdom	2.3
United States	92.5
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Moog, Inc.	1.5
Wintrust Financial Corp.	1.3
Arcosa, Inc.	1.3
Knife River Corp.	1.2
Talen Energy Corp.	1.2
U.S. Cellular Corp.	1.2
Federal Agricultural Mortgage Corp.	1.2
Vontier Corp.	1.2
Pinnacle Financial Partners, Inc.	1.1
TTM Technologies, Inc.	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017801
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$111	1.05%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the year ended December 31, 2024 the Portfolio outperformed the Russell 2000 Index and benefitted from an equity market that generally rewarded larger, higher quality stocks as the Portfolio is primarily invested within the upper end of the market capitalization range, in companies that exhibit strong fundamentals and profitability. Both sector allocation and stock selection added performance versus the Index.

Top Contributors:

•Health Care provided the most relative return due to an underweight to the sector versus the Index along with strong security selection. Stock selection benefitted by avoiding the lower quality portion of the sector and solid contribution from holdings Tenet Healthcare and UFP Technologies.

•Utilities provided the second most relative return due to strong security selection. Independent Power Producer Talen Energy provided the largest overall return contribution to the Portfolio for the year.

•The Financials sector aided performance versus the Index with strong stock selection, particularly within the Capital Markets and Banks industries.

•Other notable stock contributors in the Portfolio were Moog, Boot Barn and Super Micro Computer.

Top Detractors:

•Energy detracted the most from relative performance due to an overweight (the worst performing index sector) in addition to weak security selection, particularly in the Equipment & Services industry. Notable individual detractors included Noble Corp. and Weatherford International.

•Although stock contribution within Information Technology was very positive, the Portfolio sector lagged the Index return as it was the top performer for the year. Portfolio stocks within certain higher growth segments, such as Storage and Software, trailed the Index holdings returns.

•The Industrials sector detracted from relative return due to lagging security selection, partially offset by an overweight versus the Index sector. In particular, Concentrix Corp. was one of the Portfolio’s biggest detractors while a number of Portfolio holdings ceded a portion of strong share price gains from the past few years.

•Other notable stock detractors in the Portfolio were Pacira Biosciences, Atkore Inc. and Option Care Health.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $22,687	Russell 3000 Index $32,604	Russell 2000 Index $21,223
12/2014	$10,000	$10,000	$10,000
12/2015	$9,836	$10,048	$9,559
12/2016	$11,714	$11,327	$11,595
12/2017	$13,479	$13,721	$13,294
12/2018	$11,969	$13,002	$11,830
12/2019	$15,003	$17,035	$14,849
12/2020	$16,788	$20,593	$17,813
12/2021	$20,442	$25,877	$20,453
12/2022	$17,336	$20,907	$16,273
12/2023	$20,334	$26,334	$19,028
12/2024	$22,687	$32,604	$21,223

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Core Portfolio - Class E	11.57%	8.62%	8.54%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

AssetsNet	$ 372,882,182
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 3,103,315
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$372,882,182
# of Portfolio Investments	216
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$3,103,315

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	3.2
Consumer Staples	3.5
Utilities	3.5
Materials	3.7
Energy	7.2
Consumer Discretionary	9.3
Health Care	11.4
Information Technology	12.4
Financials	18.4
Industrials	23.4

Top Countries

Value	Value
Costa Rica	0.0Footnote Reference*
Bahamas	0.2
Israel	0.2
Switzerland	0.7
Canada	1.0
Puerto Rico	1.2
United Kingdom	2.3
United States	92.5
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Moog, Inc.	1.5
Wintrust Financial Corp.	1.3
Arcosa, Inc.	1.3
Knife River Corp.	1.2
Talen Energy Corp.	1.2
U.S. Cellular Corp.	1.2
Federal Agricultural Mortgage Corp.	1.2
Vontier Corp.	1.2
Pinnacle Financial Partners, Inc.	1.1
TTM Technologies, Inc.	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017784
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.88%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Russell 2000 Growth Index during 2024. Although higher quality and below median beta cohorts were the clear winners during the first half of the year, essentially the inverse was true during the second half. Pairwise correlations remained relatively low during the first half of the year but subsequently increased during the second half, putting pressure on active managers in 2024. Both sector allocation and stock selection effects added to performance versus the benchmark for the year.

Top Contributors:

•Health Care provided the most relative return due to an underweight to the sector versus the benchmark index along with strong security selection. From an industry standpoint, security selection was particularly strong within Pharmaceuticals, Life Sciences Tools & Services, Biotech and Equipment & Supplies. Vericel, Insmed, Verona Pharma, PROCEPT BioRobotics, Glaukos and Radnet were the top contributors within the Health Care sector overall.

•Consumer Discretionary provided the second most relative return due to strong security selection. Automobile Components and Specialty Retail were the top two contributing industries within the sector. Top individual contributors consisted of Texas Roadhouse, Modine Manufacturing, Dorman Products, Boot Barn Holdings and Warby Parker within the sector.

Top Detractors:

•Information Technology detracted the most from relative performance mostly due to two specific names in the benchmark that we did not own during the first half of the year: Super Micro Computer and MicroStrategy. These names had an outsized and unprecedented impact on relative return during the period.

•The Industrials sector also detracted from relative return due to lagging security selection, partially offset by an overweight versus the benchmark sector. From an industry standpoint, Aerospace & Defense, Trading Companies & Distributors and Machinery were the largest detractors from relative performance. Rocket Lab USA, Hexcel, AAR, SiteOne Landscape Supply, Montrose Environmental Group and Albany International were the largest individual detractors overall within the sector.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $25,633	Russell 3000 Index $32,604	Russell 2000 Growth Index $21,772
12/2014	$10,000	$10,000	$10,000
12/2015	$10,173	$10,048	$9,862
12/2016	$10,805	$11,327	$10,978
12/2017	$13,727	$13,721	$13,411
12/2018	$13,802	$13,002	$12,163
12/2019	$17,512	$17,035	$15,628
12/2020	$23,527	$20,593	$21,040
12/2021	$25,880	$25,877	$21,636
12/2022	$19,938	$20,907	$15,933
12/2023	$22,312	$26,334	$18,906
12/2024	$25,633	$32,604	$21,772

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Growth Portfolio - Class A	14.88%	7.92%	9.87%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

AssetsNet	$ 342,789,312
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,932,151
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$342,789,312
# of Portfolio Investments	106
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,932,151

Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	0.9
Materials	1.0
Consumer Staples	3.4
Energy	5.0
Financials	9.3
Consumer Discretionary	11.6
Information Technology	21.0
Industrials	22.3
Health Care	22.9

Top Countries

Value	Value
Costa Rica	0.1
Canada	0.7
Bahamas	0.7
Israel	1.0
Puerto Rico	1.1
United Kingdom	1.9
United States	91.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Vertex, Inc.	2.0
Intapp, Inc.	2.0
MACOM Technology Solutions Holdings, Inc.	1.8
Casella Waste Systems, Inc.	1.7
PJT Partners, Inc.	1.7
Merit Medical Systems, Inc.	1.6
Kratos Defense & Security Solutions, Inc.	1.6
Agilysys, Inc.	1.6
Construction Partners, Inc.	1.6
Sterling Infrastructure, Inc.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017785
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$121	1.13%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Russell 2000 Growth Index during 2024. Although higher quality and below median beta cohorts were the clear winners during the first half of the year, essentially the inverse was true during the second half. Pairwise correlations remained relatively low during the first half of the year but subsequently increased during the second half, putting pressure on active managers in 2024. Both sector allocation and stock selection effects added to performance versus the benchmark for the year.

Top Contributors:

•Health Care provided the most relative return due to an underweight to the sector versus the benchmark index along with strong security selection. From an industry standpoint, security selection was particularly strong within Pharmaceuticals, Life Sciences Tools & Services, Biotech and Equipment & Supplies. Vericel, Insmed, Verona Pharma, PROCEPT BioRobotics, Glaukos and Radnet were the top contributors within the Health Care sector overall.

•Consumer Discretionary provided the second most relative return due to strong security selection. Automobile Components and Specialty Retail were the top two contributing industries within the sector. Top individual contributors consisted of Texas Roadhouse, Modine Manufacturing, Dorman Products, Boot Barn Holdings and Warby Parker within the sector.

Top Detractors:

•Information Technology detracted the most from relative performance mostly due to two specific names in the benchmark that we did not own during the first half of the year: Super Micro Computer and MicroStrategy. These names had an outsized and unprecedented impact on relative return during the period.

•The Industrials sector also detracted from relative return due to lagging security selection, partially offset by an overweight versus the benchmark sector. From an industry standpoint, Aerospace & Defense, Trading Companies & Distributors and Machinery were the largest detractors from relative performance. Rocket Lab USA, Hexcel, AAR, SiteOne Landscape Supply, Montrose Environmental Group and Albany International were the largest individual detractors overall within the sector.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $25,002	Russell 3000 Index $32,604	Russell 2000 Growth Index $21,772
12/2014	$10,000	$10,000	$10,000
12/2015	$10,143	$10,048	$9,862
12/2016	$10,756	$11,327	$10,978
12/2017	$13,626	$13,721	$13,411
12/2018	$13,664	$13,002	$12,163
12/2019	$17,287	$17,035	$15,628
12/2020	$23,171	$20,593	$21,040
12/2021	$25,428	$25,877	$21,636
12/2022	$19,555	$20,907	$15,933
12/2023	$21,812	$26,334	$18,906
12/2024	$25,002	$32,604	$21,772

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Growth Portfolio - Class B	14.63%	7.66%	9.60%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

AssetsNet	$ 342,789,312
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,932,151
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$342,789,312
# of Portfolio Investments	106
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,932,151

Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	0.9
Materials	1.0
Consumer Staples	3.4
Energy	5.0
Financials	9.3
Consumer Discretionary	11.6
Information Technology	21.0
Industrials	22.3
Health Care	22.9

Top Countries

Value	Value
Costa Rica	0.1
Canada	0.7
Bahamas	0.7
Israel	1.0
Puerto Rico	1.1
United Kingdom	1.9
United States	91.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Vertex, Inc.	2.0
Intapp, Inc.	2.0
MACOM Technology Solutions Holdings, Inc.	1.8
Casella Waste Systems, Inc.	1.7
PJT Partners, Inc.	1.7
Merit Medical Systems, Inc.	1.6
Kratos Defense & Security Solutions, Inc.	1.6
Agilysys, Inc.	1.6
Construction Partners, Inc.	1.6
Sterling Infrastructure, Inc.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017786
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$111	1.03%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed the Russell 2000 Growth Index during 2024. Although higher quality and below median beta cohorts were the clear winners during the first half of the year, essentially the inverse was true during the second half. Pairwise correlations remained relatively low during the first half of the year but subsequently increased during the second half, putting pressure on active managers in 2024. Both sector allocation and stock selection effects added to performance versus the benchmark for the year.

Top Contributors:

•Health Care provided the most relative return due to an underweight to the sector versus the benchmark index along with strong security selection. From an industry standpoint, security selection was particularly strong within Pharmaceuticals, Life Sciences Tools & Services, Biotech and Equipment & Supplies. Vericel, Insmed, Verona Pharma, PROCEPT BioRobotics, Glaukos and Radnet were the top contributors within the Health Care sector overall.

•Consumer Discretionary provided the second most relative return due to strong security selection. Automobile Components and Specialty Retail were the top two contributing industries within the sector. Top individual contributors consisted of Texas Roadhouse, Modine Manufacturing, Dorman Products, Boot Barn Holdings and Warby Parker within the sector.

Top Detractors:

•Information Technology detracted the most from relative performance mostly due to two specific names in the benchmark that we did not own during the first half of the year: Super Micro Computer and MicroStrategy. These names had an outsized and unprecedented impact on relative return during the period.

•The Industrials sector also detracted from relative return due to lagging security selection, partially offset by an overweight versus the benchmark sector. From an industry standpoint, Aerospace & Defense, Trading Companies & Distributors and Machinery were the largest detractors from relative performance. Rocket Lab USA, Hexcel, AAR, SiteOne Landscape Supply, Montrose Environmental Group and Albany International were the largest individual detractors overall within the sector.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $25,263	Russell 3000 Index $32,604	Russell 2000 Growth Index $21,772
12/2014	$10,000	$10,000	$10,000
12/2015	$10,155	$10,048	$9,862
12/2016	$10,780	$11,327	$10,978
12/2017	$13,662	$13,721	$13,411
12/2018	$13,720	$13,002	$12,163
12/2019	$17,380	$17,035	$15,628
12/2020	$23,316	$20,593	$21,040
12/2021	$25,615	$25,877	$21,636
12/2022	$19,707	$20,907	$15,933
12/2023	$22,016	$26,334	$18,906
12/2024	$25,263	$32,604	$21,772

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Loomis Sayles Small Cap Growth Portfolio - Class E	14.75%	7.77%	9.71%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Growth Index	15.15%	6.86%	8.09%

AssetsNet	$ 342,789,312
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 2,932,151
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$342,789,312
# of Portfolio Investments	106
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$2,932,151

Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	0.9
Materials	1.0
Consumer Staples	3.4
Energy	5.0
Financials	9.3
Consumer Discretionary	11.6
Information Technology	21.0
Industrials	22.3
Health Care	22.9

Top Countries

Value	Value
Costa Rica	0.1
Canada	0.7
Bahamas	0.7
Israel	1.0
Puerto Rico	1.1
United Kingdom	1.9
United States	91.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Vertex, Inc.	2.0
Intapp, Inc.	2.0
MACOM Technology Solutions Holdings, Inc.	1.8
Casella Waste Systems, Inc.	1.7
PJT Partners, Inc.	1.7
Merit Medical Systems, Inc.	1.6
Kratos Defense & Security Solutions, Inc.	1.6
Agilysys, Inc.	1.6
Construction Partners, Inc.	1.6
Sterling Infrastructure, Inc.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017796
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.28%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.28%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The U.S. Fixed Income market was volatile as investors tried to anticipate the end of the Federal Reserve’s (“the Fed”) monetary tightening policy. Strong consumer spending, elevated housing and energy costs, coupled with relatively strong wage growth kept inflation stubbornly high for much of 2024. GDP accelerated throughout the year, driving 2024 annual GDP to 2.7% as the labor market and consumer spending weakened slightly, but remained resilient. The U.S. inflation rate increased to 2.7% by year-end as elevated housing and energy prices kept current inflation above the Fed’s long-term goal of 2.0%. The Fed cut rates by 25bps at both the November and December meetings to bring the target range to 4.25% - 4.50% by year-end. The Committee stated that the risks to achieving its employment and inflation goals are roughly in balance. U.S. Treasury rates decreased the first nine months of the year as the market anticipated the Fed to cut interest rates. At the end of Q3, the 2-year rate decreased 60 basis points while the 10-year rate decreased 6 basis points. Once the Fed began easing rates in September, the market began discounting future rate hikes and rates increased into year-end. By the end of 2024, Treasury rates reversed course and widened. The 2-year rate was unchanged on the year at 4.25%. The 10-year rate ended the year 72 bps wider at 4.58% and the 30-year also widened 77 bps to 4.78%. The Treasury curve normalized as the difference between 2-year and 10-year widened 72 bps to positive 0.33%.

Top Contributors:

•The best performing sectors were Asset-Backed Securities ("ABS") and Commercial Mortgage-Backed Securities ("CMBS"). Both sectors benefited from a decrease in risk premium, but the ABS sector also outperformed due to its shorter duration.

•Performance was also aided by a decrease in option adjusted spreads. Spreads tightened the most in CMBS but also tightened in the ABS, Corporate and Mortgage-Backed Securities

Top Detractors:

•Treasury was the worst performing sector as rates increased near the end of the year.

•Option adjusted spreads widened specifically in the Government-Related sector.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $11,143	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,025	$10,055
12/2016	$10,261	$10,321
12/2017	$10,595	$10,687
12/2018	$10,577	$10,688
12/2019	$11,490	$11,620
12/2020	$12,319	$12,492
12/2021	$12,081	$12,299
12/2022	$10,500	$10,699
12/2023	$11,045	$11,291
12/2024	$11,143	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Aggregate Bond Index Portfolio - Class A	0.89%	(0.61%)	1.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 3,731,777,502
Holdings Count | Holding	1,619
Advisory Fees Paid, Amount	$ 5,060,228
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,731,777,502
# of Portfolio Investments	1,619
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$5,060,228

Holdings [Text Block]

Asset Allocation

Value	Value
Short-Term Investments	0.4
Municipals	0.4
Asset-Backed Securities	0.4
Mortgage-Backed Securities	0.8
Foreign Government	1.5
Corporate Bonds & Notes	25.5
U.S. Treasury & Government Agencies	70.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	35.1
Federal National Mortgage Association	11.2
U.S. Treasury Bonds	8.8
Federal Home Loan Mortgage Corp.	8.2
Government National Mortgage Association	5.9
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.5
Goldman Sachs Group, Inc.	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017797
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The U.S. Fixed Income market was volatile as investors tried to anticipate the end of the Federal Reserve’s (“the Fed”) monetary tightening policy. Strong consumer spending, elevated housing and energy costs, coupled with relatively strong wage growth kept inflation stubbornly high for much of 2024. GDP accelerated throughout the year, driving 2024 annual GDP to 2.7% as the labor market and consumer spending weakened slightly, but remained resilient. The U.S. inflation rate increased to 2.7% by year-end as elevated housing and energy prices kept current inflation above the Fed’s long-term goal of 2.0%. The Fed cut rates by 25bps at both the November and December meetings to bring the target range to 4.25% - 4.50% by year-end. The Committee stated that the risks to achieving its employment and inflation goals are roughly in balance. U.S. Treasury rates decreased the first nine months of the year as the market anticipated the Fed to cut interest rates. At the end of Q3, the 2-year rate decreased 60 basis points while the 10-year rate decreased 6 basis points. Once the Fed began easing rates in September, the market began discounting future rate hikes and rates increased into year-end. By the end of 2024, Treasury rates reversed course and widened. The 2-year rate was unchanged on the year at 4.25%. The 10-year rate ended the year 72 bps wider at 4.58% and the 30-year also widened 77 bps to 4.78%. The Treasury curve normalized as the difference between 2-year and 10-year widened 72 bps to positive 0.33%.

Top Contributors:

•The best performing sectors were Asset-Backed Securities ("ABS") and Commercial Mortgage-Backed Securities ("CMBS"). Both sectors benefited from a decrease in risk premium, but the ABS sector also outperformed due to its shorter duration.

•Performance was also aided by a decrease in option adjusted spreads. Spreads tightened the most in CMBS but also tightened in the ABS, Corporate and Mortgage-Backed Securities

Top Detractors:

•Treasury was the worst performing sector as rates increased near the end of the year.

•Option adjusted spreads widened specifically in the Government-Related sector.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $10,885	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,009	$10,055
12/2016	$10,223	$10,321
12/2017	$10,526	$10,687
12/2018	$10,479	$10,688
12/2019	$11,352	$11,620
12/2020	$12,148	$12,492
12/2021	$11,879	$12,299
12/2022	$10,297	$10,699
12/2023	$10,815	$11,291
12/2024	$10,885	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Aggregate Bond Index Portfolio - Class B	0.64%	(0.84%)	0.85%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 3,731,777,502
Holdings Count | Holding	1,619
Advisory Fees Paid, Amount	$ 5,060,228
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,731,777,502
# of Portfolio Investments	1,619
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$5,060,228

Holdings [Text Block]

Asset Allocation

Value	Value
Short-Term Investments	0.4
Municipals	0.4
Asset-Backed Securities	0.4
Mortgage-Backed Securities	0.8
Foreign Government	1.5
Corporate Bonds & Notes	25.5
U.S. Treasury & Government Agencies	70.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	35.1
Federal National Mortgage Association	11.2
U.S. Treasury Bonds	8.8
Federal Home Loan Mortgage Corp.	8.2
Government National Mortgage Association	5.9
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.5
Goldman Sachs Group, Inc.	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017798
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$43	0.43%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The U.S. Fixed Income market was volatile as investors tried to anticipate the end of the Federal Reserve’s (“the Fed”) monetary tightening policy. Strong consumer spending, elevated housing and energy costs, coupled with relatively strong wage growth kept inflation stubbornly high for much of 2024. GDP accelerated throughout the year, driving 2024 annual GDP to 2.7% as the labor market and consumer spending weakened slightly, but remained resilient. The U.S. inflation rate increased to 2.7% by year-end as elevated housing and energy prices kept current inflation above the Fed’s long-term goal of 2.0%. The Fed cut rates by 25bps at both the November and December meetings to bring the target range to 4.25% - 4.50% by year-end. The Committee stated that the risks to achieving its employment and inflation goals are roughly in balance. U.S. Treasury rates decreased the first nine months of the year as the market anticipated the Fed to cut interest rates. At the end of Q3, the 2-year rate decreased 60 basis points while the 10-year rate decreased 6 basis points. Once the Fed began easing rates in September, the market began discounting future rate hikes and rates increased into year-end. By the end of 2024, Treasury rates reversed course and widened. The 2-year rate was unchanged on the year at 4.25%. The 10-year rate ended the year 72 bps wider at 4.58% and the 30-year also widened 77 bps to 4.78%. The Treasury curve normalized as the difference between 2-year and 10-year widened 72 bps to positive 0.33%.

Top Contributors:

•The best performing sectors were Asset-Backed Securities ("ABS") and Commercial Mortgage-Backed Securities ("CMBS"). Both sectors benefited from a decrease in risk premium, but the ABS sector also outperformed due to its shorter duration.

•Performance was also aided by a decrease in option adjusted spreads. Spreads tightened the most in CMBS but also tightened in the ABS, Corporate and Mortgage-Backed Securities

Top Detractors:

•Treasury was the worst performing sector as rates increased near the end of the year.

•Option adjusted spreads widened specifically in the Government-Related sector.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $10,982	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$10,019	$10,055
12/2016	$10,238	$10,321
12/2017	$10,557	$10,687
12/2018	$10,522	$10,688
12/2019	$11,407	$11,620
12/2020	$12,217	$12,492
12/2021	$11,962	$12,299
12/2022	$10,377	$10,699
12/2023	$10,901	$11,291
12/2024	$10,982	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Aggregate Bond Index Portfolio - Class E	0.74%	(0.76%)	0.94%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 3,731,777,502
Holdings Count | Holding	1,619
Advisory Fees Paid, Amount	$ 5,060,228
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,731,777,502
# of Portfolio Investments	1,619
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$5,060,228

Holdings [Text Block]

Asset Allocation

Value	Value
Short-Term Investments	0.4
Municipals	0.4
Asset-Backed Securities	0.4
Mortgage-Backed Securities	0.8
Foreign Government	1.5
Corporate Bonds & Notes	25.5
U.S. Treasury & Government Agencies	70.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	35.1
Federal National Mortgage Association	11.2
U.S. Treasury Bonds	8.8
Federal Home Loan Mortgage Corp.	8.2
Government National Mortgage Association	5.9
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.5
Goldman Sachs Group, Inc.	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075817
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$58	0.58%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The U.S. Fixed Income market was volatile as investors tried to anticipate the end of the Federal Reserve’s (“the Fed”) monetary tightening policy. Strong consumer spending, elevated housing and energy costs, coupled with relatively strong wage growth kept inflation stubbornly high for much of 2024. GDP accelerated throughout the year, driving 2024 annual GDP to 2.7% as the labor market and consumer spending weakened slightly, but remained resilient. The U.S. inflation rate increased to 2.7% by year-end as elevated housing and energy prices kept current inflation above the Fed’s long-term goal of 2.0%. The Fed cut rates by 25bps at both the November and December meetings to bring the target range to 4.25% - 4.50% by year-end. The Committee stated that the risks to achieving its employment and inflation goals are roughly in balance. U.S. Treasury rates decreased the first nine months of the year as the market anticipated the Fed to cut interest rates. At the end of Q3, the 2-year rate decreased 60 basis points while the 10-year rate decreased 6 basis points. Once the Fed began easing rates in September, the market began discounting future rate hikes and rates increased into year-end. By the end of 2024, Treasury rates reversed course and widened. The 2-year rate was unchanged on the year at 4.25%. The 10-year rate ended the year 72 bps wider at 4.58% and the 30-year also widened 77 bps to 4.78%. The Treasury curve normalized as the difference between 2-year and 10-year widened 72 bps to positive 0.33%.

Top Contributors:

•The best performing sectors were Asset-Backed Securities ("ABS") and Commercial Mortgage-Backed Securities ("CMBS"). Both sectors benefited from a decrease in risk premium, but the ABS sector also outperformed due to its shorter duration.

•Performance was also aided by a decrease in option adjusted spreads. Spreads tightened the most in CMBS but also tightened in the ABS, Corporate and Mortgage-Backed Securities

Top Detractors:

•Treasury was the worst performing sector as rates increased near the end of the year.

•Option adjusted spreads widened specifically in the Government-Related sector.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class G $10,821	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$9,994	$10,055
12/2016	$10,203	$10,321
12/2017	$10,503	$10,687
12/2018	$10,451	$10,688
12/2019	$11,323	$11,620
12/2020	$12,103	$12,492
12/2021	$11,829	$12,299
12/2022	$10,252	$10,699
12/2023	$10,755	$11,291
12/2024	$10,821	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Aggregate Bond Index Portfolio - Class G	0.61%	(0.90%)	0.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 3,731,777,502
Holdings Count | Holding	1,619
Advisory Fees Paid, Amount	$ 5,060,228
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,731,777,502
# of Portfolio Investments	1,619
Portfolio Turnover Rate	20%
Total Advisory Fees Paid	$5,060,228

Holdings [Text Block]

Asset Allocation

Value	Value
Short-Term Investments	0.4
Municipals	0.4
Asset-Backed Securities	0.4
Mortgage-Backed Securities	0.8
Foreign Government	1.5
Corporate Bonds & Notes	25.5
U.S. Treasury & Government Agencies	70.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	35.1
Federal National Mortgage Association	11.2
U.S. Treasury Bonds	8.8
Federal Home Loan Mortgage Corp.	8.2
Government National Mortgage Association	5.9
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
JPMorgan Chase & Co.	0.6
Bank of America Corp.	0.5
Citigroup, Inc.	0.5
Goldman Sachs Group, Inc.	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017811
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence will transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. During the year, the Federal Open Market Committee (“FOMC”) met eight times and decided to lower the target range for the Federal Funds Rate by 100 basis points from 5.25% - 5.50% to 4.25% - 4.50%. The FOMC stated that economic activity had been expanding at a solid pace, and inflation had made further progress toward the Committee’s 2 percent objective but remained elevated. The Committee seeks to achieve maximum employment and inflation at the rate of 2 percent over the long run.

Top Contributors:

•The best-performing sectors in the S&P Midcap 400 Index were Utilities, Financials, and Information Technology.

•The stocks with the largest positive impact on the S&P Midcap 400 Index return for the year were Super Micro Computer, Texas Pacific Land, and Vistra.

Top Detractors:

•The worst-performing sector and the only sector with a negative return in the S&P Midcap 400 Index was Materials.

•The stocks with the largest negative impact to the S&P Midcap 400 Index return for the year were Flagstar Financial, Cleveland-Cliffs, and Five Below.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $24,577	Russell 3000 Index $32,604	S&P MidCap 400 Index $25,196
12/2014	$10,000	$10,000	$10,000
12/2015	$9,765	$10,048	$9,782
12/2016	$11,760	$11,327	$11,811
12/2017	$13,636	$13,721	$13,730
12/2018	$12,094	$13,002	$12,208
12/2019	$15,232	$17,035	$15,407
12/2020	$17,273	$20,593	$17,511
12/2021	$21,487	$25,877	$21,847
12/2022	$18,638	$20,907	$18,993
12/2023	$21,636	$26,334	$22,115
12/2024	$24,577	$32,604	$25,196

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Mid Cap Stock Index Portfolio - Class A	13.59%	10.04%	9.41%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

AssetsNet	$ 1,252,526,713
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 2,649,898
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,252,526,713
# of Portfolio Investments	434
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$2,649,898

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Consumer Staples	4.3
Energy	4.4
Materials	6.1
Real Estate	6.6
Health Care	8.9
Information Technology	10.1
Consumer Discretionary	13.6
Financials	20.2
Industrials	20.4

Top Countries

Value	Value
Japan	0.1
Argentina	0.2
Sweden	0.2
Thailand	0.3
Bermuda	0.4
Canada	0.5
United States	96.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.9
Williams-Sonoma, Inc.	0.8
Illumina, Inc.	0.7
Expand Energy Corp.	0.7
EMCOR Group, Inc.	0.7
Interactive Brokers Group, Inc.	0.6
Pure Storage, Inc.	0.6
DocuSign, Inc.	0.6
Burlington Stores, Inc.	0.6
Carlisle Cos., Inc.	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017812
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence will transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. During the year, the Federal Open Market Committee (“FOMC”) met eight times and decided to lower the target range for the Federal Funds Rate by 100 basis points from 5.25% - 5.50% to 4.25% - 4.50%. The FOMC stated that economic activity had been expanding at a solid pace, and inflation had made further progress toward the Committee’s 2 percent objective but remained elevated. The Committee seeks to achieve maximum employment and inflation at the rate of 2 percent over the long run.

Top Contributors:

•The best-performing sectors in the S&P Midcap 400 Index were Utilities, Financials, and Information Technology.

•The stocks with the largest positive impact on the S&P Midcap 400 Index return for the year were Super Micro Computer, Texas Pacific Land, and Vistra.

Top Detractors:

•The worst-performing sector and the only sector with a negative return in the S&P Midcap 400 Index was Materials.

•The stocks with the largest negative impact to the S&P Midcap 400 Index return for the year were Flagstar Financial, Cleveland-Cliffs, and Five Below.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $23,972	Russell 3000 Index $32,604	S&P MidCap 400 Index $25,196
12/2014	$10,000	$10,000	$10,000
12/2015	$9,738	$10,048	$9,782
12/2016	$11,699	$11,327	$11,811
12/2017	$13,527	$13,721	$13,730
12/2018	$11,970	$13,002	$12,208
12/2019	$15,031	$17,035	$15,407
12/2020	$17,008	$20,593	$17,511
12/2021	$21,101	$25,877	$21,847
12/2022	$18,266	$20,907	$18,993
12/2023	$21,146	$26,334	$22,115
12/2024	$23,972	$32,604	$25,196

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Mid Cap Stock Index Portfolio - Class B	13.37%	9.79%	9.14%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

AssetsNet	$ 1,252,526,713
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 2,649,898
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,252,526,713
# of Portfolio Investments	434
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$2,649,898

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Consumer Staples	4.3
Energy	4.4
Materials	6.1
Real Estate	6.6
Health Care	8.9
Information Technology	10.1
Consumer Discretionary	13.6
Financials	20.2
Industrials	20.4

Top Countries

Value	Value
Japan	0.1
Argentina	0.2
Sweden	0.2
Thailand	0.3
Bermuda	0.4
Canada	0.5
United States	96.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.9
Williams-Sonoma, Inc.	0.8
Illumina, Inc.	0.7
Expand Energy Corp.	0.7
EMCOR Group, Inc.	0.7
Interactive Brokers Group, Inc.	0.6
Pure Storage, Inc.	0.6
DocuSign, Inc.	0.6
Burlington Stores, Inc.	0.6
Carlisle Cos., Inc.	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017813
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$48	0.45%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence will transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. During the year, the Federal Open Market Committee (“FOMC”) met eight times and decided to lower the target range for the Federal Funds Rate by 100 basis points from 5.25% - 5.50% to 4.25% - 4.50%. The FOMC stated that economic activity had been expanding at a solid pace, and inflation had made further progress toward the Committee’s 2 percent objective but remained elevated. The Committee seeks to achieve maximum employment and inflation at the rate of 2 percent over the long run.

Top Contributors:

•The best-performing sectors in the S&P Midcap 400 Index were Utilities, Financials, and Information Technology.

•The stocks with the largest positive impact on the S&P Midcap 400 Index return for the year were Super Micro Computer, Texas Pacific Land, and Vistra.

Top Detractors:

•The worst-performing sector and the only sector with a negative return in the S&P Midcap 400 Index was Materials.

•The stocks with the largest negative impact to the S&P Midcap 400 Index return for the year were Flagstar Financial, Cleveland-Cliffs, and Five Below.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $24,198	Russell 3000 Index $32,604	S&P MidCap 400 Index $25,196
12/2014	$10,000	$10,000	$10,000
12/2015	$9,742	$10,048	$9,782
12/2016	$11,716	$11,327	$11,811
12/2017	$13,567	$13,721	$13,730
12/2018	$12,014	$13,002	$12,208
12/2019	$15,111	$17,035	$15,407
12/2020	$17,108	$20,593	$17,511
12/2021	$21,254	$25,877	$21,847
12/2022	$18,405	$20,907	$18,993
12/2023	$21,333	$26,334	$22,115
12/2024	$24,198	$32,604	$25,196

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Mid Cap Stock Index Portfolio - Class E	13.43%	9.87%	9.24%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

AssetsNet	$ 1,252,526,713
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 2,649,898
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,252,526,713
# of Portfolio Investments	434
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$2,649,898

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Consumer Staples	4.3
Energy	4.4
Materials	6.1
Real Estate	6.6
Health Care	8.9
Information Technology	10.1
Consumer Discretionary	13.6
Financials	20.2
Industrials	20.4

Top Countries

Value	Value
Japan	0.1
Argentina	0.2
Sweden	0.2
Thailand	0.3
Bermuda	0.4
Canada	0.5
United States	96.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.9
Williams-Sonoma, Inc.	0.8
Illumina, Inc.	0.7
Expand Energy Corp.	0.7
EMCOR Group, Inc.	0.7
Interactive Brokers Group, Inc.	0.6
Pure Storage, Inc.	0.6
DocuSign, Inc.	0.6
Burlington Stores, Inc.	0.6
Carlisle Cos., Inc.	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075818
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$64	0.60%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence will transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. During the year, the Federal Open Market Committee (“FOMC”) met eight times and decided to lower the target range for the Federal Funds Rate by 100 basis points from 5.25% - 5.50% to 4.25% - 4.50%. The FOMC stated that economic activity had been expanding at a solid pace, and inflation had made further progress toward the Committee’s 2 percent objective but remained elevated. The Committee seeks to achieve maximum employment and inflation at the rate of 2 percent over the long run.

Top Contributors:

•The best-performing sectors in the S&P Midcap 400 Index were Utilities, Financials, and Information Technology.

•The stocks with the largest positive impact on the S&P Midcap 400 Index return for the year were Super Micro Computer, Texas Pacific Land, and Vistra.

Top Detractors:

•The worst-performing sector and the only sector with a negative return in the S&P Midcap 400 Index was Materials.

•The stocks with the largest negative impact to the S&P Midcap 400 Index return for the year were Flagstar Financial, Cleveland-Cliffs, and Five Below.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class G $23,852	Russell 3000 Index $32,604	S&P MidCap 400 Index $25,196
12/2014	$10,000	$10,000	$10,000
12/2015	$9,732	$10,048	$9,782
12/2016	$11,687	$11,327	$11,811
12/2017	$13,510	$13,721	$13,730
12/2018	$11,948	$13,002	$12,208
12/2019	$14,999	$17,035	$15,407
12/2020	$16,959	$20,593	$17,511
12/2021	$21,031	$25,877	$21,847
12/2022	$18,191	$20,907	$18,993
12/2023	$21,057	$26,334	$22,115
12/2024	$23,852	$32,604	$25,196

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Mid Cap Stock Index Portfolio - Class G	13.28%	9.72%	9.08%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P MidCap 400 Index	13.93%	10.34%	9.68%

AssetsNet	$ 1,252,526,713
Holdings Count | Holding	434
Advisory Fees Paid, Amount	$ 2,649,898
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,252,526,713
# of Portfolio Investments	434
Portfolio Turnover Rate	38%
Total Advisory Fees Paid	$2,649,898

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.5
Consumer Staples	4.3
Energy	4.4
Materials	6.1
Real Estate	6.6
Health Care	8.9
Information Technology	10.1
Consumer Discretionary	13.6
Financials	20.2
Industrials	20.4

Top Countries

Value	Value
Japan	0.1
Argentina	0.2
Sweden	0.2
Thailand	0.3
Bermuda	0.4
Canada	0.5
United States	96.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	2.9
Williams-Sonoma, Inc.	0.8
Illumina, Inc.	0.7
Expand Energy Corp.	0.7
EMCOR Group, Inc.	0.7
Interactive Brokers Group, Inc.	0.6
Pure Storage, Inc.	0.6
DocuSign, Inc.	0.6
Burlington Stores, Inc.	0.6
Carlisle Cos., Inc.	0.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017827
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence will transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. The U.S. dollar strengthened during the year, which negatively impacted the U.S. investors’ MSCI EAFE Index return versus the local currency return by approximately 7.46%.

Top Contributors:

•The best-performing countries in the MSCI EAFE Index for the year were Israel, Singapore, and Austria.

•The stocks with the largest positive impact on the MSCI EAFE Index return for the year were Hitachi (Japan), SAP (Germany), and HSBC Holdings (United Kingdom).

Top Detractors:

•The worst-performing countries in the MSCI EAFE Index for the year were Portugal, Denmark, and Finland.

•The stocks with the largest negative impact on the MSCI EAFE Index return for the year were Nestle (Switzerland), BHP Group (Australia), and Novo Nordisk (Denmark).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $16,353	MSCI EAFE Index $16,598
12/2014	$10,000	$10,000
12/2015	$9,891	$9,919
12/2016	$10,023	$10,018
12/2017	$12,519	$12,526
12/2018	$10,778	$10,798
12/2019	$13,142	$13,176
12/2020	$14,173	$14,205
12/2021	$15,693	$15,805
12/2022	$13,421	$13,521
12/2023	$15,828	$15,987
12/2024	$16,353	$16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife MSCI EAFE® Index Portfolio - Class A	3.32%	4.47%	5.04%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,426,432,414
Holdings Count | Holding	742
Advisory Fees Paid, Amount	$ 2,977,712
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,426,432,414
# of Portfolio Investments	742
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,977,712

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.1
Energy	3.4
Communication Services	4.6
Materials	5.8
Consumer Staples	7.9
Information Technology	8.3
Consumer Discretionary	10.6
Health Care	11.8
Industrials	16.8
Financials	23.8

Top 10 Countries

Value	Value
Denmark	2.7
Sweden	3.0
Netherlands	4.0
Switzerland	5.9
Australia	7.0
Germany	8.7
France	8.8
United Kingdom	10.7
United States	11.7
Japan	21.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares MSCI EAFE ETF	3.0
ASML Holding NV	1.7
Novo Nordisk AS	1.6
SAP SE	1.5
Nestle SA	1.3
Roche Holding AG	1.2
Toyota Motor Corp.	1.2
AstraZeneca PLC	1.2
Shell PLC	1.1
Novartis AG	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017828
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$63	0.62%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence will transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. The U.S. dollar strengthened during the year, which negatively impacted the U.S. investors’ MSCI EAFE Index return versus the local currency return by approximately 7.46%.

Top Contributors:

•The best-performing countries in the MSCI EAFE Index for the year were Israel, Singapore, and Austria.

•The stocks with the largest positive impact on the MSCI EAFE Index return for the year were Hitachi (Japan), SAP (Germany), and HSBC Holdings (United Kingdom).

Top Detractors:

•The worst-performing countries in the MSCI EAFE Index for the year were Portugal, Denmark, and Finland.

•The stocks with the largest negative impact on the MSCI EAFE Index return for the year were Nestle (Switzerland), BHP Group (Australia), and Novo Nordisk (Denmark).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $15,949	MSCI EAFE Index $16,598
12/2014	$10,000	$10,000
12/2015	$9,872	$9,919
12/2016	$9,971	$10,018
12/2017	$12,424	$12,526
12/2018	$10,675	$10,798
12/2019	$12,975	$13,176
12/2020	$13,958	$14,205
12/2021	$15,421	$15,805
12/2022	$13,163	$13,521
12/2023	$15,484	$15,987
12/2024	$15,949	$16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife MSCI EAFE® Index Portfolio - Class B	3.00%	4.21%	4.78%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,426,432,414
Holdings Count | Holding	742
Advisory Fees Paid, Amount	$ 2,977,712
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,426,432,414
# of Portfolio Investments	742
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,977,712

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.1
Energy	3.4
Communication Services	4.6
Materials	5.8
Consumer Staples	7.9
Information Technology	8.3
Consumer Discretionary	10.6
Health Care	11.8
Industrials	16.8
Financials	23.8

Top 10 Countries

Value	Value
Denmark	2.7
Sweden	3.0
Netherlands	4.0
Switzerland	5.9
Australia	7.0
Germany	8.7
France	8.8
United Kingdom	10.7
United States	11.7
Japan	21.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares MSCI EAFE ETF	3.0
ASML Holding NV	1.7
Novo Nordisk AS	1.6
SAP SE	1.5
Nestle SA	1.3
Roche Holding AG	1.2
Toyota Motor Corp.	1.2
AstraZeneca PLC	1.2
Shell PLC	1.1
Novartis AG	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017829
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence will transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. The U.S. dollar strengthened during the year, which negatively impacted the U.S. investors’ MSCI EAFE Index return versus the local currency return by approximately 7.46%.

Top Contributors:

•The best-performing countries in the MSCI EAFE Index for the year were Israel, Singapore, and Austria.

•The stocks with the largest positive impact on the MSCI EAFE Index return for the year were Hitachi (Japan), SAP (Germany), and HSBC Holdings (United Kingdom).

Top Detractors:

•The worst-performing countries in the MSCI EAFE Index for the year were Portugal, Denmark, and Finland.

•The stocks with the largest negative impact on the MSCI EAFE Index return for the year were Nestle (Switzerland), BHP Group (Australia), and Novo Nordisk (Denmark).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $16,115	MSCI EAFE Index $16,598
12/2014	$10,000	$10,000
12/2015	$9,882	$9,919
12/2016	$9,989	$10,018
12/2017	$12,464	$12,526
12/2018	$10,712	$10,798
12/2019	$13,044	$13,176
12/2020	$14,050	$14,205
12/2021	$15,531	$15,805
12/2022	$13,263	$13,521
12/2023	$15,619	$15,987
12/2024	$16,115	$16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife MSCI EAFE® Index Portfolio - Class E	3.18%	4.32%	4.89%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,426,432,414
Holdings Count | Holding	742
Advisory Fees Paid, Amount	$ 2,977,712
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,426,432,414
# of Portfolio Investments	742
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,977,712

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.1
Energy	3.4
Communication Services	4.6
Materials	5.8
Consumer Staples	7.9
Information Technology	8.3
Consumer Discretionary	10.6
Health Care	11.8
Industrials	16.8
Financials	23.8

Top 10 Countries

Value	Value
Denmark	2.7
Sweden	3.0
Netherlands	4.0
Switzerland	5.9
Australia	7.0
Germany	8.7
France	8.8
United Kingdom	10.7
United States	11.7
Japan	21.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares MSCI EAFE ETF	3.0
ASML Holding NV	1.7
Novo Nordisk AS	1.6
SAP SE	1.5
Nestle SA	1.3
Roche Holding AG	1.2
Toyota Motor Corp.	1.2
AstraZeneca PLC	1.2
Shell PLC	1.1
Novartis AG	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075820
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence will transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. The U.S. dollar strengthened during the year, which negatively impacted the U.S. investors’ MSCI EAFE Index return versus the local currency return by approximately 7.46%.

Top Contributors:

•The best-performing countries in the MSCI EAFE Index for the year were Israel, Singapore, and Austria.

•The stocks with the largest positive impact on the MSCI EAFE Index return for the year were Hitachi (Japan), SAP (Germany), and HSBC Holdings (United Kingdom).

Top Detractors:

•The worst-performing countries in the MSCI EAFE Index for the year were Portugal, Denmark, and Finland.

•The stocks with the largest negative impact on the MSCI EAFE Index return for the year were Nestle (Switzerland), BHP Group (Australia), and Novo Nordisk (Denmark).

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class G $15,875	MSCI EAFE Index $16,598
12/2014	$10,000	$10,000
12/2015	$9,869	$9,919
12/2016	$9,965	$10,018
12/2017	$12,410	$12,526
12/2018	$10,658	$10,798
12/2019	$12,957	$13,176
12/2020	$13,931	$14,205
12/2021	$15,373	$15,805
12/2022	$13,119	$13,521
12/2023	$15,425	$15,987
12/2024	$15,875	$16,598

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife MSCI EAFE® Index Portfolio - Class G	2.92%	4.15%	4.73%
MSCI EAFE Index	3.82%	4.73%	5.20%

AssetsNet	$ 1,426,432,414
Holdings Count | Holding	742
Advisory Fees Paid, Amount	$ 2,977,712
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,426,432,414
# of Portfolio Investments	742
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$2,977,712

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	3.1
Energy	3.4
Communication Services	4.6
Materials	5.8
Consumer Staples	7.9
Information Technology	8.3
Consumer Discretionary	10.6
Health Care	11.8
Industrials	16.8
Financials	23.8

Top 10 Countries

Value	Value
Denmark	2.7
Sweden	3.0
Netherlands	4.0
Switzerland	5.9
Australia	7.0
Germany	8.7
France	8.8
United Kingdom	10.7
United States	11.7
Japan	21.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares MSCI EAFE ETF	3.0
ASML Holding NV	1.7
Novo Nordisk AS	1.6
SAP SE	1.5
Nestle SA	1.3
Roche Holding AG	1.2
Toyota Motor Corp.	1.2
AstraZeneca PLC	1.2
Shell PLC	1.1
Novartis AG	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017839
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence will transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. During the year, the Federal Open Market Committee (“FOMC”) met eight times and decided to lower the target range for the Federal Funds Rate by 100 basis points from 5.25% - 5.50% to 4.25% - 4.50%. The FOMC stated that economic activity had been expanding at a solid pace, and inflation had made further progress toward the Committee’s 2 percent objective but remained elevated. The Committee seeks to achieve maximum employment and inflation at the rate of 2 percent over the long run.

Top Contributors:

•The best-performing sectors in the Russell 2000 Index were Telecommunications, Technology, and Consumer Staples.

•The stocks with the largest positive impact on the Russell 2000 Index return for the year were FTAI Aviation, Super Micro Computer, and Sprouts Farmers Market.

Top Detractors:

•The worst-performing sector and the only sector with a negative return in the Russell 2000 Index was Energy.

•The stocks with the largest negative impact to the Russell 2000 Index return for the year were StoneCo, Atkore, and Cytokinetics.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $21,150	Russell 3000 Index $32,604	Russell 2000 Index $21,223
12/2014	$10,000	$10,000	$10,000
12/2015	$9,573	$10,048	$9,559
12/2016	$11,610	$11,327	$11,595
12/2017	$13,313	$13,721	$13,294
12/2018	$11,853	$13,002	$11,830
12/2019	$14,890	$17,035	$14,849
12/2020	$17,811	$20,593	$17,813
12/2021	$20,397	$25,877	$20,453
12/2022	$16,271	$20,907	$16,273
12/2023	$19,005	$26,334	$19,028
12/2024	$21,150	$32,604	$21,223

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Russell 2000® Index Portfolio - Class A	11.29%	7.27%	7.78%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

AssetsNet	$ 988,419,969
Holdings Count | Holding	1,815
Advisory Fees Paid, Amount	$ 2,182,244
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$988,419,969
# of Portfolio Investments	1,815
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$2,182,244

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.6
Consumer Staples	2.7
Materials	4.1
Energy	4.9
Real Estate	5.8
Consumer Discretionary	9.4
Information Technology	13.3
Health Care	15.6
Industrials	17.1
Financials	18.0

Top 10 Countries

Value	Value
Bermuda	0.1
Singapore	0.1
Brazil	0.1
Cameroon	0.2
Norway	0.2
Argentina	0.2
Puerto Rico	0.3
Thailand	0.3
Canada	0.5
United States	95.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	1.7
FTAI Aviation Ltd.	0.5
Sprouts Farmers Market, Inc.	0.5
Insmed, Inc.	0.4
Vaxcyte, Inc.	0.4
Credo Technology Group Holding Ltd.	0.3
Applied Industrial Technologies, Inc.	0.3
Rocket Lab USA, Inc.	0.3
Mueller Industries, Inc.	0.3
IonQ, Inc.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017840
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence will transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. During the year, the Federal Open Market Committee (“FOMC”) met eight times and decided to lower the target range for the Federal Funds Rate by 100 basis points from 5.25% - 5.50% to 4.25% - 4.50%. The FOMC stated that economic activity had been expanding at a solid pace, and inflation had made further progress toward the Committee’s 2 percent objective but remained elevated. The Committee seeks to achieve maximum employment and inflation at the rate of 2 percent over the long run.

Top Contributors:

•The best-performing sectors in the Russell 2000 Index were Telecommunications, Technology, and Consumer Staples.

•The stocks with the largest positive impact on the Russell 2000 Index return for the year were FTAI Aviation, Super Micro Computer, and Sprouts Farmers Market.

Top Detractors:

•The worst-performing sector and the only sector with a negative return in the Russell 2000 Index was Energy.

•The stocks with the largest negative impact to the Russell 2000 Index return for the year were StoneCo, Atkore, and Cytokinetics.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $20,631	Russell 3000 Index $32,604	Russell 2000 Index $21,223
12/2014	$10,000	$10,000	$10,000
12/2015	$9,551	$10,048	$9,559
12/2016	$11,553	$11,327	$11,595
12/2017	$13,215	$13,721	$13,294
12/2018	$11,738	$13,002	$11,830
12/2019	$14,708	$17,035	$14,849
12/2020	$17,554	$20,593	$17,813
12/2021	$20,051	$25,877	$20,453
12/2022	$15,953	$20,907	$16,273
12/2023	$18,587	$26,334	$19,028
12/2024	$20,631	$32,604	$21,223

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Russell 2000® Index Portfolio - Class B	11.00%	7.00%	7.51%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

AssetsNet	$ 988,419,969
Holdings Count | Holding	1,815
Advisory Fees Paid, Amount	$ 2,182,244
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$988,419,969
# of Portfolio Investments	1,815
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$2,182,244

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.6
Consumer Staples	2.7
Materials	4.1
Energy	4.9
Real Estate	5.8
Consumer Discretionary	9.4
Information Technology	13.3
Health Care	15.6
Industrials	17.1
Financials	18.0

Top 10 Countries

Value	Value
Bermuda	0.1
Singapore	0.1
Brazil	0.1
Cameroon	0.2
Norway	0.2
Argentina	0.2
Puerto Rico	0.3
Thailand	0.3
Canada	0.5
United States	95.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	1.7
FTAI Aviation Ltd.	0.5
Sprouts Farmers Market, Inc.	0.5
Insmed, Inc.	0.4
Vaxcyte, Inc.	0.4
Credo Technology Group Holding Ltd.	0.3
Applied Industrial Technologies, Inc.	0.3
Rocket Lab USA, Inc.	0.3
Mueller Industries, Inc.	0.3
IonQ, Inc.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017841
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence will transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. During the year, the Federal Open Market Committee (“FOMC”) met eight times and decided to lower the target range for the Federal Funds Rate by 100 basis points from 5.25% - 5.50% to 4.25% - 4.50%. The FOMC stated that economic activity had been expanding at a solid pace, and inflation had made further progress toward the Committee’s 2 percent objective but remained elevated. The Committee seeks to achieve maximum employment and inflation at the rate of 2 percent over the long run.

Top Contributors:

•The best-performing sectors in the Russell 2000 Index were Telecommunications, Technology, and Consumer Staples.

•The stocks with the largest positive impact on the Russell 2000 Index return for the year were FTAI Aviation, Super Micro Computer, and Sprouts Farmers Market.

Top Detractors:

•The worst-performing sector and the only sector with a negative return in the Russell 2000 Index was Energy.

•The stocks with the largest negative impact to the Russell 2000 Index return for the year were StoneCo, Atkore, and Cytokinetics.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $20,825	Russell 3000 Index $32,604	Russell 2000 Index $21,223
12/2014	$10,000	$10,000	$10,000
12/2015	$9,561	$10,048	$9,559
12/2016	$11,577	$11,327	$11,595
12/2017	$13,255	$13,721	$13,294
12/2018	$11,787	$13,002	$11,830
12/2019	$14,781	$17,035	$14,849
12/2020	$17,655	$20,593	$17,813
12/2021	$20,182	$25,877	$20,453
12/2022	$16,079	$20,907	$16,273
12/2023	$18,756	$26,334	$19,028
12/2024	$20,825	$32,604	$21,223

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Russell 2000® Index Portfolio - Class E	11.03%	7.10%	7.61%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

AssetsNet	$ 988,419,969
Holdings Count | Holding	1,815
Advisory Fees Paid, Amount	$ 2,182,244
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$988,419,969
# of Portfolio Investments	1,815
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$2,182,244

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.6
Consumer Staples	2.7
Materials	4.1
Energy	4.9
Real Estate	5.8
Consumer Discretionary	9.4
Information Technology	13.3
Health Care	15.6
Industrials	17.1
Financials	18.0

Top 10 Countries

Value	Value
Bermuda	0.1
Singapore	0.1
Brazil	0.1
Cameroon	0.2
Norway	0.2
Argentina	0.2
Puerto Rico	0.3
Thailand	0.3
Canada	0.5
United States	95.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	1.7
FTAI Aviation Ltd.	0.5
Sprouts Farmers Market, Inc.	0.5
Insmed, Inc.	0.4
Vaxcyte, Inc.	0.4
Credo Technology Group Holding Ltd.	0.3
Applied Industrial Technologies, Inc.	0.3
Rocket Lab USA, Inc.	0.3
Mueller Industries, Inc.	0.3
IonQ, Inc.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075821
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence will transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. During the year, the Federal Open Market Committee (“FOMC”) met eight times and decided to lower the target range for the Federal Funds Rate by 100 basis points from 5.25% - 5.50% to 4.25% - 4.50%. The FOMC stated that economic activity had been expanding at a solid pace, and inflation had made further progress toward the Committee’s 2 percent objective but remained elevated. The Committee seeks to achieve maximum employment and inflation at the rate of 2 percent over the long run.

Top Contributors:

•The best-performing sectors in the Russell 2000 Index were Telecommunications, Technology, and Consumer Staples.

•The stocks with the largest positive impact on the Russell 2000 Index return for the year were FTAI Aviation, Super Micro Computer, and Sprouts Farmers Market.

Top Detractors:

•The worst-performing sector and the only sector with a negative return in the Russell 2000 Index was Energy.

•The stocks with the largest negative impact to the Russell 2000 Index return for the year were StoneCo, Atkore, and Cytokinetics.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class G $20,517	Russell 3000 Index $32,604	Russell 2000 Index $21,223
12/2014	$10,000	$10,000	$10,000
12/2015	$9,546	$10,048	$9,559
12/2016	$11,544	$11,327	$11,595
12/2017	$13,195	$13,721	$13,294
12/2018	$11,716	$13,002	$11,830
12/2019	$14,669	$17,035	$14,849
12/2020	$17,494	$20,593	$17,813
12/2021	$19,977	$25,877	$20,453
12/2022	$15,889	$20,907	$16,273
12/2023	$18,505	$26,334	$19,028
12/2024	$20,517	$32,604	$21,223

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Russell 2000® Index Portfolio - Class G	10.87%	6.94%	7.45%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%

AssetsNet	$ 988,419,969
Holdings Count | Holding	1,815
Advisory Fees Paid, Amount	$ 2,182,244
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$988,419,969
# of Portfolio Investments	1,815
Portfolio Turnover Rate	33%
Total Advisory Fees Paid	$2,182,244

Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.6
Consumer Staples	2.7
Materials	4.1
Energy	4.9
Real Estate	5.8
Consumer Discretionary	9.4
Information Technology	13.3
Health Care	15.6
Industrials	17.1
Financials	18.0

Top 10 Countries

Value	Value
Bermuda	0.1
Singapore	0.1
Brazil	0.1
Cameroon	0.2
Norway	0.2
Argentina	0.2
Puerto Rico	0.3
Thailand	0.3
Canada	0.5
United States	95.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	1.7
FTAI Aviation Ltd.	0.5
Sprouts Farmers Market, Inc.	0.5
Insmed, Inc.	0.4
Vaxcyte, Inc.	0.4
Credo Technology Group Holding Ltd.	0.3
Applied Industrial Technologies, Inc.	0.3
Rocket Lab USA, Inc.	0.3
Mueller Industries, Inc.	0.3
IonQ, Inc.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017818
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence may transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. During the year, the Federal Open Market Committee (“FOMC”) met eight times and decided to lower the target range for the Federal Funds Rate by 100 basis points from 5.25% - 5.50% to 4.25% - 4.50%. The FOMC stated that economic activity had been expanding at a solid pace, and inflation had made further progress toward the Committee’s 2 percent objective but remained elevated. The Committee seeks to achieve maximum employment and inflation at the rate of 2 percent over the long run.

 Top Contributors:

•The best-performing sectors in the S&P 500 Index were Communication Services, Information Technology, and Financials.

•The stocks with the largest positive impact to the S&P 500 Index return for the year were NVIDIA, Amazon, and Apple.

Top Detractors:

•The worst-performing sector and the only sector with a negative return in the S&P 500 Index was Materials.

•The stocks with the largest negative impact to the S&P 500 Index return for the year were Intel, Boeing, and Adobe.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $33,408	S&P 500 Index $34,254
12/2014	$10,000	$10,000
12/2015	$10,117	$10,138
12/2016	$11,297	$11,351
12/2017	$13,731	$13,829
12/2018	$13,099	$13,223
12/2019	$17,179	$17,386
12/2020	$20,289	$20,585
12/2021	$26,042	$26,494
12/2022	$21,277	$21,696
12/2023	$26,797	$27,399
12/2024	$33,408	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class A	24.67%	14.23%	12.82%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 8,899,507,624
Holdings Count | Holding	549
Advisory Fees Paid, Amount	$ 19,054,438
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,899,507,624
# of Portfolio Investments	549
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$19,054,438

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	2.1
Utilities	2.3
Energy	3.1
Consumer Staples	5.4
Industrials	8.0
Communication Services	9.2
Health Care	9.9
Consumer Discretionary	11.0
Financials	14.9
Information Technology	31.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
China	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	7.4
NVIDIA Corp.	6.5
Microsoft Corp.	6.2
Amazon.com, Inc.	4.0
Alphabet, Inc.	4.0
Meta Platforms, Inc.	2.5
Tesla, Inc.	2.2
Broadcom, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
SPDR S&P 500 ETF Trust	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017819
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$57	0.51%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence may transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. During the year, the Federal Open Market Committee (“FOMC”) met eight times and decided to lower the target range for the Federal Funds Rate by 100 basis points from 5.25% - 5.50% to 4.25% - 4.50%. The FOMC stated that economic activity had been expanding at a solid pace, and inflation had made further progress toward the Committee’s 2 percent objective but remained elevated. The Committee seeks to achieve maximum employment and inflation at the rate of 2 percent over the long run.

 Top Contributors:

•The best-performing sectors in the S&P 500 Index were Communication Services, Information Technology, and Financials.

•The stocks with the largest positive impact to the S&P 500 Index return for the year were NVIDIA, Amazon, and Apple.

Top Detractors:

•The worst-performing sector and the only sector with a negative return in the S&P 500 Index was Materials.

•The stocks with the largest negative impact to the S&P 500 Index return for the year were Intel, Boeing, and Adobe.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $32,582	S&P 500 Index $34,254
12/2014	$10,000	$10,000
12/2015	$10,091	$10,138
12/2016	$11,240	$11,351
12/2017	$13,626	$13,829
12/2018	$12,968	$13,223
12/2019	$16,962	$17,386
12/2020	$19,986	$20,585
12/2021	$25,590	$26,494
12/2022	$20,853	$21,696
12/2023	$26,198	$27,399
12/2024	$32,582	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class B	24.37%	13.95%	12.54%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 8,899,507,624
Holdings Count | Holding	549
Advisory Fees Paid, Amount	$ 19,054,438
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,899,507,624
# of Portfolio Investments	549
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$19,054,438

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	2.1
Utilities	2.3
Energy	3.1
Consumer Staples	5.4
Industrials	8.0
Communication Services	9.2
Health Care	9.9
Consumer Discretionary	11.0
Financials	14.9
Information Technology	31.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
China	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	7.4
NVIDIA Corp.	6.5
Microsoft Corp.	6.2
Amazon.com, Inc.	4.0
Alphabet, Inc.	4.0
Meta Platforms, Inc.	2.5
Tesla, Inc.	2.2
Broadcom, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
SPDR S&P 500 ETF Trust	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075819
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence may transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. During the year, the Federal Open Market Committee (“FOMC”) met eight times and decided to lower the target range for the Federal Funds Rate by 100 basis points from 5.25% - 5.50% to 4.25% - 4.50%. The FOMC stated that economic activity had been expanding at a solid pace, and inflation had made further progress toward the Committee’s 2 percent objective but remained elevated. The Committee seeks to achieve maximum employment and inflation at the rate of 2 percent over the long run.

 Top Contributors:

•The best-performing sectors in the S&P 500 Index were Communication Services, Information Technology, and Financials.

•The stocks with the largest positive impact to the S&P 500 Index return for the year were NVIDIA, Amazon, and Apple.

Top Detractors:

•The worst-performing sector and the only sector with a negative return in the S&P 500 Index was Materials.

•The stocks with the largest negative impact to the S&P 500 Index return for the year were Intel, Boeing, and Adobe.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class D $33,073	S&P 500 Index $34,254
12/2014	$10,000	$10,000
12/2015	$10,107	$10,138
12/2016	$11,273	$11,351
12/2017	$13,686	$13,829
12/2018	$13,044	$13,223
12/2019	$17,092	$17,386
12/2020	$20,166	$20,585
12/2021	$25,858	$26,494
12/2022	$21,105	$21,696
12/2023	$26,550	$27,399
12/2024	$33,073	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class D	24.57%	14.11%	12.71%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 8,899,507,624
Holdings Count | Holding	549
Advisory Fees Paid, Amount	$ 19,054,438
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,899,507,624
# of Portfolio Investments	549
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$19,054,438

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	2.1
Utilities	2.3
Energy	3.1
Consumer Staples	5.4
Industrials	8.0
Communication Services	9.2
Health Care	9.9
Consumer Discretionary	11.0
Financials	14.9
Information Technology	31.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
China	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	7.4
NVIDIA Corp.	6.5
Microsoft Corp.	6.2
Amazon.com, Inc.	4.0
Alphabet, Inc.	4.0
Meta Platforms, Inc.	2.5
Tesla, Inc.	2.2
Broadcom, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
SPDR S&P 500 ETF Trust	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017820
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$46	0.41%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence may transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. During the year, the Federal Open Market Committee (“FOMC”) met eight times and decided to lower the target range for the Federal Funds Rate by 100 basis points from 5.25% - 5.50% to 4.25% - 4.50%. The FOMC stated that economic activity had been expanding at a solid pace, and inflation had made further progress toward the Committee’s 2 percent objective but remained elevated. The Committee seeks to achieve maximum employment and inflation at the rate of 2 percent over the long run.

 Top Contributors:

•The best-performing sectors in the S&P 500 Index were Communication Services, Information Technology, and Financials.

•The stocks with the largest positive impact to the S&P 500 Index return for the year were NVIDIA, Amazon, and Apple.

Top Detractors:

•The worst-performing sector and the only sector with a negative return in the S&P 500 Index was Materials.

•The stocks with the largest negative impact to the S&P 500 Index return for the year were Intel, Boeing, and Adobe.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $32,911	S&P 500 Index $34,254
12/2014	$10,000	$10,000
12/2015	$10,102	$10,138
12/2016	$11,264	$11,351
12/2017	$13,668	$13,829
12/2018	$13,023	$13,223
12/2019	$17,051	$17,386
12/2020	$20,109	$20,585
12/2021	$25,773	$26,494
12/2022	$21,024	$21,696
12/2023	$26,436	$27,399
12/2024	$32,911	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class E	24.49%	14.06%	12.65%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 8,899,507,624
Holdings Count | Holding	549
Advisory Fees Paid, Amount	$ 19,054,438
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,899,507,624
# of Portfolio Investments	549
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$19,054,438

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	2.1
Utilities	2.3
Energy	3.1
Consumer Staples	5.4
Industrials	8.0
Communication Services	9.2
Health Care	9.9
Consumer Discretionary	11.0
Financials	14.9
Information Technology	31.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
China	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	7.4
NVIDIA Corp.	6.5
Microsoft Corp.	6.2
Amazon.com, Inc.	4.0
Alphabet, Inc.	4.0
Meta Platforms, Inc.	2.5
Tesla, Inc.	2.2
Broadcom, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
SPDR S&P 500 ETF Trust	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000150812
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$63	0.56%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

In 2024, equity markets rallied to new all-time highs as investors reacted positively to the first interest rate cut by the U.S. Federal Reserve since 2020. Equity markets experienced broad-based strength across most sectors, as both cyclical and defensive sectors performed well. In addition, the excitement surrounding how Artificial Intelligence may transform the economy played an important role in driving the performance of large-cap technology stocks higher. Overall, higher equity prices were driven by strong macro-economic data and investor optimism, fueled in part by positive corporate earnings and ebbing inflation. Factors that weighed on the equity markets included higher oil prices, high bond yields, and rising geopolitical risk from the wars in Ukraine and the Middle East. During the year, the Federal Open Market Committee (“FOMC”) met eight times and decided to lower the target range for the Federal Funds Rate by 100 basis points from 5.25% - 5.50% to 4.25% - 4.50%. The FOMC stated that economic activity had been expanding at a solid pace, and inflation had made further progress toward the Committee’s 2 percent objective but remained elevated. The Committee seeks to achieve maximum employment and inflation at the rate of 2 percent over the long run.

 Top Contributors:

•The best-performing sectors in the S&P 500 Index were Communication Services, Information Technology, and Financials.

•The stocks with the largest positive impact to the S&P 500 Index return for the year were NVIDIA, Amazon, and Apple.

Top Detractors:

•The worst-performing sector and the only sector with a negative return in the S&P 500 Index was Materials.

•The stocks with the largest negative impact to the S&P 500 Index return for the year were Intel, Boeing, and Adobe.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class G $32,434	S&P 500 Index $34,254
12/2014	$10,000	$10,000
12/2015	$10,091	$10,138
12/2016	$11,233	$11,351
12/2017	$13,612	$13,829
12/2018	$12,946	$13,223
12/2019	$16,929	$17,386
12/2020	$19,933	$20,585
12/2021	$25,513	$26,494
12/2022	$20,780	$21,696
12/2023	$26,091	$27,399
12/2024	$32,434	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MetLife Stock Index Portfolio - Class G	24.31%	13.89%	12.49%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 8,899,507,624
Holdings Count | Holding	549
Advisory Fees Paid, Amount	$ 19,054,438
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$8,899,507,624
# of Portfolio Investments	549
Portfolio Turnover Rate	22%
Total Advisory Fees Paid	$19,054,438

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	2.1
Utilities	2.3
Energy	3.1
Consumer Staples	5.4
Industrials	8.0
Communication Services	9.2
Health Care	9.9
Consumer Discretionary	11.0
Financials	14.9
Information Technology	31.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
China	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

Apple, Inc.	7.4
NVIDIA Corp.	6.5
Microsoft Corp.	6.2
Amazon.com, Inc.	4.0
Alphabet, Inc.	4.0
Meta Platforms, Inc.	2.5
Tesla, Inc.	2.2
Broadcom, Inc.	2.1
Berkshire Hathaway, Inc.	1.6
SPDR S&P 500 ETF Trust	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017824
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Total Return Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio underperformed its blended benchmarks, the Standard & Poor’s 500 Index and the Bloomberg U.S. Aggregate Bond Index. U.S. equity markets reached record levels as they withstood an unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued earnings growth. U.S. bond yields climbed higher to close the year on the back of resilient economic growth and concerns that disinflationary progress may have stalled. Reflecting increased inflation uncertainty, expectations for interest rate cuts by the U.S. Federal Reserve in 2025 have been pared back, while already compressed credit spreads tightened further. Toward the end of the period, labor markets loosened, modestly brightening the inflation outlook. Within the equity sleeve, sector allocation and security selection detracted from relative returns. Within the fixed income sleeve, sector allocation and issue selection had a positive impact on relative performance.

Top Contributors:

•Within the equity sleeve, an overweight allocation and stock selection in the Financials sector contributed to relative returns. Avoidance of stocks in the Real Estate sector and security selection in the Industrials sector also contributed.

•Overweight allocations in Goldman Sachs, Eaton, Microsoft, and Johnson Controls contributed.

•Within the fixed income sleeve, issue selection in Asset-Backed Securities and Investment Grade corporate bonds lifted relative results. An underweight allocation to U.S. Treasuries, along with an overweight allocation to Developed corporate bonds, also contributed.

Top Detractors:

•Within the equity sleeve, stock selection and an underweight position in the Information Technology sector detracted from relative returns. Security selection in the Communication Services and Consumer Discretionary sectors also weighed on relative performance.

•Not owning NVIDIA, Broadcom, and Meta Platforms, along with overweight allocations in Intel and Comcast, detracted.

•Within the fixed income sleeve, issue selection in Commercial Mortgage-Backed Securities dampened relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $18,785	Bloomberg U.S. Aggregate Bond Index $11,432	S&P 500 Index $34,254
12/2014	$10,000	$10,000	$10,000
12/2015	$9,984	$10,055	$10,138
12/2016	$10,903	$10,321	$11,351
12/2017	$12,260	$10,687	$13,829
12/2018	$11,576	$10,688	$13,223
12/2019	$13,935	$11,620	$17,386
12/2020	$15,295	$12,492	$20,585
12/2021	$17,469	$12,299	$26,494
12/2022	$15,786	$10,699	$21,696
12/2023	$17,429	$11,291	$27,399
12/2024	$18,785	$11,432	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MFS® Total Return Portfolio - Class A	7.78%	6.16%	6.51%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 593,949,960
Holdings Count | Holding	863
Advisory Fees Paid, Amount	$ 3,373,045
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$593,949,960
# of Portfolio Investments	863
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$3,373,045

Holdings [Text Block]

Top 10 Equity Holdings

Charles Schwab Corp.	2.3
Goldman Sachs Group, Inc.	2.1
Medtronic PLC	1.6
Bank of America Corp.	1.6
Pfizer, Inc.	1.6
Johnson Controls International PLC	1.5
Microsoft Corp.	1.5
Johnson & Johnson	1.5
Kenvue, Inc.	1.5
Becton Dickinson & Co.	1.5

Top 10 Countries

Value	Value
Japan	0.4
Australia	0.6
Germany	0.7
Jersey, Channel Islands	0.8
China	0.8
Ireland	1.0
Canada	1.3
United Kingdom	1.8
Cayman Islands	3.1
United States	87.1

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Short-Term Investments	0.7
Preferred Stocks	0.8
Mortgage-Backed Securities	2.2
Asset-Backed Securities	4.3
Corporate Bonds & Notes	13.4
U.S. Treasury & Government Agencies	18.4
Common Stocks	59.1

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	5.7
U.S. Treasury Bonds	4.0
U.S. Treasury Notes	2.9
Federal Home Loan Mortgage Corp.	2.9
Government National Mortgage Association	2.5
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.5
Arbor Realty Commercial Real Estate Notes Ltd.	0.4
BSPRT Issuer Ltd.	0.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017825
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Total Return Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio underperformed its blended benchmarks, the Standard & Poor’s 500 Index and the Bloomberg U.S. Aggregate Bond Index. U.S. equity markets reached record levels as they withstood an unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued earnings growth. U.S. bond yields climbed higher to close the year on the back of resilient economic growth and concerns that disinflationary progress may have stalled. Reflecting increased inflation uncertainty, expectations for interest rate cuts by the U.S. Federal Reserve in 2025 have been pared back, while already compressed credit spreads tightened further. Toward the end of the period, labor markets loosened, modestly brightening the inflation outlook. Within the equity sleeve, sector allocation and security selection detracted from relative returns. Within the fixed income sleeve, sector allocation and issue selection had a positive impact on relative performance.

Top Contributors:

•Within the equity sleeve, an overweight allocation and stock selection in the Financials sector contributed to relative returns. Avoidance of stocks in the Real Estate sector and security selection in the Industrials sector also contributed.

•Overweight allocations in Goldman Sachs, Eaton, Microsoft, and Johnson Controls contributed.

•Within the fixed income sleeve, issue selection in Asset-Backed Securities and Investment Grade corporate bonds lifted relative results. An underweight allocation to U.S. Treasuries, along with an overweight allocation to Developed corporate bonds, also contributed.

Top Detractors:

•Within the equity sleeve, stock selection and an underweight position in the Information Technology sector detracted from relative returns. Security selection in the Communication Services and Consumer Discretionary sectors also weighed on relative performance.

•Not owning NVIDIA, Broadcom, and Meta Platforms, along with overweight allocations in Intel and Comcast, detracted.

•Within the fixed income sleeve, issue selection in Commercial Mortgage-Backed Securities dampened relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $18,322	Bloomberg U.S. Aggregate Bond Index $11,432	S&P 500 Index $34,254
12/2014	$10,000	$10,000	$10,000
12/2015	$9,960	$10,055	$10,138
12/2016	$10,849	$10,321	$11,351
12/2017	$12,169	$10,687	$13,829
12/2018	$11,462	$10,688	$13,223
12/2019	$13,762	$11,620	$17,386
12/2020	$15,068	$12,492	$20,585
12/2021	$17,167	$12,299	$26,494
12/2022	$15,473	$10,699	$21,696
12/2023	$17,041	$11,291	$27,399
12/2024	$18,322	$11,432	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MFS® Total Return Portfolio - Class B	7.52%	5.89%	6.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 593,949,960
Holdings Count | Holding	863
Advisory Fees Paid, Amount	$ 3,373,045
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$593,949,960
# of Portfolio Investments	863
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$3,373,045

Holdings [Text Block]

Top 10 Equity Holdings

Charles Schwab Corp.	2.3
Goldman Sachs Group, Inc.	2.1
Medtronic PLC	1.6
Bank of America Corp.	1.6
Pfizer, Inc.	1.6
Johnson Controls International PLC	1.5
Microsoft Corp.	1.5
Johnson & Johnson	1.5
Kenvue, Inc.	1.5
Becton Dickinson & Co.	1.5

Top 10 Countries

Value	Value
Japan	0.4
Australia	0.6
Germany	0.7
Jersey, Channel Islands	0.8
China	0.8
Ireland	1.0
Canada	1.3
United Kingdom	1.8
Cayman Islands	3.1
United States	87.1

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Short-Term Investments	0.7
Preferred Stocks	0.8
Mortgage-Backed Securities	2.2
Asset-Backed Securities	4.3
Corporate Bonds & Notes	13.4
U.S. Treasury & Government Agencies	18.4
Common Stocks	59.1

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	5.7
U.S. Treasury Bonds	4.0
U.S. Treasury Notes	2.9
Federal Home Loan Mortgage Corp.	2.9
Government National Mortgage Association	2.5
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.5
Arbor Realty Commercial Real Estate Notes Ltd.	0.4
BSPRT Issuer Ltd.	0.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017826
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Total Return Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio underperformed its blended benchmarks, the Standard & Poor’s 500 Index and the Bloomberg U.S. Aggregate Bond Index. U.S. equity markets reached record levels as they withstood an unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued earnings growth. U.S. bond yields climbed higher to close the year on the back of resilient economic growth and concerns that disinflationary progress may have stalled. Reflecting increased inflation uncertainty, expectations for interest rate cuts by the U.S. Federal Reserve in 2025 have been pared back, while already compressed credit spreads tightened further. Toward the end of the period, labor markets loosened, modestly brightening the inflation outlook. Within the equity sleeve, sector allocation and security selection detracted from relative returns. Within the fixed income sleeve, sector allocation and issue selection had a positive impact on relative performance.

Top Contributors:

•Within the equity sleeve, an overweight allocation and stock selection in the Financials sector contributed to relative returns. Avoidance of stocks in the Real Estate sector and security selection in the Industrials sector also contributed.

•Overweight allocations in Goldman Sachs, Eaton, Microsoft, and Johnson Controls contributed.

•Within the fixed income sleeve, issue selection in Asset-Backed Securities and Investment Grade corporate bonds lifted relative results. An underweight allocation to U.S. Treasuries, along with an overweight allocation to Developed corporate bonds, also contributed.

Top Detractors:

•Within the equity sleeve, stock selection and an underweight position in the Information Technology sector detracted from relative returns. Security selection in the Communication Services and Consumer Discretionary sectors also weighed on relative performance.

•Not owning NVIDIA, Broadcom, and Meta Platforms, along with overweight allocations in Intel and Comcast, detracted.

•Within the fixed income sleeve, issue selection in Commercial Mortgage-Backed Securities dampened relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $18,505	Bloomberg U.S. Aggregate Bond Index $11,432	S&P 500 Index $34,254
12/2014	$10,000	$10,000	$10,000
12/2015	$9,969	$10,055	$10,138
12/2016	$10,870	$10,321	$11,351
12/2017	$12,205	$10,687	$13,829
12/2018	$11,507	$10,688	$13,223
12/2019	$13,830	$11,620	$17,386
12/2020	$15,158	$12,492	$20,585
12/2021	$17,287	$12,299	$26,494
12/2022	$15,598	$10,699	$21,696
12/2023	$17,195	$11,291	$27,399
12/2024	$18,505	$11,432	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MFS® Total Return Portfolio - Class E	7.62%	6.00%	6.35%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 593,949,960
Holdings Count | Holding	863
Advisory Fees Paid, Amount	$ 3,373,045
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$593,949,960
# of Portfolio Investments	863
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$3,373,045

Holdings [Text Block]

Top 10 Equity Holdings

Charles Schwab Corp.	2.3
Goldman Sachs Group, Inc.	2.1
Medtronic PLC	1.6
Bank of America Corp.	1.6
Pfizer, Inc.	1.6
Johnson Controls International PLC	1.5
Microsoft Corp.	1.5
Johnson & Johnson	1.5
Kenvue, Inc.	1.5
Becton Dickinson & Co.	1.5

Top 10 Countries

Value	Value
Japan	0.4
Australia	0.6
Germany	0.7
Jersey, Channel Islands	0.8
China	0.8
Ireland	1.0
Canada	1.3
United Kingdom	1.8
Cayman Islands	3.1
United States	87.1

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Short-Term Investments	0.7
Preferred Stocks	0.8
Mortgage-Backed Securities	2.2
Asset-Backed Securities	4.3
Corporate Bonds & Notes	13.4
U.S. Treasury & Government Agencies	18.4
Common Stocks	59.1

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	5.7
U.S. Treasury Bonds	4.0
U.S. Treasury Notes	2.9
Federal Home Loan Mortgage Corp.	2.9
Government National Mortgage Association	2.5
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.5
Arbor Realty Commercial Real Estate Notes Ltd.	0.4
BSPRT Issuer Ltd.	0.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030927
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Total Return Portfolio
Class Name	Class F
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio underperformed its blended benchmarks, the Standard & Poor’s 500 Index and the Bloomberg U.S. Aggregate Bond Index. U.S. equity markets reached record levels as they withstood an unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued earnings growth. U.S. bond yields climbed higher to close the year on the back of resilient economic growth and concerns that disinflationary progress may have stalled. Reflecting increased inflation uncertainty, expectations for interest rate cuts by the U.S. Federal Reserve in 2025 have been pared back, while already compressed credit spreads tightened further. Toward the end of the period, labor markets loosened, modestly brightening the inflation outlook. Within the equity sleeve, sector allocation and security selection detracted from relative returns. Within the fixed income sleeve, sector allocation and issue selection had a positive impact on relative performance.

Top Contributors:

•Within the equity sleeve, an overweight allocation and stock selection in the Financials sector contributed to relative returns. Avoidance of stocks in the Real Estate sector and security selection in the Industrials sector also contributed.

•Overweight allocations in Goldman Sachs, Eaton, Microsoft, and Johnson Controls contributed.

•Within the fixed income sleeve, issue selection in Asset-Backed Securities and Investment Grade corporate bonds lifted relative results. An underweight allocation to U.S. Treasuries, along with an overweight allocation to Developed corporate bonds, also contributed.

Top Detractors:

•Within the equity sleeve, stock selection and an underweight position in the Information Technology sector detracted from relative returns. Security selection in the Communication Services and Consumer Discretionary sectors also weighed on relative performance.

•Not owning NVIDIA, Broadcom, and Meta Platforms, along with overweight allocations in Intel and Comcast, detracted.

•Within the fixed income sleeve, issue selection in Commercial Mortgage-Backed Securities dampened relative results.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class F $18,413	Bloomberg U.S. Aggregate Bond Index $11,432	S&P 500 Index $34,254
12/2014	$10,000	$10,000	$10,000
12/2015	$9,965	$10,055	$10,138
12/2016	$10,859	$10,321	$11,351
12/2017	$12,187	$10,687	$13,829
12/2018	$11,485	$10,688	$13,223
12/2019	$13,796	$11,620	$17,386
12/2020	$15,113	$12,492	$20,585
12/2021	$17,227	$12,299	$26,494
12/2022	$15,535	$10,699	$21,696
12/2023	$17,118	$11,291	$27,399
12/2024	$18,413	$11,432	$34,254

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MFS® Total Return Portfolio - Class F	7.57%	5.94%	6.29%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
S&P 500 Index	25.02%	14.53%	13.10%

AssetsNet	$ 593,949,960
Holdings Count | Holding	863
Advisory Fees Paid, Amount	$ 3,373,045
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$593,949,960
# of Portfolio Investments	863
Portfolio Turnover Rate	34%
Total Advisory Fees Paid	$3,373,045

Holdings [Text Block]

Top 10 Equity Holdings

Charles Schwab Corp.	2.3
Goldman Sachs Group, Inc.	2.1
Medtronic PLC	1.6
Bank of America Corp.	1.6
Pfizer, Inc.	1.6
Johnson Controls International PLC	1.5
Microsoft Corp.	1.5
Johnson & Johnson	1.5
Kenvue, Inc.	1.5
Becton Dickinson & Co.	1.5

Top 10 Countries

Value	Value
Japan	0.4
Australia	0.6
Germany	0.7
Jersey, Channel Islands	0.8
China	0.8
Ireland	1.0
Canada	1.3
United Kingdom	1.8
Cayman Islands	3.1
United States	87.1

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Short-Term Investments	0.7
Preferred Stocks	0.8
Mortgage-Backed Securities	2.2
Asset-Backed Securities	4.3
Corporate Bonds & Notes	13.4
U.S. Treasury & Government Agencies	18.4
Common Stocks	59.1

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	5.7
U.S. Treasury Bonds	4.0
U.S. Treasury Notes	2.9
Federal Home Loan Mortgage Corp.	2.9
Government National Mortgage Association	2.5
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.5
Arbor Realty Commercial Real Estate Notes Ltd.	0.4
BSPRT Issuer Ltd.	0.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017790
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	0.58%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the prior twelve months ending on December 31, 2024, the Portfolio underperformed the Russell 1000 Value Index. U.S. equity markets reached record levels during the period as they withstood the adversity of an unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued earnings growth. Toward the end of the period, labor markets loosened modestly, particularly in the U.S., brightening the inflation outlook as economic growth remained solid. In aggregate, security selection detracted from relative performance, while sector allocation supported relative returns.

Top Contributors:

•A combination of stock selection and an overweight allocation in the Financials sector was the primary contributor to relative results.

•Not owning Intel, along with an overweight allocation to Progressive and American Express, contributed.

Top Detractors:

•Security selection within both the Consumer Staples and Industrials sectors held back relative results.

•Not owning Walmart, holding out-of-benchmark Nestle (Switzerland), and an overweight allocation to Cigna detracted.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $23,431	Russell 3000 Index $32,604	Russell 1000 Value Index $22,580
12/2014	$10,000	$10,000	$10,000
12/2015	$9,985	$10,048	$9,617
12/2016	$11,422	$11,327	$11,285
12/2017	$13,478	$13,721	$12,827
12/2018	$12,123	$13,002	$11,767
12/2019	$15,776	$17,035	$14,890
12/2020	$16,400	$20,593	$15,306
12/2021	$20,590	$25,877	$19,157
12/2022	$19,359	$20,907	$17,713
12/2023	$20,937	$26,334	$19,743
12/2024	$23,431	$32,604	$22,580

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MFS® Value Portfolio - Class A	11.91%	8.23%	8.89%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 2,619,901,182
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 15,369,132
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,619,901,182
# of Portfolio Investments	82
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$15,369,132

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.8
Materials	2.2
Consumer Discretionary	3.5
Energy	6.1
Consumer Staples	7.6
Information Technology	7.8
Utilities	9.0
Health Care	14.2
Industrials	16.9
Financials	29.4

Top Countries

Value	Value
Canada	0.4
China	1.1
United Kingdom	1.6
Ireland	1.9
United States	93.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.9
Progressive Corp.	3.8
Cigna Group	2.8
McKesson Corp.	2.7
Aon PLC	2.6
American Express Co.	2.5
Marsh & McLennan Cos., Inc.	2.3
Morgan Stanley	2.3
RTX Corp.	2.2
Boeing Co.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017791
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$88	0.83%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the prior twelve months ending on December 31, 2024, the Portfolio underperformed the Russell 1000 Value Index. U.S. equity markets reached record levels during the period as they withstood the adversity of an unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued earnings growth. Toward the end of the period, labor markets loosened modestly, particularly in the U.S., brightening the inflation outlook as economic growth remained solid. In aggregate, security selection detracted from relative performance, while sector allocation supported relative returns.

Top Contributors:

•A combination of stock selection and an overweight allocation in the Financials sector was the primary contributor to relative results.

•Not owning Intel, along with an overweight allocation to Progressive and American Express, contributed.

Top Detractors:

•Security selection within both the Consumer Staples and Industrials sectors held back relative results.

•Not owning Walmart, holding out-of-benchmark Nestle (Switzerland), and an overweight allocation to Cigna detracted.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $22,850	Russell 3000 Index $32,604	Russell 1000 Value Index $22,580
12/2014	$10,000	$10,000	$10,000
12/2015	$9,964	$10,048	$9,617
12/2016	$11,368	$11,327	$11,285
12/2017	$13,367	$13,721	$12,827
12/2018	$11,998	$13,002	$11,767
12/2019	$15,578	$17,035	$14,890
12/2020	$16,148	$20,593	$15,306
12/2021	$20,233	$25,877	$19,157
12/2022	$18,975	$20,907	$17,713
12/2023	$20,465	$26,334	$19,743
12/2024	$22,850	$32,604	$22,580

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MFS® Value Portfolio - Class B	11.66%	7.96%	8.61%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 2,619,901,182
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 15,369,132
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,619,901,182
# of Portfolio Investments	82
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$15,369,132

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.8
Materials	2.2
Consumer Discretionary	3.5
Energy	6.1
Consumer Staples	7.6
Information Technology	7.8
Utilities	9.0
Health Care	14.2
Industrials	16.9
Financials	29.4

Top Countries

Value	Value
Canada	0.4
China	1.1
United Kingdom	1.6
Ireland	1.9
United States	93.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.9
Progressive Corp.	3.8
Cigna Group	2.8
McKesson Corp.	2.7
Aon PLC	2.6
American Express Co.	2.5
Marsh & McLennan Cos., Inc.	2.3
Morgan Stanley	2.3
RTX Corp.	2.2
Boeing Co.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000124380
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Portfolio
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$72	0.68%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the prior twelve months ending on December 31, 2024, the Portfolio underperformed the Russell 1000 Value Index. U.S. equity markets reached record levels during the period as they withstood the adversity of an unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued earnings growth. Toward the end of the period, labor markets loosened modestly, particularly in the U.S., brightening the inflation outlook as economic growth remained solid. In aggregate, security selection detracted from relative performance, while sector allocation supported relative returns.

Top Contributors:

•A combination of stock selection and an overweight allocation in the Financials sector was the primary contributor to relative results.

•Not owning Intel, along with an overweight allocation to Progressive and American Express, contributed.

Top Detractors:

•Security selection within both the Consumer Staples and Industrials sectors held back relative results.

•Not owning Walmart, holding out-of-benchmark Nestle (Switzerland), and an overweight allocation to Cigna detracted.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class D $23,199	Russell 3000 Index $32,604	Russell 1000 Value Index $22,580
12/2014	$10,000	$10,000	$10,000
12/2015	$9,980	$10,048	$9,617
12/2016	$11,400	$11,327	$11,285
12/2017	$13,430	$13,721	$12,827
12/2018	$12,078	$13,002	$11,767
12/2019	$15,697	$17,035	$14,890
12/2020	$16,301	$20,593	$15,306
12/2021	$20,446	$25,877	$19,157
12/2022	$19,215	$20,907	$17,713
12/2023	$20,752	$26,334	$19,743
12/2024	$23,199	$32,604	$22,580

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MFS® Value Portfolio - Class D	11.79%	8.13%	8.78%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 2,619,901,182
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 15,369,132
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,619,901,182
# of Portfolio Investments	82
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$15,369,132

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.8
Materials	2.2
Consumer Discretionary	3.5
Energy	6.1
Consumer Staples	7.6
Information Technology	7.8
Utilities	9.0
Health Care	14.2
Industrials	16.9
Financials	29.4

Top Countries

Value	Value
Canada	0.4
China	1.1
United Kingdom	1.6
Ireland	1.9
United States	93.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.9
Progressive Corp.	3.8
Cigna Group	2.8
McKesson Corp.	2.7
Aon PLC	2.6
American Express Co.	2.5
Marsh & McLennan Cos., Inc.	2.3
Morgan Stanley	2.3
RTX Corp.	2.2
Boeing Co.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017792
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 176, 185); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the prior twelve months ending on December 31, 2024, the Portfolio underperformed the Russell 1000 Value Index. U.S. equity markets reached record levels during the period as they withstood the adversity of an unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued earnings growth. Toward the end of the period, labor markets loosened modestly, particularly in the U.S., brightening the inflation outlook as economic growth remained solid. In aggregate, security selection detracted from relative performance, while sector allocation supported relative returns.

Top Contributors:

•A combination of stock selection and an overweight allocation in the Financials sector was the primary contributor to relative results.

•Not owning Intel, along with an overweight allocation to Progressive and American Express, contributed.

Top Detractors:

•Security selection within both the Consumer Staples and Industrials sectors held back relative results.

•Not owning Walmart, holding out-of-benchmark Nestle (Switzerland), and an overweight allocation to Cigna detracted.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $23,081	Russell 3000 Index $32,604	Russell 1000 Value Index $22,580
12/2014	$10,000	$10,000	$10,000
12/2015	$9,973	$10,048	$9,617
12/2016	$11,389	$11,327	$11,285
12/2017	$13,416	$13,721	$12,827
12/2018	$12,048	$13,002	$11,767
12/2019	$15,662	$17,035	$14,890
12/2020	$16,249	$20,593	$15,306
12/2021	$20,377	$25,877	$19,157
12/2022	$19,134	$20,907	$17,713
12/2023	$20,660	$26,334	$19,743
12/2024	$23,081	$32,604	$22,580

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
MFS® Value Portfolio - Class E	11.72%	8.06%	8.72%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Value Index	14.37%	8.68%	8.49%

AssetsNet	$ 2,619,901,182
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 15,369,132
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,619,901,182
# of Portfolio Investments	82
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$15,369,132

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.8
Materials	2.2
Consumer Discretionary	3.5
Energy	6.1
Consumer Staples	7.6
Information Technology	7.8
Utilities	9.0
Health Care	14.2
Industrials	16.9
Financials	29.4

Top Countries

Value	Value
Canada	0.4
China	1.1
United Kingdom	1.6
Ireland	1.9
United States	93.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.9
Progressive Corp.	3.8
Cigna Group	2.8
McKesson Corp.	2.7
Aon PLC	2.6
American Express Co.	2.5
Marsh & McLennan Cos., Inc.	2.3
Morgan Stanley	2.3
RTX Corp.	2.2
Boeing Co.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017867
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.81%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Despite periods of volatility, the overall equity market rallied sharply during the year. Resilient economic growth, moderating inflation, three U.S. Federal Reserve rate cuts, and optimism over President-elect Donald Trump’s pro-growth platform supported the market. For the year ending December 31, 2024, the Portfolio posted a solid absolute return, but lagged its benchmark due to weak stock selection, which was partially offset by positive sector allocation.

Top Contributors:

•Holdings in the Energy and Financials sectors were the most additive for returns. In terms of sector allocation, overweights to the Information Technology and Industrials sectors, along with an underweight to the Biotechnology Industry in Health Care, were the most beneficial.

•Fair Isaac Corp. is most known for its industry-standard “FICO” score. The company outperformed, driven by robust pricing-driven earnings growth despite significant credit volume headwinds.

•CSW Industrials, Inc. provides niche, value-added products across HVAC/R and other end markets. The stock price appreciated due to continued volume recovery, market share gains and attractive tuck-in acquisitions that expanded product breadth and reach.

Top Detractors:

•Stock section in the Information Technology and Health Care sectors were the largest relative detractors. Underweights to the Financials and Energy sectors also detracted from relative performance.

•Qualys Inc. is a supplier of cloud-based security and compliance solutions. The stock price declined amidst a challenging macroeconomic backdrop for its solutions, which has contributed to a slowdown in organic growth.

•Fox Factory Holding Corp. develops and sells performance-enhancing suspensions and other components for mountain bikes and the power vehicle market. The stock declined on weak earnings results arising from ongoing cyclical weakness across its end markets and negative investor reaction to a recent acquisition.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $25,235	Russell 3000 Index $32,604	Russell 2000 Index $21,223	Russell 2000 Value Index $19,934
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$10,058	$10,048	$9,559	$9,253
12/2016	$11,937	$11,327	$11,595	$12,190
12/2017	$13,818	$13,721	$13,294	$13,146
12/2018	$12,891	$13,002	$11,830	$11,455
12/2019	$16,717	$17,035	$14,849	$14,020
12/2020	$20,914	$20,593	$17,813	$14,669
12/2021	$24,766	$25,877	$20,453	$18,816
12/2022	$20,022	$20,907	$16,273	$16,091
12/2023	$23,131	$26,334	$19,028	$18,448
12/2024	$25,235	$32,604	$21,223	$19,934

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Neuberger Berman Genesis Portfolio - Class A	9.10%	8.58%	9.70%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%
Russell 2000 Value Index	8.05%	7.29%	7.14%

AssetsNet	$ 872,311,284
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 7,062,399
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$872,311,284
# of Portfolio Investments	114
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$7,062,399

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	1.4
Utilities	1.8
Real Estate	2.2
Materials	3.6
Energy	5.9
Health Care	8.3
Consumer Discretionary	8.3
Financials	14.4
Information Technology	18.5
Industrials	33.2

Top Countries

Value	Value
Italy	0.6
Canada	2.9
United States	95.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Manhattan Associates, Inc.	1.9
Kirby Corp.	1.9
Valmont Industries, Inc.	1.9
SPS Commerce, Inc.	1.8
RBC Bearings, Inc.	1.8
Fair Isaac Corp.	1.8
FirstService Corp.	1.7
Tetra Tech, Inc.	1.7
Haemonetics Corp.	1.7
Texas Roadhouse, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017868
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$111	1.06%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Despite periods of volatility, the overall equity market rallied sharply during the year. Resilient economic growth, moderating inflation, three U.S. Federal Reserve rate cuts, and optimism over President-elect Donald Trump’s pro-growth platform supported the market. For the year ending December 31, 2024, the Portfolio posted a solid absolute return, but lagged its benchmark due to weak stock selection, which was partially offset by positive sector allocation.

Top Contributors:

•Holdings in the Energy and Financials sectors were the most additive for returns. In terms of sector allocation, overweights to the Information Technology and Industrials sectors, along with an underweight to the Biotechnology Industry in Health Care, were the most beneficial.

•Fair Isaac Corp. is most known for its industry-standard “FICO” score. The company outperformed, driven by robust pricing-driven earnings growth despite significant credit volume headwinds.

•CSW Industrials, Inc. provides niche, value-added products across HVAC/R and other end markets. The stock price appreciated due to continued volume recovery, market share gains and attractive tuck-in acquisitions that expanded product breadth and reach.

Top Detractors:

•Stock section in the Information Technology and Health Care sectors were the largest relative detractors. Underweights to the Financials and Energy sectors also detracted from relative performance.

•Qualys Inc. is a supplier of cloud-based security and compliance solutions. The stock price declined amidst a challenging macroeconomic backdrop for its solutions, which has contributed to a slowdown in organic growth.

•Fox Factory Holding Corp. develops and sells performance-enhancing suspensions and other components for mountain bikes and the power vehicle market. The stock declined on weak earnings results arising from ongoing cyclical weakness across its end markets and negative investor reaction to a recent acquisition.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $24,620	Russell 3000 Index $32,604	Russell 2000 Index $21,223	Russell 2000 Value Index $19,934
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$10,038	$10,048	$9,559	$9,253
12/2016	$11,884	$11,327	$11,595	$12,190
12/2017	$13,725	$13,721	$13,294	$13,146
12/2018	$12,766	$13,002	$11,830	$11,455
12/2019	$16,520	$17,035	$14,849	$14,020
12/2020	$20,611	$20,593	$17,813	$14,669
12/2021	$24,344	$25,877	$20,453	$18,816
12/2022	$19,640	$20,907	$16,273	$16,091
12/2023	$22,626	$26,334	$19,028	$18,448
12/2024	$24,620	$32,604	$21,223	$19,934

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Neuberger Berman Genesis Portfolio - Class B	8.81%	8.31%	9.43%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%
Russell 2000 Value Index	8.05%	7.29%	7.14%

AssetsNet	$ 872,311,284
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 7,062,399
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$872,311,284
# of Portfolio Investments	114
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$7,062,399

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	1.4
Utilities	1.8
Real Estate	2.2
Materials	3.6
Energy	5.9
Health Care	8.3
Consumer Discretionary	8.3
Financials	14.4
Information Technology	18.5
Industrials	33.2

Top Countries

Value	Value
Italy	0.6
Canada	2.9
United States	95.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Manhattan Associates, Inc.	1.9
Kirby Corp.	1.9
Valmont Industries, Inc.	1.9
SPS Commerce, Inc.	1.8
RBC Bearings, Inc.	1.8
Fair Isaac Corp.	1.8
FirstService Corp.	1.7
Tetra Tech, Inc.	1.7
Haemonetics Corp.	1.7
Texas Roadhouse, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017869
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

Despite periods of volatility, the overall equity market rallied sharply during the year. Resilient economic growth, moderating inflation, three U.S. Federal Reserve rate cuts, and optimism over President-elect Donald Trump’s pro-growth platform supported the market. For the year ending December 31, 2024, the Portfolio posted a solid absolute return, but lagged its benchmark due to weak stock selection, which was partially offset by positive sector allocation.

Top Contributors:

•Holdings in the Energy and Financials sectors were the most additive for returns. In terms of sector allocation, overweights to the Information Technology and Industrials sectors, along with an underweight to the Biotechnology Industry in Health Care, were the most beneficial.

•Fair Isaac Corp. is most known for its industry-standard “FICO” score. The company outperformed, driven by robust pricing-driven earnings growth despite significant credit volume headwinds.

•CSW Industrials, Inc. provides niche, value-added products across HVAC/R and other end markets. The stock price appreciated due to continued volume recovery, market share gains and attractive tuck-in acquisitions that expanded product breadth and reach.

Top Detractors:

•Stock section in the Information Technology and Health Care sectors were the largest relative detractors. Underweights to the Financials and Energy sectors also detracted from relative performance.

•Qualys Inc. is a supplier of cloud-based security and compliance solutions. The stock price declined amidst a challenging macroeconomic backdrop for its solutions, which has contributed to a slowdown in organic growth.

•Fox Factory Holding Corp. develops and sells performance-enhancing suspensions and other components for mountain bikes and the power vehicle market. The stock declined on weak earnings results arising from ongoing cyclical weakness across its end markets and negative investor reaction to a recent acquisition.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $24,860	Russell 3000 Index $32,604	Russell 2000 Index $21,223	Russell 2000 Value Index $19,934
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$10,043	$10,048	$9,559	$9,253
12/2016	$11,905	$11,327	$11,595	$12,190
12/2017	$13,764	$13,721	$13,294	$13,146
12/2018	$12,816	$13,002	$11,830	$11,455
12/2019	$16,595	$17,035	$14,849	$14,020
12/2020	$20,737	$20,593	$17,813	$14,669
12/2021	$24,512	$25,877	$20,453	$18,816
12/2022	$19,791	$20,907	$16,273	$16,091
12/2023	$22,828	$26,334	$19,028	$18,448
12/2024	$24,860	$32,604	$21,223	$19,934

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Neuberger Berman Genesis Portfolio - Class E	8.90%	8.42%	9.53%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 2000 Index	11.54%	7.40%	7.82%
Russell 2000 Value Index	8.05%	7.29%	7.14%

AssetsNet	$ 872,311,284
Holdings Count | Holding	114
Advisory Fees Paid, Amount	$ 7,062,399
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$872,311,284
# of Portfolio Investments	114
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$7,062,399

Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	1.4
Utilities	1.8
Real Estate	2.2
Materials	3.6
Energy	5.9
Health Care	8.3
Consumer Discretionary	8.3
Financials	14.4
Information Technology	18.5
Industrials	33.2

Top Countries

Value	Value
Italy	0.6
Canada	2.9
United States	95.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Manhattan Associates, Inc.	1.9
Kirby Corp.	1.9
Valmont Industries, Inc.	1.9
SPS Commerce, Inc.	1.8
RBC Bearings, Inc.	1.8
Fair Isaac Corp.	1.8
FirstService Corp.	1.7
Tetra Tech, Inc.	1.7
Haemonetics Corp.	1.7
Texas Roadhouse, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017848
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	0.54%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio delivered positive returns for the twelve months ended December 31, 2024, but underperformed its benchmark, the Russell 1000 Growth Index. Overall, stock selection drove relative underperformance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•An overweight allocation in the Communication Services sector, coupled with stock selection, contributed to relative performance. Spotify was the leading contributor.

•An underweight allocation to the Real Estate sector contributed.

•Favorable stock selection in the Health Care sector further aided relative performance, which was partially offset by an overweight allocation. Intuitive Surgical was the leading contributor in the Health Care sector.

Top Detractors:

•Stock selection in the Information Technology sector detracted from relative performance. An underweight allocation to Broadcom and out-of-benchmark ASML (Netherlands) were notable detractors in the sector.

•Unfavorable stock selection in the Consumer Discretionary sector hindered relative returns. An allocation to out-of-benchmark Rivian Automotive and underweight allocation to Tesla were notable detractors in the sector.

•Unfavorable stock selection in the Financials sector, coupled with an overweight allocation, also weighed on relative performance. Charles Schwab was a key detractor.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $36,717	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$11,078	$10,048	$10,567
12/2016	$11,273	$11,327	$11,314
12/2017	$15,089	$13,721	$14,733
12/2018	$14,948	$13,002	$14,510
12/2019	$19,580	$17,035	$19,790
12/2020	$26,815	$20,593	$27,408
12/2021	$32,238	$25,877	$34,971
12/2022	$19,193	$20,907	$24,782
12/2023	$28,177	$26,334	$35,358
12/2024	$36,717	$32,604	$47,152

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Growth Portfolio - Class A	30.31%	13.40%	13.89%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 2,279,567,751
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 11,688,167
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,279,567,751
# of Portfolio Investments	89
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$11,688,167

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	0.1
Materials	0.6
Industrials	1.9
Financials	6.6
Health Care	9.1
Communication Services	14.8
Consumer Discretionary	17.0
Information Technology	48.9

Top Countries

Value	Value
Germany	0.3
Brazil	0.3
Taiwan	0.5
Italy	0.6
South Korea	0.7
Canada	1.2
Netherlands	1.3
United States	94.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	12.5
NVIDIA Corp.	11.1
Apple, Inc.	10.2
Amazon.com, Inc.	9.0
Alphabet, Inc.	6.7
Meta Platforms, Inc.	4.9
Eli Lilly & Co.	2.9
Visa, Inc.	2.7
Tesla, Inc.	2.5
Mastercard, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017849
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$91	0.79%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio delivered positive returns for the twelve months ended December 31, 2024, but underperformed its benchmark, the Russell 1000 Growth Index. Overall, stock selection drove relative underperformance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•An overweight allocation in the Communication Services sector, coupled with stock selection, contributed to relative performance. Spotify was the leading contributor.

•An underweight allocation to the Real Estate sector contributed.

•Favorable stock selection in the Health Care sector further aided relative performance, which was partially offset by an overweight allocation. Intuitive Surgical was the leading contributor in the Health Care sector.

Top Detractors:

•Stock selection in the Information Technology sector detracted from relative performance. An underweight allocation to Broadcom and out-of-benchmark ASML (Netherlands) were notable detractors in the sector.

•Unfavorable stock selection in the Consumer Discretionary sector hindered relative returns. An allocation to out-of-benchmark Rivian Automotive and underweight allocation to Tesla were notable detractors in the sector.

•Unfavorable stock selection in the Financials sector, coupled with an overweight allocation, also weighed on relative performance. Charles Schwab was a key detractor.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $35,809	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$11,051	$10,048	$10,567
12/2016	$11,220	$11,327	$11,314
12/2017	$14,976	$13,721	$14,733
12/2018	$14,804	$13,002	$14,510
12/2019	$19,332	$17,035	$19,790
12/2020	$26,416	$20,593	$27,408
12/2021	$31,686	$25,877	$34,971
12/2022	$18,800	$20,907	$24,782
12/2023	$27,549	$26,334	$35,358
12/2024	$35,809	$32,604	$47,152

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Growth Portfolio - Class B	29.98%	13.12%	13.61%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 2,279,567,751
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 11,688,167
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,279,567,751
# of Portfolio Investments	89
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$11,688,167

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	0.1
Materials	0.6
Industrials	1.9
Financials	6.6
Health Care	9.1
Communication Services	14.8
Consumer Discretionary	17.0
Information Technology	48.9

Top Countries

Value	Value
Germany	0.3
Brazil	0.3
Taiwan	0.5
Italy	0.6
South Korea	0.7
Canada	1.2
Netherlands	1.3
United States	94.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	12.5
NVIDIA Corp.	11.1
Apple, Inc.	10.2
Amazon.com, Inc.	9.0
Alphabet, Inc.	6.7
Meta Platforms, Inc.	4.9
Eli Lilly & Co.	2.9
Visa, Inc.	2.7
Tesla, Inc.	2.5
Mastercard, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017850
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio delivered positive returns for the twelve months ended December 31, 2024, but underperformed its benchmark, the Russell 1000 Growth Index. Overall, stock selection drove relative underperformance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•An overweight allocation in the Communication Services sector, coupled with stock selection, contributed to relative performance. Spotify was the leading contributor.

•An underweight allocation to the Real Estate sector contributed.

•Favorable stock selection in the Health Care sector further aided relative performance, which was partially offset by an overweight allocation. Intuitive Surgical was the leading contributor in the Health Care sector.

Top Detractors:

•Stock selection in the Information Technology sector detracted from relative performance. An underweight allocation to Broadcom and out-of-benchmark ASML (Netherlands) were notable detractors in the sector.

•Unfavorable stock selection in the Consumer Discretionary sector hindered relative returns. An allocation to out-of-benchmark Rivian Automotive and underweight allocation to Tesla were notable detractors in the sector.

•Unfavorable stock selection in the Financials sector, coupled with an overweight allocation, also weighed on relative performance. Charles Schwab was a key detractor.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $36,170	Russell 3000 Index $32,604	Russell 1000 Growth Index $47,152
12/2014	$10,000	$10,000	$10,000
12/2015	$11,063	$10,048	$10,567
12/2016	$11,241	$11,327	$11,314
12/2017	$15,025	$13,721	$14,733
12/2018	$14,867	$13,002	$14,510
12/2019	$19,430	$17,035	$19,790
12/2020	$26,579	$20,593	$27,408
12/2021	$31,915	$25,877	$34,971
12/2022	$18,965	$20,907	$24,782
12/2023	$27,814	$26,334	$35,358
12/2024	$36,170	$32,604	$47,152

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Large Cap Growth Portfolio - Class E	30.04%	13.23%	13.72%
Russell 3000 Index	23.81%	13.86%	12.55%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

AssetsNet	$ 2,279,567,751
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 11,688,167
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,279,567,751
# of Portfolio Investments	89
Portfolio Turnover Rate	31%
Total Advisory Fees Paid	$11,688,167

Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	0.1
Materials	0.6
Industrials	1.9
Financials	6.6
Health Care	9.1
Communication Services	14.8
Consumer Discretionary	17.0
Information Technology	48.9

Top Countries

Value	Value
Germany	0.3
Brazil	0.3
Taiwan	0.5
Italy	0.6
South Korea	0.7
Canada	1.2
Netherlands	1.3
United States	94.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	12.5
NVIDIA Corp.	11.1
Apple, Inc.	10.2
Amazon.com, Inc.	9.0
Alphabet, Inc.	6.7
Meta Platforms, Inc.	4.9
Eli Lilly & Co.	2.9
Visa, Inc.	2.7
Tesla, Inc.	2.5
Mastercard, Inc.	2.2

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017851
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.48%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio posted positive returns and outperformed the benchmark, the MSCI U.S. Small Cap Growth Index. Overall, security selection drove relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•The Consumer Discretionary sector was a notable contributor to relative returns, driven by stock selection such as Carvana.

•The Health Care sector contributed to relative returns, driven by stock selection such as Insmed.

•The Industrials sector boosted relative results, driven by favorable security selection such as Vertiv Holdings.

Top Detractors:

•Stock selection in Information Technology (“IT”) was a detractor from relative results.

•An overweight allocation to the IT sector also hampered relative returns but to a smaller extent.

•Holdings such as an overweight allocation to MicroStrategy within the IT sector detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $26,166	Russell 3000 Index $32,604	MSCI U.S. Small Cap Growth Index $24,369
12/2014	$10,000	$10,000	$10,000
12/2015	$10,271	$10,048	$9,695
12/2016	$11,477	$11,327	$10,998
12/2017	$14,103	$13,721	$13,358
12/2018	$13,180	$13,002	$12,151
12/2019	$17,550	$17,035	$15,736
12/2020	$21,821	$20,593	$21,545
12/2021	$24,367	$25,877	$24,026
12/2022	$18,968	$20,907	$17,741
12/2023	$23,059	$26,334	$21,691
12/2024	$26,166	$32,604	$24,369

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Small Cap Growth Portfolio - Class A	13.47%	8.32%	10.10%
Russell 3000 Index	23.81%	13.86%	12.55%
MSCI U.S. Small Cap Growth Index	12.35%	9.14%	9.32%

AssetsNet	$ 1,123,072,631
Holdings Count | Holding	361
Advisory Fees Paid, Amount	$ 5,437,076
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,123,072,631
# of Portfolio Investments	361
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$5,437,076

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.4
Communication Services	2.0
Energy	4.1
Consumer Staples	4.8
Materials	4.9
Financials	6.4
Consumer Discretionary	13.5
Information Technology	19.8
Health Care	20.5
Industrials	23.0

Top 10 Countries

Value	Value
Denmark	0.1
Ireland	0.1
Netherlands	0.1
Singapore	0.1
Israel	0.2
United Kingdom	0.6
Puerto Rico	0.6
Thailand	0.7
Canada	0.8
United States	96.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Sprouts Farmers Market, Inc.	1.1
Murphy USA, Inc.	1.0
Encompass Health Corp.	0.9
Rambus, Inc.	0.9
Ensign Group, Inc.	0.8
Coca-Cola Consolidated, Inc.	0.8
Descartes Systems Group, Inc.	0.8
Fabrinet	0.7
Wingstop, Inc.	0.7
Louisiana-Pacific Corp.	0.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017852
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio posted positive returns and outperformed the benchmark, the MSCI U.S. Small Cap Growth Index. Overall, security selection drove relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•The Consumer Discretionary sector was a notable contributor to relative returns, driven by stock selection such as Carvana.

•The Health Care sector contributed to relative returns, driven by stock selection such as Insmed.

•The Industrials sector boosted relative results, driven by favorable security selection such as Vertiv Holdings.

Top Detractors:

•Stock selection in Information Technology (“IT”) was a detractor from relative results.

•An overweight allocation to the IT sector also hampered relative returns but to a smaller extent.

•Holdings such as an overweight allocation to MicroStrategy within the IT sector detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $25,523	Russell 3000 Index $32,604	MSCI U.S. Small Cap Growth Index $24,369
12/2014	$10,000	$10,000	$10,000
12/2015	$10,246	$10,048	$9,695
12/2016	$11,423	$11,327	$10,998
12/2017	$13,997	$13,721	$13,358
12/2018	$13,048	$13,002	$12,151
12/2019	$17,332	$17,035	$15,736
12/2020	$21,500	$20,593	$21,545
12/2021	$23,941	$25,877	$24,026
12/2022	$18,592	$20,907	$17,741
12/2023	$22,548	$26,334	$21,691
12/2024	$25,523	$32,604	$24,369

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Small Cap Growth Portfolio - Class B	13.20%	8.05%	9.82%
Russell 3000 Index	23.81%	13.86%	12.55%
MSCI U.S. Small Cap Growth Index	12.35%	9.14%	9.32%

AssetsNet	$ 1,123,072,631
Holdings Count | Holding	361
Advisory Fees Paid, Amount	$ 5,437,076
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,123,072,631
# of Portfolio Investments	361
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$5,437,076

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.4
Communication Services	2.0
Energy	4.1
Consumer Staples	4.8
Materials	4.9
Financials	6.4
Consumer Discretionary	13.5
Information Technology	19.8
Health Care	20.5
Industrials	23.0

Top 10 Countries

Value	Value
Denmark	0.1
Ireland	0.1
Netherlands	0.1
Singapore	0.1
Israel	0.2
United Kingdom	0.6
Puerto Rico	0.6
Thailand	0.7
Canada	0.8
United States	96.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Sprouts Farmers Market, Inc.	1.1
Murphy USA, Inc.	1.0
Encompass Health Corp.	0.9
Rambus, Inc.	0.9
Ensign Group, Inc.	0.8
Coca-Cola Consolidated, Inc.	0.8
Descartes Systems Group, Inc.	0.8
Fabrinet	0.7
Wingstop, Inc.	0.7
Louisiana-Pacific Corp.	0.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017853
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio posted positive returns and outperformed the benchmark, the MSCI U.S. Small Cap Growth Index. Overall, security selection drove relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•The Consumer Discretionary sector was a notable contributor to relative returns, driven by stock selection such as Carvana.

•The Health Care sector contributed to relative returns, driven by stock selection such as Insmed.

•The Industrials sector boosted relative results, driven by favorable security selection such as Vertiv Holdings.

Top Detractors:

•Stock selection in Information Technology (“IT”) was a detractor from relative results.

•An overweight allocation to the IT sector also hampered relative returns but to a smaller extent.

•Holdings such as an overweight allocation to MicroStrategy within the IT sector detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $25,777	Russell 3000 Index $32,604	MSCI U.S. Small Cap Growth Index $24,369
12/2014	$10,000	$10,000	$10,000
12/2015	$10,261	$10,048	$9,695
12/2016	$11,446	$11,327	$10,998
12/2017	$14,043	$13,721	$13,358
12/2018	$13,107	$13,002	$12,151
12/2019	$17,419	$17,035	$15,736
12/2020	$21,634	$20,593	$21,545
12/2021	$24,120	$25,877	$24,026
12/2022	$18,745	$20,907	$17,741
12/2023	$22,761	$26,334	$21,691
12/2024	$25,777	$32,604	$24,369

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Small Cap Growth Portfolio - Class E	13.25%	8.15%	9.93%
Russell 3000 Index	23.81%	13.86%	12.55%
MSCI U.S. Small Cap Growth Index	12.35%	9.14%	9.32%

AssetsNet	$ 1,123,072,631
Holdings Count | Holding	361
Advisory Fees Paid, Amount	$ 5,437,076
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,123,072,631
# of Portfolio Investments	361
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$5,437,076

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.4
Communication Services	2.0
Energy	4.1
Consumer Staples	4.8
Materials	4.9
Financials	6.4
Consumer Discretionary	13.5
Information Technology	19.8
Health Care	20.5
Industrials	23.0

Top 10 Countries

Value	Value
Denmark	0.1
Ireland	0.1
Netherlands	0.1
Singapore	0.1
Israel	0.2
United Kingdom	0.6
Puerto Rico	0.6
Thailand	0.7
Canada	0.8
United States	96.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Sprouts Farmers Market, Inc.	1.1
Murphy USA, Inc.	1.0
Encompass Health Corp.	0.9
Rambus, Inc.	0.9
Ensign Group, Inc.	0.8
Coca-Cola Consolidated, Inc.	0.8
Descartes Systems Group, Inc.	0.8
Fabrinet	0.7
Wingstop, Inc.	0.7
Louisiana-Pacific Corp.	0.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000150813
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

For the twelve months ended December 31, 2024, the Portfolio posted positive returns and outperformed the benchmark, the MSCI U.S. Small Cap Growth Index. Overall, security selection drove relative performance. U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Market volatility increased, however, amid concerns that President-elect Trump’s plans to implement tariffs on various imports could lead to higher inflation, while his expected tax policies could stimulate an already strong economy and hinder the U.S. Federal Reserve’s ability to reduce short-term interest rates.

Top Contributors:

•The Consumer Discretionary sector was a notable contributor to relative returns, driven by stock selection such as Carvana.

•The Health Care sector contributed to relative returns, driven by stock selection such as Insmed.

•The Industrials sector boosted relative results, driven by favorable security selection such as Vertiv Holdings.

Top Detractors:

•Stock selection in Information Technology (“IT”) was a detractor from relative results.

•An overweight allocation to the IT sector also hampered relative returns but to a smaller extent.

•Holdings such as an overweight allocation to MicroStrategy within the IT sector detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class G $25,341	Russell 3000 Index $32,604	MSCI U.S. Small Cap Growth Index $24,369
12/2014	$10,000	$10,000	$10,000
12/2015	$10,251	$10,048	$9,695
12/2016	$11,392	$11,327	$10,998
12/2017	$13,951	$13,721	$13,358
12/2018	$12,997	$13,002	$12,151
12/2019	$17,254	$17,035	$15,736
12/2020	$21,395	$20,593	$21,545
12/2021	$23,822	$25,877	$24,026
12/2022	$18,486	$20,907	$17,741
12/2023	$22,413	$26,334	$21,691
12/2024	$25,341	$32,604	$24,369

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
T. Rowe Price Small Cap Growth Portfolio - Class G	13.07%	7.99%	9.74%
Russell 3000 Index	23.81%	13.86%	12.55%
MSCI U.S. Small Cap Growth Index	12.35%	9.14%	9.32%

AssetsNet	$ 1,123,072,631
Holdings Count | Holding	361
Advisory Fees Paid, Amount	$ 5,437,076
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,123,072,631
# of Portfolio Investments	361
Portfolio Turnover Rate	42%
Total Advisory Fees Paid	$5,437,076

Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	0.4
Communication Services	2.0
Energy	4.1
Consumer Staples	4.8
Materials	4.9
Financials	6.4
Consumer Discretionary	13.5
Information Technology	19.8
Health Care	20.5
Industrials	23.0

Top 10 Countries

Value	Value
Denmark	0.1
Ireland	0.1
Netherlands	0.1
Singapore	0.1
Israel	0.2
United Kingdom	0.6
Puerto Rico	0.6
Thailand	0.7
Canada	0.8
United States	96.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

Sprouts Farmers Market, Inc.	1.1
Murphy USA, Inc.	1.0
Encompass Health Corp.	0.9
Rambus, Inc.	0.9
Ensign Group, Inc.	0.8
Coca-Cola Consolidated, Inc.	0.8
Descartes Systems Group, Inc.	0.8
Fabrinet	0.7
Wingstop, Inc.	0.7
Louisiana-Pacific Corp.	0.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069951
Shareholder Report [Line Items]
Fund Name	VanEck Global Natural Resources Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.77%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the S&P Global Natural Resources Index, over the twelve-month period ended December 31, 2024. Security selection in the Oil & Gas and Agriculture sectors emerged as the largest contributors to relative performance. Additionally, overweight positioning and strong security selection in Gold & Precious Metals further boosted results. However, the Portfolio’s underweight allocation to Paper & Forest Products represented the largest detractor from relative returns. On the whole, 2024 presented several challenges for resource equities, including China's weaker-than-expected recovery, a subdued global growth outlook, and the anticipation of higher tariffs under the new administration. These factors particularly impacted the asset class during the latter months of the year.

Top Contributors:

•Out of benchmark positions in Pilgrim’s Pride, PetroChina, Kinross, and JBS.

•Zero exposure to BHP Group.

Top Detractors:

•Zero exposure to DS Smith, Smurfit WestRock, and International Paper Company.

•Out of benchmark positions in Sunnova Energy and Arcadium Lithium.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $11,438	Russell 3000 Index $32,604	S&P Global Natural Resources Index $16,772	S&P North American Natural Resources Sector Index $15,862
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$6,736	$10,048	$7,600	$7,572
12/2016	$9,718	$11,327	$10,054	$9,910
12/2017	$9,658	$13,721	$12,332	$10,032
12/2018	$6,892	$13,002	$10,782	$7,918
12/2019	$7,759	$17,035	$12,636	$9,314
12/2020	$9,434	$20,593	$12,723	$7,544
12/2021	$11,210	$25,877	$15,928	$10,557
12/2022	$12,134	$20,907	$17,573	$14,154
12/2023	$11,710	$26,334	$18,289	$14,672
12/2024	$11,438	$32,604	$16,772	$15,862

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
VanEck Global Natural Resources Portfolio - Class A	(2.33%)	8.07%	1.35%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P Global Natural Resources Index	(8.30%)	5.83%	5.31%
S&P North American Natural Resources Sector Index	8.11%	11.23%	4.72%

AssetsNet	$ 728,914,149
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 5,915,083
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$728,914,149
# of Portfolio Investments	88
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,915,083

Holdings [Text Block]

Top Sectors

Value	Value
Utilities	1.6
Financials	2.0
Real Estate	2.0
Industrials	7.2
Consumer Staples	9.5
Energy	34.6
Materials	41.5

Top 10 Countries

Value	Value
Netherlands	0.8
United Kingdom	0.9
Turkey	0.9
China	1.2
Brazil	1.7
South Africa	3.7
Australia	4.8
France	5.1
Canada	18.1
United States	60.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Exxon Mobil Corp.	4.8
Shell PLC	4.8
Freeport-McMoRan, Inc.	3.0
TotalEnergies SE	3.0
JBS SA	3.0
Glencore PLC	3.0
Anglo American PLC	2.8
Corteva, Inc.	2.7
Chevron Corp.	2.5
MasTec, Inc.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069952
Shareholder Report [Line Items]
Fund Name	VanEck Global Natural Resources Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$101	1.02%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The Portfolio outperformed its benchmark, the S&P Global Natural Resources Index, over the twelve-month period ended December 31, 2024. Security selection in the Oil & Gas and Agriculture sectors emerged as the largest contributors to relative performance. Additionally, overweight positioning and strong security selection in Gold & Precious Metals further boosted results. However, the Portfolio’s underweight allocation to Paper & Forest Products represented the largest detractor from relative returns. On the whole, 2024 presented several challenges for resource equities, including China's weaker-than-expected recovery, a subdued global growth outlook, and the anticipation of higher tariffs under the new administration. These factors particularly impacted the asset class during the latter months of the year.

Top Contributors:

•Out of benchmark positions in Pilgrim’s Pride, PetroChina, Kinross, and JBS.

•Zero exposure to BHP Group.

Top Detractors:

•Zero exposure to DS Smith, Smurfit WestRock, and International Paper Company.

•Out of benchmark positions in Sunnova Energy and Arcadium Lithium.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $11,160	Russell 3000 Index $32,604	S&P Global Natural Resources Index $16,772	S&P North American Natural Resources Sector Index $15,862
12/2014	$10,000	$10,000	$10,000	$10,000
12/2015	$6,724	$10,048	$7,600	$7,572
12/2016	$9,666	$11,327	$10,054	$9,910
12/2017	$9,594	$13,721	$12,332	$10,032
12/2018	$6,826	$13,002	$10,782	$7,918
12/2019	$7,669	$17,035	$12,636	$9,314
12/2020	$9,293	$20,593	$12,723	$7,544
12/2021	$11,013	$25,877	$15,928	$10,557
12/2022	$11,891	$20,907	$17,573	$14,154
12/2023	$11,459	$26,334	$18,289	$14,672
12/2024	$11,160	$32,604	$16,772	$15,862

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
VanEck Global Natural Resources Portfolio - Class B	(2.60%)	7.79%	1.10%
Russell 3000 Index	23.81%	13.86%	12.55%
S&P Global Natural Resources Index	(8.30%)	5.83%	5.31%
S&P North American Natural Resources Sector Index	8.11%	11.23%	4.72%

AssetsNet	$ 728,914,149
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 5,915,083
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$728,914,149
# of Portfolio Investments	88
Portfolio Turnover Rate	63%
Total Advisory Fees Paid	$5,915,083

Holdings [Text Block]

Top Sectors

Value	Value
Utilities	1.6
Financials	2.0
Real Estate	2.0
Industrials	7.2
Consumer Staples	9.5
Energy	34.6
Materials	41.5

Top 10 Countries

Value	Value
Netherlands	0.8
United Kingdom	0.9
Turkey	0.9
China	1.2
Brazil	1.7
South Africa	3.7
Australia	4.8
France	5.1
Canada	18.1
United States	60.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Exxon Mobil Corp.	4.8
Shell PLC	4.8
Freeport-McMoRan, Inc.	3.0
TotalEnergies SE	3.0
JBS SA	3.0
Glencore PLC	3.0
Anglo American PLC	2.8
Corteva, Inc.	2.7
Chevron Corp.	2.5
MasTec, Inc.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017842
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The fixed-income market experienced volatility in 2024, including fluctuating U.S. Treasury yields which ultimately ended the year higher, while credit spreads on most spread sectors tightened generating positive excess returns. Inflation continued to slow, bringing it close to the U.S. Federal Reserve's (the "Fed") target of 2%, which allowed the Fed to finally cut interest rates by 100 basis points over the course of the year. The Western Asset Management Strategic Bond Opporttunities Portfolio outperfomed the Bloomberg U.S. Aggregate Bond Index over the 12-month period that ended on December 31, 2024, which was driven by positive asset allocation.

Top Contributors:

•The most significant contributor to performance was the Portfolio's tactical credit exposure, including High Yield Corporates and Bank Loans as spreads tightened over the year.

•The Portfolio’s exposure to Structured Products was also a positive contributor in the aggregate as spreads generally tightened, and was driven mainly by non-Agency Mortgage-Backed Securities and Collateralized Loan Obligations.

Top Detractors:

•The Portfolio’s Emerging Markets currency positioning detracted, driven by Mexican peso and Brazilian real exposure, as both currencies weakened versus the U.S. Dollar.

•The Portfolio’s macro positioning, including the effects of both duration and yield curve, detracted. Yield curve positioning, where duration was overweight versus the index in short- to intermediate-dated maturities, detracted and offset the positive effect of overall underweight duration exposure as Treasury yields rose.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $13,373	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$9,828	$10,055
12/2016	$10,669	$10,321
12/2017	$11,547	$10,687
12/2018	$11,108	$10,688
12/2019	$12,718	$11,620
12/2020	$13,597	$12,492
12/2021	$13,980	$12,299
12/2022	$11,651	$10,699
12/2023	$12,751	$11,291
12/2024	$13,373	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Western Asset Management Strategic Bond Opportunities Portfolio - Class A	4.88%	1.01%	2.95%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 2,015,816,316
Holdings Count | Holding	924
Advisory Fees Paid, Amount	$ 11,283,567
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,015,816,316
# of Portfolio Investments	924
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$11,283,567

Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.0Footnote Reference*
Common Stocks	0.0Footnote Reference*
Convertible Bonds	0.2
Convertible Preferred Stocks	0.3
Short-Term Investments	0.7
Foreign Government	5.6
U.S. Treasury & Government Agencies	8.0
Asset-Backed Securities	11.0
Mortgage-Backed Securities	13.8
Floating Rate Loans	17.7
Corporate Bonds & Notes	40.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.9
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.5
Mcclatchy Media Co. LLC	1.4
Mexico Bonos	1.4
CSC Holdings LLC	1.2
Occidental Petroleum Corp.	1.1
BX Commercial Mortgage Trust	1.1
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
CSMC Trust	1.1
Inter-American Development Bank	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017843
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$83	0.81%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The fixed-income market experienced volatility in 2024, including fluctuating U.S. Treasury yields which ultimately ended the year higher, while credit spreads on most spread sectors tightened generating positive excess returns. Inflation continued to slow, bringing it close to the U.S. Federal Reserve's (the "Fed") target of 2%, which allowed the Fed to finally cut interest rates by 100 basis points over the course of the year. The Western Asset Management Strategic Bond Opporttunities Portfolio outperfomed the Bloomberg U.S. Aggregate Bond Index over the 12-month period that ended on December 31, 2024, which was driven by positive asset allocation.

Top Contributors:

•The most significant contributor to performance was the Portfolio's tactical credit exposure, including High Yield Corporates and Bank Loans as spreads tightened over the year.

•The Portfolio’s exposure to Structured Products was also a positive contributor in the aggregate as spreads generally tightened, and was driven mainly by non-Agency Mortgage-Backed Securities and Collateralized Loan Obligations.

Top Detractors:

•The Portfolio’s Emerging Markets currency positioning detracted, driven by Mexican peso and Brazilian real exposure, as both currencies weakened versus the U.S. Dollar.

•The Portfolio’s macro positioning, including the effects of both duration and yield curve, detracted. Yield curve positioning, where duration was overweight versus the index in short- to intermediate-dated maturities, detracted and offset the positive effect of overall underweight duration exposure as Treasury yields rose.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $13,034	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$9,800	$10,055
12/2016	$10,614	$10,321
12/2017	$11,455	$10,687
12/2018	$10,994	$10,688
12/2019	$12,559	$11,620
12/2020	$13,390	$12,492
12/2021	$13,739	$12,299
12/2022	$11,413	$10,699
12/2023	$12,465	$11,291
12/2024	$13,034	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Western Asset Management Strategic Bond Opportunities Portfolio - Class B	4.57%	0.75%	2.69%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 2,015,816,316
Holdings Count | Holding	924
Advisory Fees Paid, Amount	$ 11,283,567
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,015,816,316
# of Portfolio Investments	924
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$11,283,567

Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.0Footnote Reference*
Common Stocks	0.0Footnote Reference*
Convertible Bonds	0.2
Convertible Preferred Stocks	0.3
Short-Term Investments	0.7
Foreign Government	5.6
U.S. Treasury & Government Agencies	8.0
Asset-Backed Securities	11.0
Mortgage-Backed Securities	13.8
Floating Rate Loans	17.7
Corporate Bonds & Notes	40.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.9
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.5
Mcclatchy Media Co. LLC	1.4
Mexico Bonos	1.4
CSC Holdings LLC	1.2
Occidental Petroleum Corp.	1.1
BX Commercial Mortgage Trust	1.1
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
CSMC Trust	1.1
Inter-American Development Bank	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017844
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$73	0.71%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The fixed-income market experienced volatility in 2024, including fluctuating U.S. Treasury yields which ultimately ended the year higher, while credit spreads on most spread sectors tightened generating positive excess returns. Inflation continued to slow, bringing it close to the U.S. Federal Reserve's (the "Fed") target of 2%, which allowed the Fed to finally cut interest rates by 100 basis points over the course of the year. The Western Asset Management Strategic Bond Opporttunities Portfolio outperfomed the Bloomberg U.S. Aggregate Bond Index over the 12-month period that ended on December 31, 2024, which was driven by positive asset allocation.

Top Contributors:

•The most significant contributor to performance was the Portfolio's tactical credit exposure, including High Yield Corporates and Bank Loans as spreads tightened over the year.

•The Portfolio’s exposure to Structured Products was also a positive contributor in the aggregate as spreads generally tightened, and was driven mainly by non-Agency Mortgage-Backed Securities and Collateralized Loan Obligations.

Top Detractors:

•The Portfolio’s Emerging Markets currency positioning detracted, driven by Mexican peso and Brazilian real exposure, as both currencies weakened versus the U.S. Dollar.

•The Portfolio’s macro positioning, including the effects of both duration and yield curve, detracted. Yield curve positioning, where duration was overweight versus the index in short- to intermediate-dated maturities, detracted and offset the positive effect of overall underweight duration exposure as Treasury yields rose.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $13,171	Bloomberg U.S. Aggregate Bond Index $11,432
12/2014	$10,000	$10,000
12/2015	$9,810	$10,055
12/2016	$10,642	$10,321
12/2017	$11,492	$10,687
12/2018	$11,042	$10,688
12/2019	$12,620	$11,620
12/2020	$13,475	$12,492
12/2021	$13,837	$12,299
12/2022	$11,515	$10,699
12/2023	$12,586	$11,291
12/2024	$13,171	$11,432

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Western Asset Management Strategic Bond Opportunities Portfolio - Class E	4.65%	0.86%	2.79%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

AssetsNet	$ 2,015,816,316
Holdings Count | Holding	924
Advisory Fees Paid, Amount	$ 11,283,567
InvestmentCompanyPortfolioTurnover	53.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,015,816,316
# of Portfolio Investments	924
Portfolio Turnover Rate	53%
Total Advisory Fees Paid	$11,283,567

Holdings [Text Block]

Asset Allocation

Value	Value
Municipals	0.0Footnote Reference*
Common Stocks	0.0Footnote Reference*
Convertible Bonds	0.2
Convertible Preferred Stocks	0.3
Short-Term Investments	0.7
Foreign Government	5.6
U.S. Treasury & Government Agencies	8.0
Asset-Backed Securities	11.0
Mortgage-Backed Securities	13.8
Floating Rate Loans	17.7
Corporate Bonds & Notes	40.4
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.9
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.5
Mcclatchy Media Co. LLC	1.4
Mexico Bonos	1.4
CSC Holdings LLC	1.2
Occidental Petroleum Corp.	1.1
BX Commercial Mortgage Trust	1.1
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.1
CSMC Trust	1.1
Inter-American Development Bank	1.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017845
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The fixed-income market experienced volatility in 2024, including fluctuating U.S. Treasury yields which ultimately ended the year higher, while credit spreads on most spread sectors tightened, generating positive excess returns. U.S. data releases reinforced the trend of a resilient labor market and above trend economic growth. Inflation continued to slow, bringing it close to the U.S. Federal Reserve's (the "Fed") target of 2%, which allowed the Fed to finally cut interest rates by 100 basis points over the course of the year. Inflation data -- headline and core Consumer Price Index readings released in December both rose 0.3% month-over-month ("MoM"), and 2.7% and 3.3% year-over-year ("YoY"), respectively. Core Personal Consumption Expenditures price index inflation, which the Fed targets and which excludes food and energy prices, rose 0.1% MoM and 2.8% YoY. Risk assets were weaker as credit spreads generally widened, the S&P 500 Index fell and the U.S. dollar strengthened versus most currencies.

Top Contributors:

•The most significant contributor to the Portfolio’s performance relative to the benchmark over the 12-month period was the Government Agency allocation.

•The Portfolio’s yield curve exposure was the second largest contributor to excess return.

•The Portfolio’s Agency Mortgage-Backed Securities positioning was the third largest contributor to excess return.

Top Detractors:

•The Portfolio’s duration positioning was the only detractor to performance over the year.

•Duration detracted from performance over the periods of February, April, October and December given the excess duration stance relative to the benchmark over those periods.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class A $11,251	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. Intermediate Government Bond Index $11,308
12/2014	$10,000	$10,000	$10,000
12/2015	$10,057	$10,055	$10,118
12/2016	$10,186	$10,321	$10,225
12/2017	$10,383	$10,687	$10,341
12/2018	$10,484	$10,688	$10,488
12/2019	$11,116	$11,620	$11,034
12/2020	$11,699	$12,492	$11,666
12/2021	$11,521	$12,299	$11,469
12/2022	$10,483	$10,699	$10,582
12/2023	$10,994	$11,291	$11,038
12/2024	$11,251	$11,432	$11,308

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Western Asset Management U.S. Government Portfolio - Class A	2.34%	0.24%	1.19%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

AssetsNet	$ 1,306,226,785
Holdings Count | Holding	862
Advisory Fees Paid, Amount	$ 6,486,858
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,306,226,785
# of Portfolio Investments	862
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$6,486,858

Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Short-Term Investments	0.5
Corporate Bonds & Notes	4.2
Foreign Government	4.2
Mortgage-Backed Securities	4.5
U.S. Treasury & Government Agencies	92.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	14.2
U.S. Treasury Notes	13.7
Federal Home Loan Mortgage Corp.	11.6
Federal Farm Credit Banks Funding Corp.	8.6
Resolution Funding Corp. Principal STRIPS	7.2
Government National Mortgage Association	7.2
Federal Home Loan Banks	6.9
Uniform Mortgage-Backed Security, TBA	4.6
U.S. Treasury Inflation-Indexed Notes	3.6
Private Export Funding Corp.	3.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017846
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$76	0.75%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The fixed-income market experienced volatility in 2024, including fluctuating U.S. Treasury yields which ultimately ended the year higher, while credit spreads on most spread sectors tightened, generating positive excess returns. U.S. data releases reinforced the trend of a resilient labor market and above trend economic growth. Inflation continued to slow, bringing it close to the U.S. Federal Reserve's (the "Fed") target of 2%, which allowed the Fed to finally cut interest rates by 100 basis points over the course of the year. Inflation data -- headline and core Consumer Price Index readings released in December both rose 0.3% month-over-month ("MoM"), and 2.7% and 3.3% year-over-year ("YoY"), respectively. Core Personal Consumption Expenditures price index inflation, which the Fed targets and which excludes food and energy prices, rose 0.1% MoM and 2.8% YoY. Risk assets were weaker as credit spreads generally widened, the S&P 500 Index fell and the U.S. dollar strengthened versus most currencies.

Top Contributors:

•The most significant contributor to the Portfolio’s performance relative to the benchmark over the 12-month period was the Government Agency allocation.

•The Portfolio’s yield curve exposure was the second largest contributor to excess return.

•The Portfolio’s Agency Mortgage-Backed Securities positioning was the third largest contributor to excess return.

Top Detractors:

•The Portfolio’s duration positioning was the only detractor to performance over the year.

•Duration detracted from performance over the periods of February, April, October and December given the excess duration stance relative to the benchmark over those periods.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class B $10,971	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. Intermediate Government Bond Index $11,308
12/2014	$10,000	$10,000	$10,000
12/2015	$10,031	$10,055	$10,118
12/2016	$10,133	$10,321	$10,225
12/2017	$10,303	$10,687	$10,341
12/2018	$10,375	$10,688	$10,488
12/2019	$10,974	$11,620	$11,034
12/2020	$11,513	$12,492	$11,666
12/2021	$11,310	$12,299	$11,469
12/2022	$10,273	$10,699	$10,582
12/2023	$10,745	$11,291	$11,038
12/2024	$10,971	$11,432	$11,308

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Western Asset Management U.S. Government Portfolio - Class B	2.09%	(0.01%)	0.93%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

AssetsNet	$ 1,306,226,785
Holdings Count | Holding	862
Advisory Fees Paid, Amount	$ 6,486,858
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,306,226,785
# of Portfolio Investments	862
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$6,486,858

Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Short-Term Investments	0.5
Corporate Bonds & Notes	4.2
Foreign Government	4.2
Mortgage-Backed Securities	4.5
U.S. Treasury & Government Agencies	92.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	14.2
U.S. Treasury Notes	13.7
Federal Home Loan Mortgage Corp.	11.6
Federal Farm Credit Banks Funding Corp.	8.6
Resolution Funding Corp. Principal STRIPS	7.2
Government National Mortgage Association	7.2
Federal Home Loan Banks	6.9
Uniform Mortgage-Backed Security, TBA	4.6
U.S. Treasury Inflation-Indexed Notes	3.6
Private Export Funding Corp.	3.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017847
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last year?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$66	0.65%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

Management Discussion of Portfolio Performance

The fixed-income market experienced volatility in 2024, including fluctuating U.S. Treasury yields which ultimately ended the year higher, while credit spreads on most spread sectors tightened, generating positive excess returns. U.S. data releases reinforced the trend of a resilient labor market and above trend economic growth. Inflation continued to slow, bringing it close to the U.S. Federal Reserve's (the "Fed") target of 2%, which allowed the Fed to finally cut interest rates by 100 basis points over the course of the year. Inflation data -- headline and core Consumer Price Index readings released in December both rose 0.3% month-over-month ("MoM"), and 2.7% and 3.3% year-over-year ("YoY"), respectively. Core Personal Consumption Expenditures price index inflation, which the Fed targets and which excludes food and energy prices, rose 0.1% MoM and 2.8% YoY. Risk assets were weaker as credit spreads generally widened, the S&P 500 Index fell and the U.S. dollar strengthened versus most currencies.

Top Contributors:

•The most significant contributor to the Portfolio’s performance relative to the benchmark over the 12-month period was the Government Agency allocation.

•The Portfolio’s yield curve exposure was the second largest contributor to excess return.

•The Portfolio’s Agency Mortgage-Backed Securities positioning was the third largest contributor to excess return.

Top Detractors:

•The Portfolio’s duration positioning was the only detractor to performance over the year.

•Duration detracted from performance over the periods of February, April, October and December given the excess duration stance relative to the benchmark over those periods.

Performance Past Does Not Indicate Future [Text]	This performance information represents past performance and is not indicative of future results.
Line Graph [Table Text Block]
	Class E $11,086	Bloomberg U.S. Aggregate Bond Index $11,432	Bloomberg U.S. Intermediate Government Bond Index $11,308
12/2014	$10,000	$10,000	$10,000
12/2015	$10,040	$10,055	$10,118
12/2016	$10,160	$10,321	$10,225
12/2017	$10,340	$10,687	$10,341
12/2018	$10,423	$10,688	$10,488
12/2019	$11,036	$11,620	$11,034
12/2020	$11,589	$12,492	$11,666
12/2021	$11,403	$12,299	$11,469
12/2022	$10,362	$10,699	$10,582
12/2023	$10,849	$11,291	$11,038
12/2024	$11,086	$11,432	$11,308

Average Annual Return [Table Text Block]

Average Annual Total Returns as of December 31, 2024

	1 Year	5 Years	10 Years
Western Asset Management U.S. Government Portfolio - Class E	2.18%	0.09%	1.04%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%
Bloomberg U.S. Intermediate Government Bond Index	2.44%	0.49%	1.24%

AssetsNet	$ 1,306,226,785
Holdings Count | Holding	862
Advisory Fees Paid, Amount	$ 6,486,858
InvestmentCompanyPortfolioTurnover	161.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,306,226,785
# of Portfolio Investments	862
Portfolio Turnover Rate	161%
Total Advisory Fees Paid	$6,486,858

Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Short-Term Investments	0.5
Corporate Bonds & Notes	4.2
Foreign Government	4.2
Mortgage-Backed Securities	4.5
U.S. Treasury & Government Agencies	92.6
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	14.2
U.S. Treasury Notes	13.7
Federal Home Loan Mortgage Corp.	11.6
Federal Farm Credit Banks Funding Corp.	8.6
Resolution Funding Corp. Principal STRIPS	7.2
Government National Mortgage Association	7.2
Federal Home Loan Banks	6.9
Uniform Mortgage-Backed Security, TBA	4.6
U.S. Treasury Inflation-Indexed Notes	3.6
Private Export Funding Corp.	3.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT